              As filed with the Securities and Exchange Commission.
                                               '33 Act Registration No. 33-33425
                                               '40 Act Registration No. 811-5999

--------------------------------------------------------------------------------
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 21 [X]
                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 22 [X]


                              NACO VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus and the Statement of Additional Information.

It is proposed that this filing will become effective (check appropriate space)


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2000, pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485


================================================================================

                              NACO VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information.....................................Calculation of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its NACo Variable Account


                   The date of this prospectus is May 1, 2000.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------


The following underlying mutual funds are available under the contracts:

  - American Century: Income & Growth - Investor Class

  - American Century: Ultra - Investor Class
  - American Century: Value - Investor Class
  - The Brown Capital Management - Small Company Fund

  - Dreyfus Appreciation Fund, Inc.

  - Dreyfus Premier Midcap Stock Fund - Class A \

  - The Dreyfus Premier Third Century Fund, Inc. - Class Z
  - Federated Bond Fund - Class F
  - Federated U.S. Government Securities Fund: 2-5 Years
  - Institutional Shares
  - Fidelity Advisor Growth Opportunities Fund - Class A
  - Fidelity Advisor High Yield Fund - Class T
  - Fidelity Equity - Income Fund -
  - Fidelity OTC Portfolio
  - Fidelity Puritan Fund
  - INVESCO Dynamics Fund
  - INVESCO Total Return Fund
  - Life Designs Series
    - The Aggressive Portfolio
    - The Moderately Aggressive Portfolio
    - The Moderate
    - Portfolio
    - The Moderately Conservative Portfolio
    - The Conservative Portfolio
  - MAS Funds Fixed Income Portfolio
  - MFS(R) High Income Fund - Class A
  - Morgan
  - Stanley Institutional Fund, Inc.
  - Equity Growth Portfolio - Class B
  - Nationwide(R) Fund - Class D

  - Nationwide(R) Money Market Fund - Prime Shares
  - Nationwide S&P 500(R) Index Fund
  - Institutional Service Class (formerly, Class Y)
  - Nationwide Separate Account Trust

  - Nationwide Income Fund
  - Nationwide Separate Account Trust
  - Nationwide Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, L.P., Lazard Asset Management, Strong Capital Management, Inc. and Credit Suisse Asset Management, LLC)
  - Neuberger Berman Guardian Fund, Inc.
  - Neuberger Berman Partners Trust
  - Oppenheimer Global Fund - Class A

  - Prestige Balanced Fund - Institutional Service Class (formerly, Class Y)
  - Prestige International Fund - Institutional Service Class (formerly, Class
    Y)
  - Prestige Large Cap Growth Fund - Institutional Service Class (formerly, Class Y)
  - Prestige Large Cap Value Fund - Institutional Service Class (formerly, Class Y)
  - Prestige Small Cap Fund - Institutional Service Class (formerly, Class Y)
  - Putnam International Growth Fund - Class A


  - Putnam Investors Fund - Class A
  - Putnam Voyager Fund - Class A
  - SEI Index Funds - S&P 500 Index Portfolio
  - Seligman Growth Fund, Inc. - Class A
  - Short-Term Investments Trust - Treasury Portfolio - Institutional Class
  - T. Rowe Price International Stock Fund(R)
  - Templeton Foreign Fund - Class A


NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER MAY 1, 2000:
  - American Century: International Discovery - Investor Class
  - Warburg Pincus Emerging Growth Fund - Common Class


NOT AVAILABLE FOR NEW PLANS ESTABLISHED ON OR AFTER JUNE 30, 1998
  - Fidelity Contrafund(R)

NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1997
  - Fidelity Magellan(R) FunD

NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER MAY 1, 1997

  -  American Century: Growth - Investor Class

  - Massachusetts Investors Growth Stock Fund - Class A


NOT AVAILABLE FOR ALL CONTRACTS ISSUED ON OR AFTER JULY 1, 1994

  - The Bond Fund of America(SM), Inc.
  - The Investment Company of America(R), Inc.

NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1993

  - Evergreen Income and Growth Fund - Class Y
  - MFS(R) Growth Opportunities Fund - Class A

  - Nationwide(R) Growth Fund - Class D

NOT AVAILABLE FOR OWNERS WHOSE PREDECESSOR NATIONWIDE DC VARIABLE ACCOUNT CONTRACT WAS ISSUED ON OR AFTER JANUARY 1, 1987
  - Fidelity Capital & Income Fund



The Statement of Additional Information ( dated May 1, 2000) which contains additional information about the contracts and the NACo Variable Account has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 34.


For general information or to obtain FREE copies of the:
 - Statement of Additional Information;

 - prospectus, annual report or semi-annual report for any underlying mutual fund; and


 - required Nationwide forms,

call:          1-800-545-4730
         TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 16766
       COLUMBUS, OHIO 43216
The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:
                                   WWW.SEC.GOV

THIS ANNUITY IS NOT:
-  A BANK DEPOSIT          -  FEDERALLY INSURED
-  ENDORSED BY A BANK      -  AVAILABLE IN
   OR GOVERNMENT AGENCY       EVERY STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.


ALLOCATED CONTRACT- Contract under which Nationwide maintains individual accounts on behalf of each participant.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.


ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract.


CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

MEMBER COUNTY- A county which is a member of the National Association of Counties ("NACo") or an entity approved by the President of NACo for participation under the NACo program.

NACO PROGRAM- The deferred compensation program established and administered pursuant to Section 457 of the Internal Revenue Code for the benefit of member counties.

NATIONWIDE- Nationwide Life Insurance Company.

PARTICIPANT ACCOUNT YEAR- For each participant, the participant account year is each one-year period starting with either the date accumulation units were first credited to the participant's account, or an anniversary of that date.


SUB-ACCOUNTS- Divisions of the variable account which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.


UNALLOCATED CONTRACT- A contract where Nationwide maintains one single plan contract, as opposed to maintaining individual participant accounts.

VALUATION PERIOD- Each day the New York Stock Exchange is open.

VARIABLE ACCOUNT- NACo Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.........................4

SUMMARY OF STANDARD CONTRACT
     EXPENSES.....................................6

UNDERLYING MUTUAL FUND
     ANNUAL EXPENSES..............................7

EXAMPLE..........................................10

CONDENSED FINANCIAL INFORMATION..................13

FINANCIAL STATEMENTS.............................13

SYNOPSIS OF THE CONTRACTS........................13

NATIONWIDE LIFE INSURANCE COMPANY................14

NATIONWIDE INVESTMENT SERVICES
     CORPORATION.................................14

INVESTING IN THE CONTRACT........................14
     The Variable Account and Underlying
         Mutual Funds

CHARGES AND DEDUCTIONS...........................15
     Participant Account Maintenance Charge
     Variable Account Annual Expense Fee
     Contingent Deferred Sales Charge
     Premium Taxes

CONTRACT RIGHTS..................................18

OPERATION OF THE CONTRACT........................18
     Minimum Purchase Payments
     Application of Purchase Payments
     Allocation of Purchase Payments
     Determining Variable Account Value -
         Valuing an Accumulation Unit
     Determining the Participant Account Value
     Exchange Privilege
     Experience Credits

MODIFICATION OF THE CONTRACT.....................21

CONTRACT SUSPENSION AND TERMINATION..............21

REDEMPTION OF PARTICIPANT ACCOUNTS...............21

RETIREMENT PERIOD................................22
     Additional Purchase Payment Before
         Beginning Retirement Income Payments
     Retirement Income Payments
     Election of Retirement Income Form and Date
     Retirement Income Forms
     Determination of Life Income Payments
     Alternate Assumed Investment Rate

DEATH OF PARTICIPANT.............................25
     Participant Death Before Retirement
     Death of Retired Participant

FEDERAL TAX CONSIDERATIONS.......................26
     Contracts Issued under the New York
         Model Plan

STATEMENTS AND REPORTS...........................27

LEGAL PROCEEDINGS................................27

ADVERTISING AND SUB-ACCOUNT
     PERFORMANCE SUMMARY.........................28

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION.................................34

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL
     FUNDS.......................................35

APPENDIX B: CONDENSED FINANCIAL
     INFORMATION.................................45

SUMMARY OF CONTRACT EXPENSES

All charges are subject to negotiation therefore the expenses described below vary from contract to contract. Please refer to the appropriate prospectus provision for more details.

PARTICIPANT TRANSACTION EXPENSES


Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of the daily net
assets of the variable account).................  5%


MAXIMUM PARTICIPANT ACCOUNT
MAINTENANCE CHARGE..............................$50

MAXIMUM VARIABLE ACCOUNT ANNUAL
EXPENSE FEE(1)
(as a percentage of average
account value)............................0.95% per annum

(1) The maximum Variable Account Annual Expense Fee does not include:

  - premium taxes that may be imposed by the state in which the contract was issued; or

  - deductions for management fees and other expenses made by the underlying mutual funds.


                                        UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                 (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------------
                                                          Management        Other         12b-1      Total Mutual
                                                             Fees         Expenses         Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------
American Century: Growth - Investor Class                   1.00%          0.00%          0.00%          1.00%
--------------------------------------------------------------------------------------------------------------------
American Century: Income & Growth - Investor Class          0.68%          0.00%          0.00%          0.68%
--------------------------------------------------------------------------------------------------------------------
American Century: International Discovery - Investor        1.59%          0.00%          0.00%          1.59%
Class
--------------------------------------------------------------------------------------------------------------------
American Century: Ultra - Investor Class                    1.00%          0.00%          0.00%          1.00%
--------------------------------------------------------------------------------------------------------------------
American Century: Value - Investor Class                    1.00%          0.00%          0.00%          1.00%
--------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                          0.32%          0.12%          0.25%          0.69%
--------------------------------------------------------------------------------------------------------------------
The Brown Capital Management  - Small Company Fund          0.65%          0.85%          0.00%          1.50%
--------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.                             0.28%          0.36%          0.25%          0.89%
--------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Midcap Stock Fund - Class A                 1.10%          0.00%          0.25%          1.35%
--------------------------------------------------------------------------------------------------------------------
The Dreyfus Premier Third Century Fund, Inc.- Class Z       0.75%          0.10%          0.11%          0.96%
--------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund - Class Y                  0.99%          0.22%          0.00%          1.21%
--------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                               0.64%          0.45%          0.00%          1.09%
--------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 Years -      0.40%          0.00%          0.15%          0.55%
Institutional Shares
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities Fund - Class A        0.43%          0.24%          0.25%          0.92%
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield Fund - Class T                  0.58%          0.21%          0.25%          1.04%
--------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                              0.58%          0.24%          0.00%          0.82%
--------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund (R)                                     0.45%          0.20%          0.00%          0.65%
--------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                 0.47%          0.20%          0.00%          0.67%
--------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                                   0.43%          0.19%          0.00%          0.62%
--------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                      0.50%          0.25%          0.00%          0.75%
--------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                       0.44%          0.20%          0.00%          0.64%
--------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund                                       0.52%          0.27%          0.25%          1.04%
--------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund                                   0.56%          0.23%          0.25%          1.04%
--------------------------------------------------------------------------------------------------------------------
The Investment Company of America(R), Inc.                  0.24%          0.08%          0.23%          0.55%
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Aggressive Portfolio               0.50%          0.00%          0.00%          0.50%
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Moderately Aggressive              0.50%          0.00%          0.00%          0.50%
Portfolio
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Moderate Portfolio                 0.50%          0.00%          0.00%          0.50%
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Moderately Conservative            0.50%          0.00%          0.00%          0.50%
Portfolio
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Conservative Portfolio             0.50%          0.00%          0.00%          0.50%
--------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                            0.38%          0.11%          0.00%          0.49%
--------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A         0.33%          0.00%          0.35%          0.68%
--------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities Fund - Class A                  0.42%          0.00%          0.19%          0.61%
--------- -----------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund - Class A                           0.44%          0.00%          0.30%          0.74%
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Institutional Fund, Inc. - Equity            0.60%          0.20%          0.25%          1.05%
Growth Portfolio - Class B
--------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund - Class D                                0.50%          0.33%          0.00%          0.83%
--------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund - Class D                         0.58%          0.22%          0.00%          0.80%
--------------------------------------------------------------------------------------------------------------------
Nationwide Money Market Fund - Prime Shares                 0.40%          0.21%          0.00%          0.61%
--------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index Fund - Institutional Service    0.13%          0.35%          0.00%          0.48%
Class (formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide Income       0.45%          0.30%          0.00%          0.75%
Fund
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                          Management        Other         12b-1      Total Mutual
                                                             Fees         Expenses         Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide Small        0.98%          0.17%          0.00%          1.15%
Company Fund
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund, Inc.                        0.70%          0.12%          0.00%          0.82%
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Trust                             0.85%          0.06%          0.00%          0.91%
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund - Class A                           0.69%          0.26%          0.21%          1.16%
--------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Institutional Service Class        0.75%          0.20%          0.00%          0.95%
(formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------
Prestige International Fund - Institutional Service         0.85%          0.40%          0.00%          1.25%
Class (formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund - Institutional Service      0.80%          0.25%          0.00%          1.05%
Class (formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - Institutional Service       0.75%          0.25%          0.00%          1.00%
Class (formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund - Institutional Service Class       0.95%          0.25%          0.00%          1.20%
(formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------
Putnam International Growth Fund - Class A                  0.64%          0.38%          0.25%          1.27%
--------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                             0.47%          0.17%          0.25%          0.89%
--------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                               0.47%          0.18%          0.25%          0.90%
--------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500 Index Portfolio                   0.00%          0.40%          0.00%          0.40%
--------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                        0.70%          0.22%          0.24%          1.16%
--------------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust - Treasury Portfolio -         0.06%          0.03%          0.00%          0.09%
Institutional Class
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                   0.67%          0.15%          0.00%          0.82%
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class A                            0.61%          0.27%          0.25%          1.13%
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund - Common Class          0.90%          0.33%          0.00%          1.23%
--------------------------------------------------------------------------------------------------------------------



The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.




--------------------------------------------------------------------------------------------------------------------
                                                          Management        Other         12b-1      Total Mutual
                                                             Fees         Expenses         Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------
The Brown Company Management - Small Company Fund           1.00%          0.85%          0.00%          1.85%
--------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                               0.75%          0.47%          0.00%          1.22%
--------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 Years -      0.40%          0.39%          0.00%          0.79%
Institutional Shares
--------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index Fund - Institutional Service    0.13%          0.54%          0.00%          0.67%
Class (formerly, "Class Y")
--------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide Income       0.45%          0.44%          0.00%          0.89%
Fund
--------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Institutional Service Class        0.75%          2.56%          0.00%          3.31%
(formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------
Prestige International Fund - Institutional Service         0.85%          5.45%          0.00%          6.30%
Class (formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund - Institutional Service      0.80%          2.66%          0.00%          3.46%
Class (formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - Institutional Service       0.75%          3.46%          0.00%          4.21%
Class (formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund - Institutional Service Class       0.95%          3.92%          0.00%          4.87%
(formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500 Index Portfolio                   0.03%          0.41%          0.00%          0.44%
--------------------------------------------------------------------------------------------------------------------

EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under the contracts assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.


The chart reflects expenses of both the variable account and the underlying mutual funds. A CDSC of 5% of total purchase payments and the maximum Variable Account Annual Expense Fee of 0.95% are assumed. In addition, the chart reflects a Participant Account Maintenance Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Participant Account Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

For those contracts that have a different CDSC schedule, a lower Variable Account Annual Expense Fee, and/or a lower or no Participant Account Charge, the actual expenses are reduced.



--------------------------------------------------------------------------------------------------------------------------
                            If you surrender your contract    If you do not surrender your  If you annuitize your contract
                             at the end of the applicable      contract at the end of the    at the end of the applicable
                                      time period                applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
American Century: Income &       70     113    159     284      20    63     109     234     20     63     109     234
Growth - Investor Class
--------------------------------------------------------------------------------------------------------------------------
American Century: Growth -       67     103    141     249      17    53     91      199     17     53      91     199
Investor Class
--------------------------------------------------------------------------------------------------------------------------
American Century:                77     132    190     347      27    82     140     297     27     82     140     297
International Discovery -
Investor Class
--------------------------------------------------------------------------------------------------------------------------
American Century: Ultra -        70     113    159     284      20    63     109     234     20     63     109     234
Investor Class
--------------------------------------------------------------------------------------------------------------------------
American Century: Value -        70     113    159     284      20    63     109     234     20     63     109     234
Investor Class
--------------------------------------------------------------------------------------------------------------------------
The Brown Capital Management     76     129    185     337      26    79     135     287     26     79     135     287
- Small Company Fund
--------------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM),    67     103    142     250      17    53     92      200     17     53      92     200
Inc.
--------------------------------------------------------------------------------------------------------------------------
Dreyfus   Appreciation   Fund,   69     110    153     272      19    60     103     222     19     60     103     222
Inc.
--------------------------------------------------------------------------------------------------------------------------
Dreyfus  Premier  Midcap Stock   74     124    177     322     244    74     127     272     24     74     127     272
Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
The Dreyfus Premier Third        70     112    156     280      20    62     106     230     20     62     106     230
Century Fund, Inc. - Class Z
--------------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth      73     120    170     307      23    70     120     257     23     70     120     257
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F    71     116    163     294      21    66     113     244     21     66     113     244
--------------------------------------------------------------------------------------------------------------------------
Federated U.S. Government        66      99    134     234      16    49     84      184     16     49      84     184
Securities Fund: 2-5 Years -
Institutional Shares
--------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth          70     111    154     275      20    61     104     225     20     61     104     225
Opportunities Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield      71     115    161     289      21    65     111     239     21     65     111     239
Fund - Class T
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                            If you surrender your contract    If you do not surrender your  If you annuitize your contract
                             at the end of the applicable      contract at the end of the    at the end of the applicable
                                      time period                applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund   69     108    149     264      19    58     99      214     19     58      99     214
--------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund(R)           67     102    140     245      17    52     90      195     17     52      90     195
--------------------------------------------------------------------------------------------------------------------------
Fidelity Equity - Income Fund    67     103    141     248      17    53     91      198     17     53      91     198
--------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund        66     101    138     242      16    51     88      192     16     51      88     192
--------------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio           68     105    145     257      18    55     95      207     18     55      95     207
--------------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund            67     102    139     244      17    52     89      194     17     52      89     194
--------------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund            71     115    161     289      21    65     111     239     21     65     111     239
--------------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund        71     115    161     289      21    65     111     239     21     65     111     239
--------------------------------------------------------------------------------------------------------------------------
The Investment Company of        66     99     134     234      16    49     84      184     16     49      84     184
America(R), Inc.
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The         65     97     132     228      15    47     82      178     15     47      82     178
Aggressive Portfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The         65     97     132     228      15    47     82      178     15     47      82     178
Moderately Aggressive
Portfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The         65     97     132     228      15    47     82      178     15     47      82     178
Moderate Portfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The         65     97     132     228      15    47     82      178     15     47      82     178
Moderately Conservative
Portfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The         65     97     132     228      15    47     82      178     15     47      82     178
Conservative Portfolio
--------------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income           65     97     131     227      15    47     81      177     15     47      81     177
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors          67     103    141     249      17    53     91      199     17     53      91     199
Growth Stock Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities      66     101    138     241      16    51     88      191     16     51      88     191
Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund - Class  68     105    145     256      18    55     95      206     18     55      95     206
A
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Institutional     71     115    161     290      21    65     111     240     21     65     111     240
Fund, Inc. - Equity Growth
Portfolio - Class B
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund - Class D     69     108    149     266      19    58     99      216     19     58      99     216
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund -      68     107    148     262      18    57     98      212     18     57      98     212
Class D
--------------------------------------------------------------------------------------------------------------------------
Nationwide Money Market Fund     66     101    138     241      16    51     88      191     16     51      88     191
-Prime Shares
--------------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index       65      97    131     226      15    47     81      176     15     47      81     176
Fund - Institutional Service
Class (formerly, "Class Y")
--------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account      68     105    145     257      18    55     95      207     18     55      95     207
Trust - Nationwide Income
Fund
--------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account      72     118    167     300      22    68     117     250     22     68     117     250
Trust - Nationwide Small
Company Fund
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian        69     108    149     264      19    58     99      214     19     58      99     214
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners        70     110    154     274      20    60     104     224     20     60     104     224
Trust
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                             If you surrender your contract   If you do not surrender your  If you annuitize your contract
                              at the end of the applicable     contract at the end of the    at the end of the applicable
                                       time period               applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -        72     118    167     301      22    68     117     251     22     68     117     251
Class A
--------------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund -         70     112    156     279      20    62     106     229     20     62     106     229
Institutional Service Class
(formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------------
Prestige International Fund -    73     121    172     311      23    71     122     261     23     71     122     261
Institutional Service Class
(formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth        71     115    161     290      21    65     111     240     21     65     111     240
Fund - Institutional Service
Class (formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund    70     113    159     284      20    63     109     234     20     63     109     234
- Institutional Service Class
(formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -        73     120    169     306      23    70     119     256     23     70     119     256
Institutional Service Class
(formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------------
Putnam International Growth      73     122    173     313      23    72     123     263     23     72     123     263
Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class    69     110    153     272      19    60     103     222     19     60     103     222
A
--------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A    69     110    153     273      19    60     103     223     19     60     103     223
--------------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500        64     94     126     217      14    44     76      167     14     44      76     167
Index Portfolio
--------------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. -     72     118    167     301      22    68     117     251     22     68     117     251
Class A
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust     61     84     109     181      11    34     59      131     11     34      59     131
- Treasury Portfolio -
Institutional Class
--------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International      69     108    149     264      19    58     99      214     19     58      99     214
Stock Fund(R)
--------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -         72     117    166     298      22    67     116     248     22     67     116     248
Class A
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging          73     121    171     309      23    71     121     259     23     71     121     259
Growth Fund - Common Class
--------------------------------------------------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

The accumulation unit value for each underlying mutual fund reflects changes in the value of the underlying mutual fund and the deduction of the Variable Account Annual Expense Fee. For specific accumulation unit value information for each class of the underlying mutual funds, please refer to Appendix B.

FINANCIAL STATEMENTS
Financial Statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number located on page 2 of this prospectus.

SYNOPSIS OF THE CONTRACTS


The contracts are group flexible fund retirement contracts. The contracts are designed for use in deferred compensation plans adopted by member counties under the NACo program. The plans generally will qualify for favorable tax treatment under Sections 401 or 457 of the Internal Revenue Code.


Nationwide issues a single group contract to the contract owner, which covers all present and future participating employees. Nationwide will provide a certificate to the contract owner to deliver to each retired participant or other person for whom a Retirement Income Form is purchased. The certificate will set forth the benefits to which the recipient is entitled. Additionally, if legally required, Nationwide will provide a certificate to the contract owner for delivery to any other person required by law to receive a certificate.

Nationwide establishes an account for each participant under the contract. The account contains values and reflects activity for each participant. Plan participants generally receive tax deferral on amounts deposited into the plan and are taxed when amounts are distributed from the plan.


Plans established for the benefit of any organization that is exempt from federal income tax under Section 457 of the Internal Revenue Code with the exception of government plans, remain the sole property of the contract owner, subject to the claims of the contract owner's general creditors. Consequently, all amounts deferred to the plan, all income and property attributable to such amounts remain the property of the contract owner until such amounts are made available to participants in the plan or to the participants' beneficiaries.


Purchase payments are normally submitted monthly, but the schedule may be adjusted to fit the contract owner's payroll practices. Purchase payments made by or on behalf of each participant must be at least $20 per month.

The contract strives to provide each participant with:
- an initial Retirement Income Payment, which will reflect cost of living changes during pre-retirement years (without requiring increased purchase payments to keep pace with cost of living increases during those years); and
- subsequent Retirement Income Payments which will vary with the cost of living changes during his or her retired lifetime.

Although the contract strives to achieve its goals, there can be no assurance that the contracts will achieve them.

Nationwide will apply purchase rates set forth in the contract to accumulated amounts in participant accounts. These accumulated amounts will reflect the investment performance of the underlying mutual funds selected by the participant. Consequently, a participant's Retirement Income Payments will be directly affected by his or her investment choices under the contract. Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation. However, there is no exact correlation and for some periods, the prices of securities have declined while the cost of living was rising.

MINIMUM PURCHASE PAYMENTS

Purchase payments for each participant must be at least $20 per month.

CHARGES AND EXPENSES

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 5% of purchase payments surrendered.

Nationwide may assess a Participant Account Maintenance Charge. This charge varies from contract to contract and will not be assessed unless specifically agreed upon by the contract owner and Nationwide. The maximum Participant Account Maintenance Charge is $50 (see "Participant Account Maintenance Charge").

Nationwide can deduct a Variable Account Annual Expense Fee at a maximum rate of 0.95% of average account value. Nationwide can assess this fee in return for bearing certain risks and administrative expenses. The Variable Account Annual Expense Fee is negotiable and varies from contract to contract to reflect unique plan characteristics. This fee does not reflect deductions made by the underlying mutual funds (see "Variable Account Annual Expense Fee").

The CDSC, Participant Account Maintenance Charge, and Variable Account Annual Expense Fee, when negotiated, may be decreased upon notice to the contract owner (see "Modification of the Contract").

RETIREMENT INCOME PAYMENTS

Retirement income payments begin on the annuitization date. Payments are based on the retirement income form chosen (see "Retirement Income Payments" and "Retirement Income Forms").

TAXATION


How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929. Nationwide is a member of the Nationwide group of companies with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION


The contracts are underwritten and distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.


INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

The variable account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on September 7, 1988, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise it or the management of Nationwide.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.


The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.


Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

  1) shares of a current underlying mutual fund are no longer available for investment; or

  2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

CHARGES AND DEDUCTIONS

The charges and fees described in this section vary from contract to contract, depending on plan characteristics and the particular needs and preferences of contract owners. Generally, the charges and fees are negotiable. This flexibility allows Nationwide and the contract owner to custom design a charge structure that meets the financial goals of both the contract owners and Nationwide.

While a contract is in effect, a circumstance may arise that would require a renegotiation of the contract terms. In this situation, charges and fees will not be higher than those in effect before the re-negotiation. In other words, the charges and fees of a renegotiated contract may decrease, but under no circumstances will they increase.

PARTICIPANT ACCOUNT MAINTENANCE CHARGE

Nationwide may assess a Participant Account Maintenance Charge to reimburse it for administrative expenses involved in issuing and maintaining the contracts. The maximum Participant Account Maintenance Charge is $50. Nationwide will not assess this charge unless it is negotiated and contractually agreed upon by Nationwide and the contract owner.

Generally, by negotiating a higher Participant Account Maintenance Charge, a contract owner can expect to lower other charges that are assessed in connection with the contract. Conversely, a contract owner that negotiates a lower Participant Account Maintenance Charge can expect to incur higher charges elsewhere in the expense structure.

If a Participant Account Maintenance Charge is negotiated, it will be assessed against each applicable participant in the plan. Nationwide will deduct the charge from each participant's account on the participant anniversary, which is the anniversary of the date accumulation units were first credited to the participant's account. Each year's deduction will compensate Nationwide for expenses incurred during the previous year. The deduction will occur during both the accumulation and annuity payment periods.

The Participant Account Maintenance Charge is made by canceling a number of accumulation units during both the accumulation and annuity periods, equal in value to the applicable charge. If a participant account includes more than one sub-account, the deduction will be allocated among sub-accounts on the basis of relative values at the time the deduction is made.

On the date that a full withdrawal is taken from a participant's account, Nationwide will deduct a pro-rated Participant Account Maintenance Charge. The amount of the charge will be 1/12 of the applicable Participant Account Maintenance Charge, multiplied by the number of whole or partial months between the last participant anniversary (or participant effective date during the first year of a participant account) and the withdrawal date.

The deduction for the Participant Account Maintenance Charge will be taken proportionately from each sub-account based on relative value at the time the deduction is made.

This contract may be used by a plan in conjunction with other investment options, such as Nationwide's Group Fixed Fund Retirement Contract. In this case, the deduction for the Participant Account Maintenance Charge may be reduced so that the combined total of the Participant Account Maintenance Charge and any similar charges imposed under other investment options does not exceed the Participant Account Maintenance Charge negotiated for this contract. The charge will be deducted proportionately from the sub-accounts and amounts held in the other investment options based on the relative values at the time the deduction is made.

THE PARTICIPANT ACCOUNT MAINTENANCE CHARGE WILL NOT BE ASSESSED UNLESS NEGOTIATED BETWEEN NATIONWIDE AND THE CONTRACT OWNER.

VARIABLE ACCOUNT ANNUAL EXPENSE FEE

Nationwide can deduct a Variable Account Annual Expense Fee up to a maximum rate of 0.95% of average account value in exchange for assuming various risks and administrative expenses associated with the contracts. This fee is subject to negotiation and can vary for each contract to reflect unique plan characteristics.

The following factors may be considered in negotiating the amount of this fee:

  1)   plan size;
  2)   the number of eligible employees;
  3)   the number of plan participants;
  4)   demographics of the plan participants;
  5)   general economic conditions;

  6) the varying costs associated with the underlying mutual funds that are offered in the contract;
  7)   the type of contract (e.g. allocated vs. unallocated);
  8)   distribution costs;
  9)   any recovery of credits on initial transfers; and
  10)  other factors Nationwide deems relevant.

CONTINGENT DEFERRED SALES CHARGE

No sales charge is deducted from purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC when applicable. The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, Nationwide will make up any shortfall from its general account.

Regardless of the CDSC schedule chosen, no CDSC will be assessed against distributions paid as:

  -    a life income payment option;

  - a designated period payment option of 5 or more years for a participant who has a minimum of 5 participant account years before the beginning of the benefit payments; and

  -    a single-sum or periodic payment resulting from a participant's death.

Contracts Issued Beginning July 1, 1985 and Before May 1, 1998


If the contract owner terminates the contract in accordance with the section entitled "Suspension and Termination" and directs Nationwide to withdraw all or part of the contract value, Nationwide will assess a CDSC from each participant's account as indicated below. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments.


The following CDSC schedule applies to contracts issued beginning July 1, 1985 and before the later of May 1, 1998 or the date on which state insurance authorities approve contract modifications.

-------------------------------------------------
                           Number of Completed
                          Years of Participation
   CDSC Percentage          (Beginning July 1,
                                  1985)*
-------------------------------------------------
          4%                   1 through 12
-------------------------------------------------
          3%                        13
-------------------------------------------------
          2%                        14
-------------------------------------------------
          1%                        15
-------------------------------------------------
          0%                   16 and after
-------------------------------------------------

*The "Number of Completed Years of Participation" is determined beginning with the participant's first deferral into the contract.

In any event, no CDSC will be assessed against withdrawals taken on or after January 1, 2001 for contracts issued beginning July 1, 1985 and before the later of May 1, 1998 or the date on which state insurance authorities approve contract modifications.

When a CDSC of less than 4% is negotiated and assessed, the reduced charge may reflect actual variations in expenses, usually resulting from reduced expenses to Nationwide in connection with case acquisition costs, plan start-up expenses, commissions and marketing expenses. Nationwide will not apply any deductions in a discriminatory manner.

Contracts Issued On or After May 1, 1998

For contracts issued on or after the later of May 1, 1998 or the date on which state insurance authorities approve contract modifications, a CDSC may be negotiated and assessed.

The total CDSC assessed to any participant will never exceed 5% (or a lesser percentage, if applicable) of the total purchase payments made on behalf of the participant for the 16 years before the surrender date.

When a CDSC of less than 5% is negotiated and assessed, the reduced charge may reflect actual variations in expenses, usually resulting from reduced expenses to Nationwide in connection with case acquisition costs, plan start-up expenses, commissions and marketing expenses. Nationwide will not apply any deductions in a discriminatory manner.

PREMIUM TAXES


Nationwide may charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.


If applicable, Nationwide will deduct premium taxes from the contract either at:

(1) the time the contract is surrendered;

(2) annuitization; or

(3) such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT RIGHTS

The contract owner owns the contract for the exclusive benefit of the plan's participants and beneficiaries. Contractual rights may be exercised by the contract owner subject to those rights specifically reserved in the plan documents for participants, either as a group or as individuals. The contract owner may not take any action inconsistent with the rights of the plan's participants. The contract may not be assigned.

OPERATION OF THE CONTRACT

MINIMUM PURCHASE PAYMENTS

Purchase payments for each participant must be at least $20 per month. Payments must be made no less frequently than monthly, unless Nationwide agrees otherwise.

APPLICATION OF PURCHASE PAYMENTS

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the participant will be informed of the reason for the delay. The purchase payment will be returned unless the participant specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-  New Year's Day                  -  Independence Day
-  Martin Luther King, Jr. Day     -  Labor Day
-  Presidents' Day                 -  Thanksgiving
-  Good Friday                     -  Christmas
-  Memorial Day

Nationwide also will not price purchase payments if:

(1) trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.


Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, account value may be affected since the contract owner will not have access to their account.

When permissible under state insurance law, Nationwide may credit up to 8% of an initial transfer into the contract. An initial transfer is the amount transferred into the contract from a non-Nationwide investment product. It serves as the initial purchase payment under the contract. This credit will reimburse the contract owner for any exit penalty assessed by the previous provider. Nationwide will recover this credit by reducing service agent and/or broker compensation or through the negotiation of an increased Participant Account Maintenance Charge or Variable Account Annual Expense Fee.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to each participant's account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. The contract owner, or the participant if the plan so permits, may change allocations among sub-accounts for future purchase payments. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any participant. Nationwide will accept these changes as frequently as permitted by the plan. An allocation change will not affect the allocation of purchase payments before the change.

DETERMINING VARIABLE ACCOUNT VALUE - VALUING AN ACCUMULATION UNIT

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

  (a)  is:

       (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and


       (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period);

  (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

  (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.00% to 0.95% of the daily net assets of the variable account, depending on unique plan characteristics.


Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING THE PARTICIPANT ACCOUNT VALUE

A participant's account value is equal to the sum of the value of all accumulation units credited to the participant's account. The number of accumulation units credited to each participant account for each sub-account is determined by dividing the amount allocated to that sub-account for that participant by the accumulation unit value for that sub-account for the valuation period the purchase payment was received.

The value of a participant's account on any day can be determined by multiplying the total number of accumulation units credited to the participant's account for each sub-account by the current accumulation unit value for that sub-account. Each participant and the contract owner will be advised periodically of the number of accumulation units credited to his or her account for each sub-account, the current accumulation unit values, and the total value of his or her account. These reports are for informational purposes only and do not mean that a participant has any rights in his or her account beyond those provided for in the plan.

EXCHANGE PRIVILEGE

The contract owner, or the participant if the plan so provides, may exchange amounts among the sub-accounts as frequently as permitted by the plan, subject to the limits and rules set by each underlying mutual fund. Certain plans may impose limitations on participant exchange privileges as a consequence of agreements entered into to purchase mutual funds or other investments unrelated to the contract.

For those plans funded by this contract and Nationwide's Group Fixed Fund Retirement Contract, the contract owner, or the participant if the plan so provides, may exchange values between any sub-account and the Group Fixed Fund Retirement Contract. Exchanges from the Nationwide Group Fixed Fund Retirement Contract to any sub-account will be subject to the limitations of the Nationwide Group Fixed Fund Retirement Contract. Exchanges will be effective when received in good order at Nationwide's home office.

If Nationwide receives the exchange request before the end of a valuation date, the exchange will receive the accumulation unit values of that date. However, if Nationwide receives the exchange request after the close of business on a valuation date, the exchange will receive the next valuation date's accumulation unit value.


Certain plans may select investment options, unrelated to the annuity contract, that may impose limitations affecting the exchange privileges associated with the investment options available in the annuity contract.

One such investment option that may be chosen is the Morley Stable Value Retirement Fund. Although the Morley Stable Value Retirement Fund may be purchased by plans as an investment option outside the variable annuity contract described in this prospectus, the Morley Stable Value Retirement Fund may impose restrictions on amounts that may be directly transferred to options which are considered "competing investment options."

Competing investment options include the Nationwide Money Market Fund - Prime Shares, the Federated U.S. Government Securities Fund: 2-5 Years: Institutional Shares, Short-Term Investments Trust - Treasury Portfolio - Institutional Class and the Nationwide Fixed Account Option. If the Morley Stable Value Retirement Fund is available in your Plan, amounts withdrawn from the Morley Stable Value Retirement Fund may not be transferred to a "competing investment option" for a period of at least 90 days.

The Morley Stable Value Retirement Fund is operated by Morley Capital Management, Inc. and advised by Union Bond and Trust; both entities are wholly-owned subsidiaries of Nationwide Financial Services, Inc.

There is no charge assessed for any exchanges.


EXCHANGE REQUESTS

In addition to submitting exchange requests in writing, the participant may also make exchanges by telephone and the internet, provided that the contract owner executes documents agreeing to certain restrictions applicable to these privileges. Telephone and internet exchange requests must be received by Nationwide by the close of the New York Stock Exchange in order to receive that day's closing sub-account price.

Nationwide will use reasonable procedures to confirm that telephone and internet instructions are genuine and will not be liable for following telephone or internet instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners and participants.

EXPERIENCE CREDITS

Depending on the state in which the contract was issued, the contracts are either participating or non-participating. Contract owners of participating contracts have the right to receive any surplus distributed by Nationwide. A surplus distribution will occur if Nationwide's Board of Directors determines that charges and fees assessed under the contracts were higher than necessary to maintain the contracts. Nationwide will distribute any surplus by purchasing additional accumulation units and crediting them to participant accounts. To date, Nationwide has not made any surplus distributions to participant accounts and Nationwide does not guarantee that there will be a surplus distribution in the future. Non-participating contracts do not have the right to receive surplus distributions.

MODIFICATION OF THE CONTRACT

The following charges may be decreased if negotiated, upon notice to the contract owner:

  -    Contingent Deferred Sales Charge

  -    Participant Account Maintenance Charge

  -    Variable Account Annual Expense Fee

No modifications may be made prior to the first contract anniversary.

Nationwide may change any other provision of the contract by giving notice to contract owners not less than 90 days before the change is to be effective.

CONTRACT SUSPENSION AND TERMINATION

Nationwide may suspend the contract at any time upon written notice to contract owners if:

  a) the contract owner fails to remit to Nationwide any purchase payment specified in the plan; or

  b) Nationwide rejects a plan amendment submitted by the contract owner that Nationwide determines would adversely affect the contract's financial experience.

The contract owner may suspend the contract at any time upon 90 days written notice to Nationwide. Suspension will become effective on the 91st day after Nationwide receives the notice. If a contract is suspended, Nationwide will not accept new purchase payments, except by mutual consent. All other contract terms will continue to apply.

Once the suspension is effective, the contract owner may, upon 30 days written notice to Nationwide, terminate the contract. Termination will become effective on the 31st day after Nationwide receives the notice. Upon termination, Nationwide will pay to the contract owner:

  1)   the redemption value of participant accounts, less any applicable CDSC;
       and

  2) the balance of the annual payment amounts in Nationwide's General Account transferred to make Retirement Income Payments under Retirement Income Forms B1 and B2.

REDEMPTION OF PARTICIPANT ACCOUNTS

The contract owner's right to redeem participant accounts, either fully or partially, will be governed by the terms of the plan.

If the plan so permits, the contract owner may redeem a participant account, fully or partially, at any time before Retirement Income Payments begin under Option B1 or B2 (see "Retirement Income Forms"). A partial redemption will not affect requirements to make future purchase payments to that participant account or that participant's retirement date.

For partial redemptions, Nationwide will cancel accumulation units from the sub-accounts. The requested dollar amount cannot exceed available accumulation unit value. The contract owner must instruct Nationwide how the redemption should be taken from the sub-accounts. If no instruction is given, the redemption will be taken proportionately from each sub-account based on the value of each sub-account at the time of the redemption.

Instead of a lump sum distribution of a full or partial redemption, the contract owner (or participant, if permitted by the plan) may elect to have the redemption paid pursuant to Retirement Income Form A1 or A2, subject to the minimums applicable to these options.

If the contract owner terminates the contract, all participant accounts under that contract will be redeemed as permitted by the plan. A CDSC may apply. However, absent contract termination, no CDSC will apply to full or partial redemptions.

Nationwide will pay all redemption amounts to the contract owner. The contract owner is obligated to distribute these amounts to the participant. The contract owner and Nationwide may agree to have Nationwide pay these amounts directly to the participant.

Nationwide will pay any redemption amounts within 7 days of receiving the redemption request. However, Nationwide may suspend or postpone payment when:

  (1)  the New York Stock Exchange is closed;

  (2)  trading on the New York Stock Exchange is restricted;

  (3) an emergency is declared by the SEC making disposal or valuation of securities held in the variable account impracticable; or

  (4) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner and/or participant would not have access to their account.

Participant account value upon full surrender may be more or less than the total of all purchase payments.

RETIREMENT PERIOD

ADDITIONAL PURCHASE PAYMENT BEFORE BEGINNING RETIREMENT INCOME PAYMENTS

The contract owner may make one additional purchase payment to each participant's account in order to increase Retirement Income Payments. The contract owner must notify Nationwide of this election in the documentation electing the Retirement Income Form and retirement date (see "Election of Retirement Income Form and Date"). The purchase payment must be made by the last business day before Retirement Income Payments begin. This purchase payment is subject to any applicable premium taxes.

The annuity rates under the contract apply to the entire value, including any such additional purchase payment that does not exceed 5 times the purchase payments allocated to a participant's account before the date of notice is given. Any amount in excess of this amount may be applied at annuity rates currently offered to this type of contract.

RETIREMENT INCOME PAYMENTS

The distribution period is the period during which a participant account is paid out in installments. Since the distribution period usually occurs after a participant retires, it is also referred to as the retirement period.

Nationwide will pay all retirement distributions to the contract owner. The contract owner is obligated to distribute these amounts to the participant. The contract owner and Nationwide may agree to have Nationwide pay these amounts directly to the participant.

Upon retirement, a participant's account value can be used to purchase either a fixed dollar annuity, a variable payment annuity, or an available combination of both.

Nationwide is obligated to make payments under a variable payment annuity. However, the amount of each payment is not guaranteed. Variable payment amounts will reflect the investment performance of the sub-accounts, but will not be affected by adverse mortality experience or by increased expenses.

A fixed dollar annuity provides for payments that are guaranteed as to dollar amount during the distribution period. Upon retirement, the participant's account value is used to purchase a contract fund by Nationwide's general account. Once this contract has been purchased, the participant's account will no longer vary with the investment performance of the underlying mutual funds.

To determine the amount of the first fixed dollar annuity payment, the value is applied to the applicable annuity table based on the distribution schedule elected. The fixed payment annuity can be distributed in any of the forms listed under the provision "Retirement Income Forms." Specifically, they can be distributed as:

  1)   payments for a designated period;

  2)   payments of a designated amount;

  3)   life income with payment certain; or

  4)   joint and survivor life income.

Fixed dollar annuities are available under a plan upon the contract owner's election.

ELECTION OF RETIREMENT INCOME FORM AND DATE

The contract provides for Retirement Income Payments to begin on the date and under the retirement options set forth in the plan. At least one month before Retirement Income Payments are set to begin, the contract owner may elect one of the retirement income options set forth in this prospectus. Nationwide must receive this election in writing. The plan may restrict changes in the retirement income option elected.


If, at retirement, the present value of a participant's account is less than $5,000, Nationwide may make a lump sum distribution instead of periodic payments.


RETIREMENT INCOME FORMS

Retirement distributions may take any of the following forms, as permitted by the plan:

AMOUNT AND PERIOD CERTAIN OPTIONS

     Option A1: Payments for a Designated Period

     Payments will be made monthly for a set number of years not to exceed 30 years. The amount of each payment will vary with the performance of the underlying mutual funds in which the participant account invests. Nationwide calculates each payment by multiplying (a) by (b), where:

       (a)  is the accumulation unit value on the day the payment is made; and

       (b) is the number of accumulation units applied under this option divided by the number of payments selected.

     Once the amount of the payment is calculated, Nationwide will cancel available accumulation units to equal the dollar amount of that payment.

     Exchanges between the investment options are permitted subject to the limitations set forth in the Group Fixed Fund Retirement Contract. Exchanges may cause the number of accumulation units to change, necessitating a recalculation of the payment amount.

     If the period selected under this option is less than 5 years, and the participant has less than 5 participant account years, a CDSC will be assessed against each payment.

     Option A2: Payments of a Designated Amount

     Payments will be made monthly in equal installments of a set amount (not less than $25 per month) until no accumulation units remain in the participant account. The participant's account is adjusted each valuation date to reflect investment results. Nationwide will cancel accumulation units up to the designated dollar amount of the payment.

     Exchanges between the investment options are permitted subject to the limitations set forth in the Group Fixed Fund Retirement Contract.

     If election of this option results in a payment period of less than 5 years, and the participant has less than 5 Participant Account Years, a CDSC will be assessed against each payment.

LIFE INCOME OPTIONS

For the following options, payments will be determined annually and will remain level throughout the year. Each year, on the anniversary of the beginning of Retirement Income Payments, a new monthly payment will be determined. That new payment will remain level for that year.

Nationwide will use the retired participant's adjusted age to determine each year's set monthly payment. This adjusted age may not be the same as the retired participant's actual age.

Life income options are based on:

  -  the mortality tables specified in the contract;

  -  the adjusted age of the retired participant;

  -  the type of Retirement Income Payment option(s) selected; and

  - in the case of variable payments, the investment performance of the specific sub-accounts elected.

     Option B1: Life Income with Payment Certain

     Payments will be made monthly during an individual's lifetime for a set period of 60, 120, 180, 240, 300 or 360 months, as elected. If the individual dies before the end of the selected period, level payments will continue to the beneficiary during the remainder of the selected period. Unless prohibited by the plan, the beneficiary may elect at any time to receive the present value of the remaining number of payments in a single payment, calculated using the same assumed investment rate used previously.

     Nationwide will cancel accumulation units up to the designated dollar amount of each payment.

     Option B2: Joint and Survivor Life Income

     Payments will be made monthly during the joint lifetime of the participant and a beneficiary. Payments will be made as long as either of the two is living. If the participant predeceases the beneficiary, payments will continue to be paid to the beneficiary at 100%, 75%, 66 2/3% or 50% of the original payment amount as elected until the beneficiary's death. If the beneficiary predeceases the participant, payments will continue at 100% to the participant.

     Nationwide will cancel accumulation units up to the designated dollar amount of each payment.

Other Options

Alternate distribution methods may be used with Nationwide's consent.

Frequency of Payment

The retired participant, with the contract owner's consent, may receive payments under any option annually, semi-annually, or quarterly instead of monthly. Any change in frequency of payments must be on the anniversary of the beginning of Retirement Income Payments.

Withdrawal

If allowed by the plan, any amount remaining under option A1 or A2 may be withdrawn. If that amount is at least $5,000, the withdrawn amount may be applied to option B1 or B2, subject to minimum payment requirements.

DETERMINATION OF LIFE INCOME PAYMENTS

The amount of annuity payments will vary depending on the performance of the underlying mutual funds selected.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. If not prohibited by law, a contract owner may, at contract issuance, elect an alternated assumed investment rate of 5% per annum. The choice of assumed investment rate affects the pattern of Retirement Income Payments. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance is higher or lower than the assumed investment rate.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate built into the variable payment annuity purchase rate basis in the contracts.

First Year's Payments

To determine the monthly payment that will be distributed monthly for the first year after retirement, Nationwide first determines the participant's account value as of the retirement date. This value is found by multiplying the number of accumulation units in each sub-account for that participant's account by the accumulation unit value for that sub-account on the last business day of the second calendar week before the date the first payment will be made.

Based on the participant's account value, Nationwide then determines the amount of each monthly payment. The monthly payment amount is found by dividing the accumulation unit value of that sub-account in the participant's account by the amount required to provide $1 per month (the purchase rate).

Once the monthly payment amount is found, Nationwide multiplies the payment by 12 to get the total payment for the year. Then Nationwide cancels the number of accumulation units from the participant's account to equal the total payments for the year. The accumulation units will be canceled from each sub-account in the same proportion that new purchase payments are allocated. The value is then transferred to Nationwide's general account from which monthly payments are made.

The total annual amount is calculated so that if there are no partial redemptions, and no underlying mutual fund dividends are taken in cash, the monthly payments will be level as long as the net investment factor equals the assumed investment rate plus an amount equal to the annual administrative charge. Payments in subsequent years will vary depending on how the sub-accounts' performance compares to the assumed investment rate.

Second and Subsequent Years' Payments

On each anniversary of the beginning of Retirement Income Payments, the second year's monthly payment amount will be calculated. The calculation will be performed in the same manner as the first year's payment, except that the current participant account value will be used. Similarly, accumulation units will be cancelled and the value will be transferred to Nationwide's general account, from which monthly payments will be made. Subsequent years' payments will be calculated in the same fashion on each anniversary date.

DEATH OF PARTICIPANT

PARTICIPANT DEATH BEFORE RETIREMENT

If a participant dies before beginning Retirement Income Payments, a death benefit equal to the participant's account value is payable as set forth in the plan. The death benefit will be paid when Nationwide:

  1)   receives and verifies the participant's death; and

  2)   verifies beneficiary designations.

If the plan so provides, the beneficiary may receive the death benefit:

  1)   as a lump sum; or

  2) in the form of a Retirement Income Form contained in the contract, subject to applicable minimums. Retirement Income Payments may be fixed, variable, or a combination of both.

DEATH OF RETIRED PARTICIPANT

If a retired participant dies while receiving payments, any payment due will be determined according to the Retirement Income Form elected. The calculation of the net present value of any remaining payments under a period certain option will be based on the same assumed investment rated used in determining the payments before the retired participant's death.

The participant account will be reduced by the number of accumulation units not required to provide further payments during the remainder of a period certain, if any, or to a contingent retired participant. Depending on Nationwide's obligation under the contract, the accumulation units will either remain in the variable account or be transferred to Nationwide's general account.

FEDERAL TAX CONSIDERATIONS


Tax advantages that may be associated with the contracts described in this prospectus will depend on:

-    the type of contract purchased; and

-    the purposes for which the contract is purchased.

Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts. If the contract is purchased as the investment or funding medium for certain retirement plans, tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.


The contracts are treated as a trust under rules similar to Internal Revenue Code Section 401(f).

Under existing federal income tax law, Nationwide is not required to pay taxes on the variable account's investment income when it is credited to contract owners. Nationwide is taxed as a life insurance company under Part One, Subchapter L of the Internal Revenue Code.

Contract owners would normally be taxed on income and capital gains earned under the contract, whether or not taken in cash. However, the contracts are issued only to organizations exempt from federal income tax.

Distributions will normally contain purchase payments that were not previously included in the participant's gross income. Upon distribution, these amounts should be included in the gross income of the recipient.

The contract owner is responsible for ensuring that the plan is established and administered in accordance with the provisions set forth in the Internal Revenue Code.

CONTRACTS ISSUED UNDER THE NEW YORK MODEL PLAN

In order to sell the contracts to governmental employers in the state of New York, the following amendments must be made to the contract:

  - References to "annuity" payments throughout the prospectus are modified to mean "benefit" payments.

  - The "Suspension and Termination" provision is amended to allow a participant to "freeze" his or her account and maintain the account on deposit with Nationwide even though the contract was terminated. The contract owner will continue to own the account, subject to the claims of its general creditors.

  - All references to Life Income Options B1 and B2 throughout this prospectus are deleted.

  - All references to "CDSC" and "Contingent Deferred Sales Charge" throughout this prospectus are deleted.

STATEMENTS AND REPORTS


Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.


Participants should review these reports carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the report, Nationwide will assume all transactions are correct.

Nationwide will provide contract owners with the variable account's prospectus to make available to participants. The contract owner may, under the terms of the plan, be required to provide additional information to participants, such as changes in the plan, changes in the tax status of the plan, or the financial condition of the contract owner as it relates to obligations under the plan.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000 Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000 the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.


ADVERTISING AND SUB-ACCOUNT
PERFORMANCE SUMMARY

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT- Money Market Fund and the Short-Term Investments Trust - Treasury Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the fund's units. Yield is an annualized figure, which means that it is assumed that funds generate the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

   -   precious metals;
   -   real estate;
   -   stocks and bonds;
   -   closed-end funds;
   -   bank money market deposit accounts and passbook savings;
   -   CDs; and
   -   the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:
   -   S&P 500;
   -   Shearson/Lehman Intermediate Government/Corporate Bond Index;
   -   Shearson/Lehman Long-Term Government/Corporate Bond Index;
   -   Donoghue Money Fund Average;
   -   U.S. Treasury Note Index;
   -   Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
   -   Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

   -   Lipper Analytical Services, Inc.;
   -   CDA/Wiesenberger;
   -   Morningstar;
   -   Donoghue's;
   -   magazines such as:
       >  Money;
       >  Forbes;
       >  Kiplinger's Personal Finance Magazine;
       >  Financial World;
       >  Consumer Reports;
       >  Business Week;
       >  Time;
       >  Newsweek;
       >  National Underwriter;and
       >  News and World Report;
   -   LIMRA;
   -   Value;
   -   Best's Agent Guide;
   -   Western Annuity Guide;
   -   Comparative Annuity Reports;
   -   Wall Street Journal;
   -   Barron's;
   -   Investor's Daily;
   -   Standard & Poor's Outlook; and
   -   Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized average annual total return, calculated in a manner prescribed by the SEC, and non-standardized average annual total return ("non-standardized return").

Standardized average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). Any calculation will reflect the standard 7-year CDSC schedule and the deduction of all charges that could be made to the contracts, except for premium taxes, which may be imposed by certain states.

Non-standardized return, calculated similar to standardized average annual total return, shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.


If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.



The standardized average annual total return and non-standardized total return quotations are calculated using data for the period ended December 31, 1999. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

      ------------------------------------------------------------------------------------------------------------------
                                                                                              10 Years
                                                                                            or Date Fund
                                                                                            Available in    Date Fund
                                                                                            the Variable   Available in
                                                                 1 Year         5 Years        Account     the Variable
                        Sub-Account Option                     to 12/31/99    to 12/31/99    to 12/31/99     Account
      -------------------------------------------------------------------------------------------------------------------
      American Century: Income & Growth - Investor Class          6.84%             N/A         10.84%       11/13/98
      -------------------------------------------------------------------------------------------------------------------
      American Century: Growth-Investor Class                    23.41%          21.41%         14.11%       06/17/91
      -------------------------------------------------------------------------------------------------------------------
      American Century: International Discovery - Investor       76.76%             N/A         70.53%       11/13/98
      Class
      -------------------------------------------------------------------------------------------------------------------
      American Century: Ultra-Investor Class                     30.13%          24.55%         15.55%       10/01/93
      -------------------------------------------------------------------------------------------------------------------
      The Bond Fund of America(SM), Inc.                         -8.50%           1.79%          2.58%       06/17/91
      -------------------------------------------------------------------------------------------------------------------
      The Brown Capital Management - Small Company Fund             N/A             N/A         23.35%       06/25/99
      -------------------------------------------------------------------------------------------------------------------
      Dreyfus Appreciation Fund, Inc.                            -1.07%             N/A          1.93%       11/13/98
      -------------------------------------------------------------------------------------------------------------------
      Dreyfus Premier Midcap Stock Fund - Class A                -0.41%             N/A          7.63%       11/13/98
      -------------------------------------------------------------------------------------------------------------------
      The Dreyfus Premier Third Century Fund, Inc. - Class Z     18.93%          25.18%         10.43%       06/17/91
      -------------------------------------------------------------------------------------------------------------------
      Evergreen Income and Growth Fund - Class Y                  5.27%           9.44%          4.62%       06/17/91
      -------------------------------------------------------------------------------------------------------------------
      Federated Bond Fund - Class F                             -13.07%             N/A        -14.03%       11/13/98
      -------------------------------------------------------------------------------------------------------------------
      Federated U.S. Government Securities Fund: 2-5 Years      -11.14%          -0.47%         -2.50%       07/01/92
      - Institutional Shares
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Advisor Growth Opportunities Fund - Class A       -6.90%             N/A         -1.12%       11/13/98
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Advisor High Yield Fund - Class T                 -2.67%             N/A         -1.69%       11/13/98
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Capital & Income Fund                              2.13%           5.92%          7.15%       06/17/91
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Contrafund(R)                                     13.89%          22.39%         15.87%       10/01/93
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Equity - Income Fund                              -3.86%          14.92%         11.76%       06/17/91
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Magellan(R)Fund                                   12.87%          21.06%         13.25%       10/01/93
      -------------------------------------------------------------------------------------------------------------------
      Fidelity OTC Portfolio                                     60.90%          30.26%         26.74%       09/01/94
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Puritan Fund                                      -7.96%           9.78%          6.77%       09/01/94
      -------------------------------------------------------------------------------------------------------------------
      INVESCO Dynamics Fund                                      60.17%             N/A         68.76%       11/13/98
      -------------------------------------------------------------------------------------------------------------------
      INVESCO Total Return Fund                                 -12.15%             N/A        -12.81%       11/13/98
      -------------------------------------------------------------------------------------------------------------------
      The Investment Company of America(R), Inc.                  5.45%          18.53%         12.06%       07/01/92
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Aggressive Portfolio              13.01%             N/A         12.27%       01/20/98
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Moderately Aggressive              8.21%             N/A          9.32%       01/20/98
      Portfolio
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Moderate Portfolio                 3.80%             N/A          7.17%       01/20/98
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Moderately Conservative           -1.24%             N/A          3.73%       01/20/98
      Portfolio
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Conservative Portfolio            -7.21%             N/A         -0.66%       01/20/98
      -------------------------------------------------------------------------------------------------------------------
      MAS Funds Fixed Income Portfolio                          -11.45%           1.95%          0.05%       09/01/94
      -------------------------------------------------------------------------------------------------------------------
      Massachusetts Investors Growth Stock Fund - Class A        27.44%          30.28%         18.64%       06/17/91
      -------------------------------------------------------------------------------------------------------------------
      MFS(R)Growth Opportunities Fund - Class A                  21.57%          23.12%         13.26%       06/17/91
      -------------------------------------------------------------------------------------------------------------------
      MFS(R)High Income Fund - Class A                           -4.02%           3.75%          0.99%       08/03/93
      -------------------------------------------------------------------------------------------------------------------
      Morgan Stanley Institutional Fund, Inc. - Equity           28.06%             N/A         31.04%       11/13/98
      Growth Portfolio - Class B
      -------------------------------------------------------------------------------------------------------------------
      Nationwide(R)Fund - Class D                               -11.09%          18.93%         10.51%       06/17/91
      -------------------------------------------------------------------------------------------------------------------
      Nationwide(R)Growth Fund - Class D                          5.54%          16.98%         11.81%       06/17/91
      -------------------------------------------------------------------------------------------------------------------
      Nationwide Money Market Fund- Prime Shares                 -6.32%           2.07%         -3.18%       06/17/91
      -------------------------------------------------------------------------------------------------------------------
      Nationwide S&P 500(R)Index Fund - Institutional             8.66%             N/A         12.08%       11/13/98
      Service Class (formerly, "Class Y")
      -------------------------------------------------------------------------------------------------------------------

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


       ------------------------------------------------------------------------------------------------------------------
                                                                                              10 Years
                                                                                            or Date Fund
                                                                                            Available in    Date Fund
                                                                                            the Variable   Available in
                                                                 1 Year        5 Years        Account      the Variable
                        Sub-Account Option                     to 12/31/99   to 12/31/99    to 12/31/99      Account
       ------------------------------------------------------------------------------------------------------------------
       Nationwide Separate Account Trust - Nationwide               N/A            N/A         -4.53%          06/25/99
       Income Fund
       ------------------------------------------------------------------------------------------------------------------
       Nationwide Separate Account Trust - Nationwide Small      32.66%            N/A          5.80%          11/03/97
       Company Fund
       ------------------------------------------------------------------------------------------------------------------
       Neuberger Berman Guardian Fund, Inc.                      -2.57%           9.83%         6.73%          09/01/94
       ------------------------------------------------------------------------------------------------------------------
       Neuberger Berman Partners Trust                           -3.32%            N/A         -3.73%          11/13/98
       ------------------------------------------------------------------------------------------------------------------
       Oppenheimer Global Fund - Class A                         46.98%            N/A         47.88%          11/13/98
       ------------------------------------------------------------------------------------------------------------------
       Prestige Balanced Fund - Institutional Service Class      -1.75%            N/A         -0.53%          11/13/98
       (formerly, Class Y)
       ------------------------------------------------------------------------------------------------------------------
       Prestige International Fund - Institutional Service       10.23%            N/A         13.33%          11/13/98
       Class (formerly, Class Y)
       ------------------------------------------------------------------------------------------------------------------
       Prestige Large Cap Growth Fund - Institutional            23.56%            N/A         30.71%          11/13/98
       Service Class (formerly, Class Y)
       ------------------------------------------------------------------------------------------------------------------
       Prestige Large Cap Value Fund - Institutional            -15.24%            N/A        -13.44%          11/13/98
       Service Class (formerly, Class Y)
       ------------------------------------------------------------------------------------------------------------------
       Prestige Small Cap Fund - Institutional Service            7.64%            N/A         10.82%          11/13/98
       Class (formerly, Class Y)
       ------------------------------------------------------------------------------------------------------------------
       Putnam Investors Fund - Class A                           18.92%         26.76%         15.99%          06/17/91
       ------------------------------------------------------------------------------------------------------------------
       Putnam Voyager Fund - Class A                             44.66%         25.84%         18.83%          06/17/91
       ------------------------------------------------------------------------------------------------------------------
       SEI Index Funds - S&P 500 Index Portfolio                  9.67%            N/A         19.94%          05/01/96
       ------------------------------------------------------------------------------------------------------------------
       Seligman Growth Fund, Inc. - Class A                      19.04%         21.19%         12.85%          06/17/91
       ------------------------------------------------------------------------------------------------------------------
       Short-Term Investments Trust - Treasury Portfolio -       -5.94%         -1.61%         -2.72%          07/01/92
       Institutional Class
       ------------------------------------------------------------------------------------------------------------------
       T. Rowe Price International Stock Fund(R)                 23.33%          9.40%          5.48%          09/01/94
       ------------------------------------------------------------------------------------------------------------------
       Templeton Foreign Fund - Class A                          27.90%          6.71%          3.43%          09/01/94
       ------------------------------------------------------------------------------------------------------------------
       Warburg Pincus Emerging Growth Fund - Common Class        30.47%            N/A         37.19%          11/13/98
       ------------------------------------------------------------------------------------------------------------------


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


      -------------------------------------------------------------------------------------------------------------------
                                                                                              10 Years
                                                                                             to 12/31/99
                                                                 1 Year         5 Years      or Life of     Date Fund
                        Sub-Account Option                     to 12/31/99    to 12/31/99       Fund        Effective
      -------------------------------------------------------------------------------------------------------------------
      American Century: Income & Growth - Investor Class         16.84%          26.83%          20.56%        12/17/90
      -------------------------------------------------------------------------------------------------------------------
      American Century: Growth-Investor Class                    33.41%          25.74%          16.90%        06/30/71
      -------------------------------------------------------------------------------------------------------------------
      American Century: International Discovery - Investor       86.76%         29.13%           26.39%        04/04/94
      Class
      -------------------------------------------------------------------------------------------------------------------
      American Century: Ultra-Investor Class                     40.13%          28.50%          23.27%        11/02/81
      -------------------------------------------------------------------------------------------------------------------
      The Bond Fund of America(SM), Inc.                          1.32%           7.17%           7.37%        05/28/74
      -------------------------------------------------------------------------------------------------------------------
      The Brown Capital Management - Small Company Fund          42.66%          24.18%                         7/23/92
      -------------------------------------------------------------------------------------------------------------------
      Dreyfus Appreciation Fund, Inc.                             8.93%          24.92%          15.72%        01/18/84
      -------------------------------------------------------------------------------------------------------------------
      Dreyfus Premier Midcap Stock Fund - Class A                 9.59%         22.04%           17.55%        04/06/94
      -------------------------------------------------------------------------------------------------------------------
      The Dreyfus Premier Third Century Fund, Inc. - Class Z     28.93%          28.69%          16.94%        03/29/72
      -------------------------------------------------------------------------------------------------------------------
      Evergreen Income and Growth Fund - Class Y                 15.27%          14.09%           9.46%        08/31/78
      -------------------------------------------------------------------------------------------------------------------
      Federated Bond Fund - Class F                              -3.26%           6.69%           8.43%        05/20/87
      -------------------------------------------------------------------------------------------------------------------

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


      -------------------------------------------------------------------------------------------------------------------
                                                                                              10 Years
                                                                                             to 12/31/99
                                                                 1 Year         5 Years      or Life of     Date Fund
                        Sub-Account Option                     to 12/31/99    to 12/31/99       Fund        Effective
      -------------------------------------------------------------------------------------------------------------------
      Federated U.S. Government Securities Fund: 2-5 Years       -1.47%           5.28%         5.54%          02/18/83
      - Institutional Shares
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Advisor Growth Opportunities Fund - Class A        3.10%          19.98%        17.01%          11/18/87
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Advisor High Yield Fund - Class T                  7.33%           9.85%        12.43%          01/05/87
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Capital & Income Fund                             12.13%          11.02%        11.84%          11/01/77
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Contrafund(R)                                     22.89%          26.24%        21.22%          05/17/67
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Equity-Income Fund                                 6.14%          18.98%        13.43%          05/16/66
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Magellan(R)Fund                                   22.87%          25.05%        17.80%          05/02/63
      -------------------------------------------------------------------------------------------------------------------
      Fidelity OTC Portfolio                                     70.90%          34.13%        21.705          02/31/84
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Puritan Fund                                       1.89%          14.37%        11.99%          04/16/47
      -------------------------------------------------------------------------------------------------------------------
      INVESCO Dynamics Fund                                      70.17%          31.86%        22.90%          09/01/67
      -------------------------------------------------------------------------------------------------------------------
      INVESCO Total Return Fund                                  -2.29%          14.23%        11.32%          09/22/87
      -------------------------------------------------------------------------------------------------------------------
      The Investment Company of America(R), Inc.                 15.45%          22.56%        14.92%          01/01/34
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Aggressive Portfolio              23.01%             N/A        20.49%          01/20/98
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Moderately Aggressive             18.21%             N/A        17.41%          01/20/98
      Portfolio
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Moderate Portfolio                13.80%             N/A        14.50%          01/20/98
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Moderately Conservative            8.76%             N/A        11.67%          01/20/98
      Portfolio
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Conservative Portfolio             2.79%             N/A         6.91%          01/20/98
      -------------------------------------------------------------------------------------------------------------------
      MAS Funds Fixed Income Portfolio                           -1.55%           7.25%         7.49%          11/14/84
      -------------------------------------------------------------------------------------------------------------------
      Massachusetts Investors Growth Stock Fund - Class A        37.44%          34.04%        20.77%          01/01/35
      -------------------------------------------------------------------------------------------------------------------
      MFS(R)Growth Opportunities Fund - Class A                  31.57%          27.02%        16.04%          09/09/70
      -------------------------------------------------------------------------------------------------------------------
      MFS(R)High Income Fund - Class A                            5.98%           8.95%         9.46%          02/17/78
      -------------------------------------------------------------------------------------------------------------------
      Morgan Stanley Institutional Fund, Inc. - Equity           38.06%             N/A        28.50%          01/02/96
      Growth Portfolio - Class B
      -------------------------------------------------------------------------------------------------------------------
      Nationwide(R)Fund - Class D                                -1.17%          22.77%        14.41%          05/11/33
      -------------------------------------------------------------------------------------------------------------------
      Nationwide(R)Growth Fund - Class D                         15.54%          21.15%        14.15%          02/27/61
      -------------------------------------------------------------------------------------------------------------------
      Nationwide Money Market Fund - Prime Shares                 3.68%           4.09%         3.85%          01/04/99
      -------------------------------------------------------------------------------------------------------------------
      Nationwide S&P 500(R)Index Fund - Institutional            18.66%             N/A        27.55%          10/30/98
      Service Class (formerly, Class Y)
      -------------------------------------------------------------------------------------------------------------------
      Nationwide Separate Account Trust - Nationwide Income      -2.94%             N/A         1.56%          01/20/98
      Fund
      -------------------------------------------------------------------------------------------------------------------
      Nationwide Separate Account Trust - Nationwide Small       42.66%             N/A        22.06%          10/23/95
      Company Fund
      -------------------------------------------------------------------------------------------------------------------
      Neuberger Berman Guardian Fund, Inc.                        7.43%          14.22%        12.52%          06/01/50
      -------------------------------------------------------------------------------------------------------------------
      Neuberger Berman Partners Trust                             6.68%          19.19%        13.60%          01/20/75
      -------------------------------------------------------------------------------------------------------------------
      Oppenheimer Global Fund - Class A                          56.98%             N/A                        12/22/69
      -------------------------------------------------------------------------------------------------------------------
      Prestige Balanced Fund - Institutional Service Class        8.25%             N/A        13.57%          10/30/98
      (formerly, Class Y)
      -------------------------------------------------------------------------------------------------------------------
      Prestige International Fund - Institutional Service        20.23%             N/A        22.58%          10/30/98
      Class (formerly, Class Y)
      -------------------------------------------------------------------------------------------------------------------
      Prestige Large Cap Growth Fund - Institutional             33.56%             N/A        45.22%          10/30/98
      Service Class (formerly, Class Y)
      -------------------------------------------------------------------------------------------------------------------
      Prestige Large Cap Value Fund - Institutional Service      -5.54%             N/A        -0.12%          10/30/98
      Class (formerly, Class Y)
      -------------------------------------------------------------------------------------------------------------------
      Prestige Small Cap Fund - Institutional Service Class      17.64%             N/A        23.35%          10/30/98
      (formerly, Class Y)
      -------------------------------------------------------------------------------------------------------------------

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


      -------------------------------------------------------------------------------------------------------------------
                                                                                              10 Years
                                                                                             to 12/31/99
                                                                 1 Year         5 Years      or Life of     Date Fund
                        Sub-Account Option                     to 12/31/99    to 12/31/99       Fund        Effective
      -------------------------------------------------------------------------------------------------------------------
      Putnam Investors Fund - Class A                            28.92%          30.45%          18.68%        12/01/25
      -------------------------------------------------------------------------------------------------------------------
      Putnam Voyager Fund - Class A                              54.66%          29.76%          20.93%        04/01/69
      -------------------------------------------------------------------------------------------------------------------
      SEI Index Funds - S&P 500 Index Portfolio                  19.67%          27.08%          16.83%        07/31/85
      -------------------------------------------------------------------------------------------------------------------
      Seligman Growth Fund, Inc. - Class A                       29.04%          25.30%          16.01%        04/01/37
      -------------------------------------------------------------------------------------------------------------------
      Short-Term Investments Trust - Treasury Portfolio -         4.00%           4.48%           4.30%        04/12/84
      Institutional Class
      -------------------------------------------------------------------------------------------------------------------
      T. Rowe Price International Stock Fund(R)                  33.33%          14.62%          10.33%        05/09/80
      -------------------------------------------------------------------------------------------------------------------
      Templeton Foreign Fund - Class A                           37.90%          12.05%          10.26%        10/05/82
      -------------------------------------------------------------------------------------------------------------------
      Warburg Pincus Emerging Growth Fund - Common Class         40.47%          22.77%          17.16%        01/21/88
      -------------------------------------------------------------------------------------------------------------------

The American Century: Value - Investor Class, and the Putnam International Growth Portfolio - Class A, were added to the variable account effective May 1, 2000. Therefore, no year-end sub-account performance is available.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                              PAGE
General Information and History..................................1
Services.........................................................1
Purchase of Securities Being Offered.............................2
Underwriters.....................................................2
Calculations of Performance......................................2
Annuity Payments.................................................3
Financial Statements.............................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

A summary of the investment objective for each underlying mutual fund is listed below.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY: INCOME & GROWTH - INVESTOR CLASS

The investment objective of the Fund is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks or warrants. The Fund may also, for liquidity purposes, invest in high-quality money market instruments with remaining maturities of one year or less. The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers deemed to present minimal credit risk. American Century Investment Management, Inc. serves as the Fund's investment adviser.


AMERICAN CENTURY: ULTRA - INVESTOR CLASS


The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of medium-sized and smaller companies. American Century Investment Services, Inc. serves as the Fund's investment adviser.


AMERICAN CENTURY: VALUE - INVESTOR CLASS

The investment objective of the Fund is to seek long-term capital growth. Income is a secondary objective. Under normal market conditions, the Fund managers intend to keep at least 65% of the Fund's assets invested in U.S. equity securities of medium to large companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

THE BROWN CAPITAL MANAGEMENT - SMALL COMPANY FUND

The investment objective of the Fund is to seek capital appreciation principally through investment in equity securities of companies with operating revenues of $250 million or less at the time of the initial investment. Current income is of secondary importance.


DREYFUS APPRECIATION FUND, INC.

The primary investment objective of the Fund is to provide long-term capital growth consistent with the preservation of capital. Current income is a secondary investment objective. The Fund seeks to meet its objectives by investing primarily in the common stocks of domestic and foreign issuers. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS PREMIER MIDCAP STOCK FUND - CLASS A

The investment objective of the Fund is to seek total investment returns (including capital appreciation and income) which consistently outperform the Standard & Poor's 400 MidCap Index. The Fund attempts to maintain a diversified holding in common stocks of medium capitalization companies (firms with a market value between $200 million and $5 billion). The Dreyfus Corporation serves as the Fund's investment adviser.

THE DREYFUS PREMIER THIRD CENTURY FUND, INC. - CLASS Z


The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only to meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life of America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the Fund's investment adviser.

FEDERATED BOND FUND - CLASS F


The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the Fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by investment grade securities. The Fund may invest in corporate debt obligations, U.S. Government obligations, municipal securities, asset-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations, and other securities which are deemed to be consistent with the Fund's investment objectives. Federated Investment Management Company serves as the Fund's investment adviser.


FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS - INSTITUTIONAL SHARES


The investment objective of the Fund is current income. The Fund pursues this investment objective by investing in U.S. government securities with remaining maturities of five years or less. Federated Investment Management Company serves as the Fund's investment adviser.


FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A

The investment objective of the Fund is to pursue capital growth that exceeds market performance through investments in growth, cyclical, and value stocks. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS T

The Fidelity Advisor High Yield Fund is a bond fund designed to meet the needs of the long-term investor, seeking above-average monthly income and potential capital growth by investing in lower-rated, high-yielding, fixed income securities. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY EQUITY-INCOME FUND

The investment objective of the Fund is to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks. In pursuing this objective, the Fund will also consider the potential for capital appreciation. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY OTC PORTFOLIO

The investment objective of the Fund is to seek capital appreciation by investing primarily in securities traded on the over-the counter (OTC) securities market. Securities traded on the OTC include, among others, industrial corporations, financial services institutions, public utilities, and transportation companies, common and preferred stocks, securities convertible into common stock, warrants and similar rights, and debt securities, and obligations of the federal government. The fund does not place any weight on dividend and interest income unless it believes this income will have a favorable influence on the market value of a security. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY PURITAN FUND

The investment objective of the Fund seeks to obtain as much income as possible, consistent with the preservation and conservation of capital, by investing in a broadly diversified portfolio of securities, including common stocks, preferred stocks, and bonds. While emphasis on income is an important objective, this does not preclude growth in capital since some securities offering a better than average yield may also possess some growth possibilities. Fidelity Management & Research Company serves as the Fund's investment adviser.

INVESCO DYNAMICS FUND

The investment objective of the Fund is to seek appreciation of capital through aggressive investment policies. The Fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter. The Fund also has the flexibility to invest in preferred stocks and convertible or straight issues of debentures, as well as foreign securities. INVESCO Funds Group, Inc. serves as the Fund's investment adviser.

INVESCO TOTAL RETURN FUND

The investment objective of the Fund is to seek to achieve a high total return on investment through capital appreciation and current income by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities. The equity securities purchased by the Fund generally will be issued by companies which are listed on a national securities exchange and which usually pay regular dividends. This Fund seeks reasonably consistent total returns over a variety of market cycles. INVESCO Funds Group, Inc. serves as the Fund's investment adviser. INVESCO Capital Management, Inc. serves as the Fund's sub-adviser.

LIFEDESIGNS SERIES

LifeDesigns Series consists of five separate nondiversified funds, each of which is a separately managed nondiversified portfolio with its own investment objective and policies. The objective of each of the Portfolios which is fundamental, is to maximize total investment return (i.e. capital growth and income) subject to investment restrictions and asset allocation policies. The Portfolios will maximize total investment return as is specifically detailed in the following objectives which are non-fundamental and can be changed without approval of a Portfolio's shareholders.

     THE AGGRESSIVE PORTFOLIO


     The investment objective of this Fund is to provide growth of capital by investing in underlying funds which invest primarily in equity securities ("Equity Funds"). This Fund is generally appropriate for investors seeking higher returns over an investment time horizon of at least 15 years and having a higher tolerance for market fluctuations. Villanova SA Capital Trust ("VSA") serves as the Fund's investment adviser.


     THE CONSERVATIVE PORTFOLIO


     The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objectives by primarily investing in a combination of the Nationwide Contract (a fixed interest contract) and fixed income securities ("Bond Funds"), with a similar investment in Equity Funds. This Fund is generally appropriate for investors seeking low fluctuations in principal over an investment time horizon of less than 5 years, as well more conservative investors with an investment time horizon of between 5 and 10 years. VSA serves as the Fund's investment adviser.


     THE MODERATE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital and income by investing primarily in Equity Funds, but will also invest a significant percentage of its assets in the Nationwide Contract and in Bond Funds. This Fund is generally appropriate for moderate investors seeking moderate returns over an investment time horizon of between 10 and 15 years; conservative investors with an investment time horizon of at least 15 years or more; and more aggressive investors with an investment time horizon of 5 to 10 years. VSA serves as the Fund's investment adviser.


     THE MODERATELY AGGRESSIVE PORTFOLIO


     The investment objective of this Fund is to provide growth of capital by investing primarily in Equity Funds. However, the Fund attempts to reduce its volatility by also investing in the Nationwide Contract and Proprietary Funds which also invest primarily in Bond Funds. This Fund is generally appropriate for moderate investors seeking high returns over an investment time horizon of 15 years or for more aggressive investors with an investment time horizon of 10 to 15 years. VSA serves as the Fund's investment adviser.


     THE MODERATELY CONSERVATIVE PORTFOLIO


     The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objective by generally investing half of its assets in Equity Funds with the remainder in the Nationwide Contract and Bond Funds. This Fund is generally appropriate for moderate investors seeking lower fluctuations in principal combined with some of the upside potential of equity investments over an investment time horizon of between 5 and 10 years. This Fund is also generally appropriate for conservative investors with an investment time horizon of between 10 and 15 years and more aggressive investors with an investment time horizon of less than 5 years. VSA serves as the Fund's investment adviser.


MAS FUNDS FIXED INCOME PORTFOLIO

The investment objective of the Fund is to achieve above-average total return over a market cycle of three of five years, consistent with reasonable risk, by investing in a diversified portfolio of U. S. government securities, corporate bonds (including bonds rated below investment grade commonly referred to as "junk bonds"), foreign fixed-income securities and mortgage-backed securities of domestic issuers and other fixed-income securities. The portfolio's average weighted maturity will ordinarily be greater than five years. Miller, Anderson & Sherrerd, LLP serves as the Fund's investment adviser.

MFS(R) HIGH INCOME FUND - CLASS A

The investment objective of the Fund is high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by this Fund are ordinarily in the lower rating categories of recognized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the high rating categories. Capital growth, if any, is a consideration incidental to the investment objective of high current income. Massachusetts Financial Services Company serves as the Fund's investment adviser.

MORGAN STANLEY INSTITUTIONAL FUND, INC. - EQUITY GROWTH PORTFOLIO - CLASS B

The investment objective of the Portfolio is to seek long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies. Equity securities include common and preferred stocks, convertible securities and rights and warrants to purchase common stocks. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in equity securities. Morgan Stanley Asset Management, Inc. serves as the Portfolio's investment adviser.


NATIONWIDE(R) FUND - CLASS D

The investment objective of the Fund is to seek total return through a flexible combination of current income and capital appreciation. The Fund invests primarily in common stocks, but also in convertible securities, other equity securities, bonds and money market obligations. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser.

NATIONWIDE(R) MONEY MARKET FUND - PRIME SHARES

The investment objective of the Fund is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market instruments maturing in 397 days or less. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser.

NATIONWIDE S&P 500(R) INDEX FUND -
INSTITUTIONAL SERVICE CLASS (FORMERLY, CLASS Y)

The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund attempts to be fully invested at all times in stocks that comprise the Index and stock index futures, and in any event, at least 80% of the Fund's net assets will be invested in stocks comprising the Index. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and The Dreyfus Corporation is the Fund's sub-adviser.

"S&P 500(R)" has been licensed for use by Villanova Mutual Fund Capital Trust. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

NATIONWIDE SEPARATE ACCOUNT TRUST - NATIONWIDE INCOME FUND

The Fund seeks to provide as high a level of income as is consistent with reasonable concern for safety of principal. Under normal conditions, the Fund invests primarily in investment grade corporate bonds and U.S. Government Securities. Villanova Mutual Fund Capital Trust serves as the Funds' adviser. The Fund is subadvised by NCM Capital Management Group, Inc. and Smith Graham & Co. Asset Managers L.P.

NATIONWIDE SEPARATE ACCOUNT TRUST - NATIONWIDE SMALL COMPANY FUND

Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC., Lazard Asset Management and Strong Capital Management, Inc.

Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

NEUBERGER BERMAN GUARDIAN FUND, INC.

The Fund seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

NEUBERGER BERMAN PARTNERS TRUST

The investment objective of the Fund is to seek capital growth. The Fund invests using a value-oriented approach to the selection of individual securities. The Fund manager seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

OPPENHEIMER GLOBAL FUND - CLASS A

The investment objective of the Fund is to seek capital appreciation. The Fund emphasizes investment in foreign and domestic securities considered by the Fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the Fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the Fund's manager believes that they present opportunities for capital growth. OppenheimerFunds, Inc. serves as the Fund's investment adviser.


PRESTIGE BALANCED FUND - INSTITUTIONAL SERVICE CLASS (FORMERLY, CLASS Y)

The investment objective of the Fund is to provide a high total return from a diversified portfolio of equity and fixed income securities. The Fund seeks to provide a total return that approaches the total return of the universe of equity securities of large and medium sized companies and that exceeds the return typical of a portfolio of fixed income securities. Under normal market conditions, the Fund will invest approximately 60% of its assets in equity securities and 40% in fixed income securities. The equity securities will primarily be securities of large and medium sized companies included in the Standard & Poor's 500 Composite Stock Price Index, and the fixed income securities will cover a range of fixed income sectors and securities, including government, corporate, asset-backed and mortgage-backed securities. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and J.P. Morgan Investment Management Inc. is the Fund's sub-adviser.

PRESTIGE INTERNATIONAL FUND - INSTITUTIONAL SERVICE CLASS (FORMERLY, CLASS Y)

The investment objective of the Fund is capital appreciation. The Fund seeks to accomplish its investment objective by investing primarily in equity securities of non-United States companies that, in the opinion of its subadviser, are inexpensively priced relative to the return on total capital or equity. The Fund invests primarily in equity securities of non-United States companies. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in the equity securities of companies within at least three different countries (not including the United States). Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and Lazard Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP GROWTH FUND - INSTITUTIONAL SERVICE CLASS
(FORMERLY, CLASS Y)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities of large capitalization companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Growth Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and Goldman Sachs Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP VALUE FUND - INSTITUTIONAL SERVICE CLASS (FORMERLY, CLASS Y)


The investment objective of the Fund is to maximize total return, consisting of both capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in U.S. equity securities that are currently undervalued as determined by its subadviser. Under normal market conditions, substantially all, but in no event less than 65% of the Fund's total assets will be invested in equity securities of large capitalization U.S. companies, including foreign companies whose securities are traded in the United States and who comply with U.S. accounting standards. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Value Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and Brinson Partners, Inc. is the Fund's sub-adviser.

PRESTIGE SMALL CAP FUND - INSTITUTIONAL SERVICE CLASS (FORMERLY, CLASS Y)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to accomplish its investment objective from a broadly diversified portfolio of equity securities issued by U.S. companies that have small market capitalizations. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose market capitalizations at the time of investment do not exceed 110% of the largest company in the Russell 2000(R) Small Stock Index; these companies currently have market capitalizations that range from $222 million to $1.4 billion. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and INVESCO Management & Research, Inc. serves as the Fund's sub-adviser, providing daily portfolio management for the Fund.

PUTNAM INTERNATIONAL GROWTH FUND - CLASS A

The investment objective of the Fund is to seek capital appreciation by investing mostly in common stocks of companies outside the United States. The investment adviser, Putnam Investment Management, Inc. ("Putnam Management") first selects countries and industries that it believes are attractive. Putnam Management then seeks stock offering opportunity for gain. Putnam Management primarily invests in mid-size and large companies, although it may invest in companies of any size. Although emphasis is based upon developed countries, investments may also be made in companies located in developing markets, also known as emerging markets.


PUTNAM INVESTORS FUND - CLASS A

The investment objective of the Fund is long-term growth of capital and any increased income resulting from such growth. The Fund is designed for investors seeking long-term growth of capital from a portfolio consisting primarily of common stocks. The Fund's management emphasizes investment in quality growth stocks. Putnam Investment Management, Inc., serves as the Fund's investment adviser.

PUTNAM VOYAGER FUND - CLASS A

The investment objective of the Fund is capital appreciation. The Fund invests primarily in common stocks believed to have potential for capital appreciation significantly greater than the market average. The Fund is designed for investors willing to assume above-average risk in return for above-average capital growth potential. Putnam Investment Management, Inc. serves as the Fund's investment adviser.

SEI INDEX FUNDS - S & P 500 INDEX PORTFOLIO

The S & P Index Portfolio seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's 500 Composite Stock Price Index which is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The investment objective is a fundamental policy of the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. SEI Fund Management serves as the Fund's investment adviser.

SELIGMAN GROWTH FUND, INC. - CLASS A

The investment objective of the Fund is longer-term growth in capital value and an increase in future income. Fund assets have been invested primarily in common stocks with the inherent investment risks tempered by portfolio diversification. J & W Seligman & Co., Incorporated serves as the Fund's investment adviser.

SHORT-TERM INVESTMENTS TRUST - TREASURY PORTFOLIO - INSTITUTIONAL CLASS

The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. AIM Advisers, Inc. serves as the Fund's investment adviser.

T. ROWE PRICE INTERNATIONAL STOCK FUND(R)

The Fund's objective is long-term growth of capital through investments primarily in common stocks of established, non-U.S. Companies. T. Rowe Price Associates, Inc. serves as the Fund's investment adviser.

TEMPLETON FOREIGN FUND - CLASS A

The investment objective of the Fund is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW PLANS ESTABLISHED ON OR AFTER JUNE 30, 1998:

FIDELITY CONTRAFUND(R)

The investment objective of the Fund is capital appreciation by investing in securities that its manager believes are undervalued due to an overly pessimistic appraisal by the public. Although the Fund will usually be invested primarily in common stocks and securities convertible into common stock, the percentage of its assets invested in other securities may vary. Fidelity Management & Research Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1997:

FIDELITY MAGELLAN(R) FUND

The investment objective of the Fund is capital appreciation by investing primarily in common stock and securities convertible into common stock. The Fund may also invest in foreign securities, which involves additional risks. The Fund may also invest in stock index futures and options both of which can be volatile investments. Fidelity Management & Research Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER MAY 1, 1997:

AMERICAN CENTURY: GROWTH (FORMERLY, AMERICAN CENTURY - TWENTIETH CENTURY GROWTH)

The investment objective of the Fund is capital growth through investment in securities which the management considers to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of large established companies. American Century Investment Services, Inc. serves as the Fund's investment adviser.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND - CLASS A

The investment objective of the Fund is the long-term growth of capital and future income rather than current income. Massachusetts Financial Services Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS MAY NOT BE AVAILABLE TO ALL ISSUED CONTRACTS ON OR AFTER JULY 1, 1994:

THE BOND FUND OF AMERICA(SM), INC.

The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests substantially all of its assets in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. Normally, at least 65% of the Fund's assets will be invested in bonds. Capital Research and Management Company serves as the Fund's investment adviser.

THE INVESTMENT COMPANY OF AMERICA(R), INC.

The investment objectives are long-term growth of capital and income. The Fund strives to accomplish these objectives through constant supervision, careful selection and broad diversification. In the selection of securities for investment, the possibilities of appreciation and potential dividends are given more weight than current yield. The Fund ordinarily invests principally in common stocks. However, assets may also be held in securities convertible into common stocks, straight debt securities (rated in the top three quality categories by Standard & Poor's Corporation or Moody's Investor Service, Inc. or determined to be of equivalent quality by Capital Research and Management Company), cash equivalent quality by Capital Research and Management Company), cash or cash equivalents, U.S. Government securities, or nonconvertible preferred stocks. Massachusetts Financial Services Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1993:


EVERGREEN INCOME AND GROWTH FUND - CLASS Y


The investment objective of the Fund is current income and capital appreciation. The Fund invests primarily in common and preferred stocks, securities convertible into or exchangeable for common stocks, and fixed income securities. The Fund's objective is to maximize the "total return" on its portfolio of investments. Evergreen Asset Management Corp. serves as the Fund's investment adviser.

MFS(R) GROWTH OPPORTUNITIES FUND - CLASS A

The investment objective of the Fund is growth of capital. Dividend income, if any, is incidental to the objective of capital growth. To achieve this objective, a flexible approach toward types of companies as well as types of securities is maintained by the Fund, depending upon the economic environment and the relative attractiveness of the various securities markets. Massachusetts Financial Services Company serves as the Fund's investment adviser.

NATIONWIDE(R) GROWTH FUND - CLASS D


The investment objective of the Fund is to seek long term capital appreciation by investing primarily in equity securities of companies of all sizes. Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater-than-average growth. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser.


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR OWNERS WHOSE PREDECESSOR NATIONWIDE DCVA CONTRACT WAS ISSUED ON OR AFTER JANUARY 1, 1987:

FIDELITY CAPITAL & INCOME FUND

The investment objective of the Fund is to seek to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities and securities of companies with uncertain financial positions. Fidelity Management & Research Company serves as the Fund's investment adviser.

Effective on and after July 1, 1991, Nationwide will no longer permit contract owners or participants to make additional purchase payments or to exchange contract values into the Fidelity Capital & Income Fund. However, contract values held in the Fidelity Capital & Income Fund as of July 1, 1991 may continue to be invested in that sub-account. Unless Nationwide is notified otherwise, any purchase payments or exchanges which the contract owner or participant directs Nationwide to invest in the Fidelity Capital & Income Fund on and after July 1, 1991 will instead be automatically invested in the Nationwide Money Market Fund.

Nationwide has determined that further investment in the Fidelity Capital &
Income

Fund is not in the best interests of the contract owners and participants in view of the Fund's adoption, effective for shares purchased on and after February 1, 1991, of a redemption fee equal to 1.5% of the net asset value of any Fund shares redeemed which are held less than twelve months. Any redemption fees which the Fund may assess against Fund shares held by Nationwide in the NACo Variable Account which were purchased from February 1, 1991 to July 1, 1991 will be paid by Nationwide from surplus and will not be paid, directly or indirectly, by contract owners, participants or the NACo Variable Account.


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER MAY 1, 2000:


AMERICAN CENTURY - INTERNATIONAL DISCOVERY - INVESTOR CLASS

The investment objective of the Fund is capital growth by investing primarily in an internationally diversified portfolio of equity securities of issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The Fund will invest its assets primarily in equity securities of small foreign issuers (those issuers having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million). The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer. The Fund may invest up to 50% of its assets in securities of issuers in emerging market countries. DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH THE FUND'S INVESTMENT STRATEGY, AN INVESTMENT IN THE FUND MAY NOT BE APPROPRIATE FOR ALL INVESTORS. American Century Investment Management, Inc. serves as the Fund's investment adviser.

WARBURG PINCUS EMERGING GROWTH FUND - COMMON CLASS


The investment objective of the Fund is to seek maximum capital appreciation by investing in equity securities of small- to medium- sized companies in the United States with emerging or renewed growth potential. Credit Suisse Asset Management, LLC serves as the Fund's investment adviser.

APPENDIX B:  CONDENSED FINANCIAL INFORMATION

The condensed financial information shown in the following tables shows the accumulation unit values for an accumulation unit outstanding throughout the period.

       Variable Account Annual Expense Fee of 0.95% of average net assets


---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
UNDERLYING MUTUAL FUND             ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION    YEAR
                                   VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                                   OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------

---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
American Century: Growth -               7.915964              10.560508               33.41%             5,707,048           1999
Investor Class
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         5.842997               7.915964               35.48%             6,270,208           1998
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         4.562802               5.842997               28.06%            17,611,062           1997
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         4.005400               4.562802               13.92%            15,929,074           1996
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         3.359891               4.005400               19.21%            37,362,979           1995
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         3.443124               3.359891               -2.42%            38,748,520           1994
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         3.350122               3.443124                2.78%            41,912,416           1993
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         3.533694               3.350122               -5.19%            43,106,409           1992
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         2.571846               3.533694               37.40%            31,955,054           1991
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------

---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
American Century: Ultra -                2.316089               3.245463               40.13%            65,151,483           1999
Investor Class
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.737833               2.316089               33.27%            59,827,396           1998
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.424846               1.737833               21.97%           125,555,220           1997
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.263551               1.424846               12.77%            51,280,940           1996
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         0.926489               1.263551               36.38%            79,405,506           1995
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         0.970411               0.926489               -4.53%            59,484,505           1994
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.000000               0.970411               -2.96%            21,036,904           1993
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------

---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
The Bond Fund of America(SM), Inc.       2.429862               2.461916                1.32%             2,893,175           1999
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         2.332586               2.429862                4.17%             3,149,438           1998
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         2.155739               2.332586                8.20%             6,366,974           1997
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         2.039710               2.155739                5.69%             3,393,296           1996
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.741422               2.039710               17.13%             6,578,720           1995
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.850918               1.741422               -5.92%             5,740,929           1994
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.637181               1.850918               13.06%             5,644,051           1993
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.484255               1.637181               10.30%             4,185,113           1992
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.338732               1.484255               10.87%             3,262,200           1991*
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------

---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
The Brown Capital Management -           1.000000               1.333508               33.35%               373,898           1999
Small Company Fund
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------

---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
Dreyfus Appreciation Fund, Inc.          1.079920               1.176338                8.93%             4,345,914           1999
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.000000               1.079920                7.99%                     0           1998
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------

---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
Dreyfus Premier Midcap Stock             1.133060               1.241686                9.59%               389,835           1999
Fund - Class A
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.000000               1.133060               13.31%                     0           1998
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------


---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
UNDERLYING MUTUAL FUND             ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE             NUMBER OF        YEAR
                                   VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION            ACCUMULATION
                                   OF PERIOD              PERIOD                UNIT VALUE            UNITS OUTSTANDING
                                                                                                      AT THE END OF THE
                                                                                                                 PERIOD
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
The Dreyfus Premier Third                4.554448               5.872109               28.93%            16,766,182           1999
Century Fund, Inc. - Class Z
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         3.532278               4.554448               28.94%                   172           1998
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         2.756438               3.532278               28.15%            14,863,803           1997
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         2.238323               2.756438               23.15%             5,449,596           1996
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.663803               2.238323               34.53%             9,402,637           1995
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.814915               1.663803               -8.33%             9,817,673           1994
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.740666               1.814915                4.27%            10,291,485           1993
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.723855               1.740666                0.98%             8,918,980           1992
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.503652               1.723855               14.64%             4,654,790           1991*
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------

---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
Evergreen Income and Growth Fund         2.380651               2.744107               15.27%               449,769           1999
- Class Y
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         2.422617               2.380651               -1.73%               569,094           1998
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.947502               2.422617               24.40%             1,666,312           1997
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.741651               1.947502               11.82%             1,070,229           1996
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.419467               1.741651               22.70%             2,635,928           1995
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.531292               1.419467               -7.30%             3,343,918           1994
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.368966               1.531292               11.86%            10,220,011           1993
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.256090               1.368966                8.99%             8,701,160           1992
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.146614               1.256090                9.55%             7,977,105           1991*
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------

---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
Federated U.S. Government                1.394078               1.373628               -1.47%             3,148,641           1999
Securities Fund: 2-5 Years -
Institutional Shares
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.301886               1.394078                7.08%             3,088,503           1998
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.226751               1.301886                6.12%             3,296,152           1997
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.195751               1.226751                2.59%             1,296,431           1996
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.062969               1.195751               12.49%             2,344,091           1995
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.094086               1.062969               -2.84%             1,802,090           1994
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.031362               1.094086                6.08%             1,501,568           1993
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.000000               1.031362                3.14%               359,089           1992
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------

---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
Fidelity Advisor Growth                  1.089087               1.122853                3.10%             2,131,628           1999
Opportunities Fund - Class A
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.000000               1.089087                8.91%                     0           1998
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------

---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
Fidelity Advisor High Yield Fund         1.064478               1.142492                7.33%               918,451           1999
- Class T
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.000000               1.064478                6.45%                     0           1998
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------

---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
Fidelity Capital & Income Fund           4.829318               5.414988               12.13%               157,277           1999
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         4.654233               4.829318                3.76%               187,924           1998
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         4.096488               4.654233               13.26%               570,207           1997
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         3.712491               4.096488               10.34%               294,263           1996
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         3.210584               3.712491               15.63%               818,785           1995
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         3.397953               3.210584               -5.51%               900,127           1994
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         2.746533               3.397953               23.72%             1,009,928           1993
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         2.165417               2.746533               26.84%             1,100,291           1992
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.972198               2.165417                9.80%             1,260,909           1991*
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------

---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
UNDERLYING MUTUAL FUND             ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION    YEAR
                                   VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                                   OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
Fidelity Contrafund(R)                   2.522162               3.124830               23.89%            84,298,429           1999
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.935931               2.522162               30.28%            79,731,135           1998
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.588961               1.935931               21.84%           165,606,687           1997
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.315600               1.588961               20.78%            63,488,282           1996
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         0.974545               1.315600               38.84%            86,483,728           1995
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         0.994981               0.974545               -4.77%            59,048,072           1994
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.000000               0.994981               -0.50%            17,300,194           1993
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------

---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
Fidelity Equity-Income Fund              7.691828               8.164209                6.14%            18,191,499           1999
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         6.900916               7.691828               11.46%            20,055,246           1998
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         5.359692               6.900916               28.76%            51,141,002           1997
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         4.471070               5.359692               19.87%            21,843,280           1996
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         3.424310               4.471070               30.57%            41,090,717           1995
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         3.448520               3.424310               -0.70%            37,439,255           1994
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         2.869860               3.448520               20.16%            30,564,448           1993
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         2.526472               2.869860               13.59%            25,417,028           1992
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         2.283309               2.526472               10.65%            24,200,256           1991*
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------

---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
Fidelity Magellan(R)Fund                  2.389171               2.935682               22.87%            36,026,007          1999
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.804998               2.389171               32.36%            33,527,719           1998
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.439440               1.804998               25.40%            68,868,962           1997
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.301185               1.439440               10.63%            35,450,214           1996
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         0.960039               1.301185               35.53%            63,751,788           1995
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         0.987051               0.960039               -2.74%            43,410,162           1994
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.000000               0.987051                -129%             9,307,585           1993
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------

---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
Fidelity OTC Portfolio                   2.544511               4.348555               70.90%            12,343,613           1999
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.829868               2.544511               39.05%             7,583,243           1998
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.680710               1.829868                8.87%            17,193,114           1997
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.371346               1.680710               22.56%             4,002,730           1996
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.001544               1.371346               36.92%             3,611,136           1995
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.000000               1.001544                0.15%               414,031           1994
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------

---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
Fidelity Puritan Fund                    1.843889               1.878662                1.89%            11,531,186           1999
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.596539               1.843889               15.49%            10,568,994           1998
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.317344               1.596539               21.19%            19,817,717           1997
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.154955               1.317344               14.06%             8,701,486           1996
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         0.959935               1.154955               20.32%            11,375,851           1995
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.000000               0.959935               -4.01%             3,191,039           1994
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------

---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
The Investment Company of                2.773161               3.201730               15.45%            16,605,220           1999
America(R), Inc.
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         2.277283               2.773161               21.77%            15,826,712           1998
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.771097               2.277283               28.58%            31,651,569           1997
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.498194               1.771097               18.22%            14,871,400           1996
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.157835               1.498194               29.40%            21,189,283           1995
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.167040               1.157835               -0.79%            15,911,747           1994
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.055548               1.167040               10.56%             9,316,764           1993
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------
                                         1.000000               1.055548                5.55%             1,904,764           1992
---------------------------------- ---------------------- --------------------- -------------------- --------------------- ---------


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION    YEAR
                               VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                               OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund                1.172201              1.994791               70.17%                15,490,146       1999
                                     1.000000              1.172201               17.22%                         0       1998
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund            1.023467              1.000023               -2.29%                 1,169,616       1999
                                     1.000000              1.023467                2.35%                         0       1998
-----------------------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio     1.413926              1.391983               -1.55%                 1,710,525       1999
                                     1.335173              1.413926                5.90%                 1,989,011       1998
                                     1.229760              1.335173                8.57%                 2,016,658       1997
                                     1.156444              1.229760                6.34%                   554,865       1996
                                     0.980782              1.156444               17.91%                   461,663       1995
                                     1.000000              0.980782               -1.92%                    16,059       1994
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund -   11.531693             15.172145               31.57%                   620,939       1999
Class A                              9.012670             11.531693               27.95%                   657,789       1998
                                     7.380232              9.012670               22.12%                 1,768,566       1997
                                     6.114190              7.380232               20.71%                 1,022,657       1996
                                     4.589533              6.114190               33.22%                 2,209,754       1995
                                     4.834037              4.589533               -5.06%                 2,656,048       1994
                                     4.200054              4.834037               15.09%                 6,486,767       1993
                                     3.936838              4.200054                6.69%                 6,897,026       1992
                                     3.656615              3.936838                7.66%                 7,710,706       1991(*)
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A     6.172749              6.542182                5.98%                 1,154,155       1999
                                     6.168371              6.172749                0.07%                 1,376,013       1998
                                     5.518160              6.168371               11.78%                 2,328,945       1997
                                     4.949752              5.518160               11.48%                 1,009,326       1996
                                     4.265493              4.949752               16.04%                 1,898,625       1995
                                     4.422523              4.265493               -3.55%                 1,736,718       1994
                                     3.739642              4.422523               18.26%                 1,666,484       1993
                                     3.225557              3.739642               15.94%                 1,036,199       1992
                                     2.894993              3.225557               11.42%                   817,803       1991(*)
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth      22.143725             30.435351               37.44%                   291,339       1999
Stock Fund - Class A                15.968069             22.143725               38.68%                   310,155       1998
                                    10.880822             15.968069               46.75%                   801,488       1997
                                     8.942612             10.880822               21.67%                   491,538       1996
                                     7.034148              8.942612               27.13%                   877,034       1995
                                     7.613442              7.034148               -7.61%                   876,723       1994
                                     6.714892              7.613442               13.38%                   837,196       1993
                                     6.368639              6.714892                5.44%                   711,003       1992
                                     5.100857              6.368639               24.85%                   559,059       1991
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION    YEAR
                               VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                               OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D         26.722904             26.409607               -1.17%                 7,641,979        1999
                                    20.697282             26.722904               29.11%                        36        1998
                                    14.964379             20.697282               38.31%                 4,299,707        1997
                                    12.191058             14.964379               22.75%                 1,456,965        1996
                                     9.468045             12.191058               28.76%                 2,755,666        1995
                                     9.502760              9.468045               -0.37%                 2,754,540        1994
                                     8.985447              9.502760                5.76%                 2,950,704        1993
                                     8.810680              8.985447                1.98%                 3,032,348        1992
                                     7.837093              8.810680               12.42%                 2,238,323        1991(*)
--------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund - Class D   4.725203              5.459300               15.54%                   608,149        1999
                                     3.854877              4.725203               22.58%                   679,189        1998
                                     3.083008              3.854877               25.04%                 1,987,181        1997
                                     2.667201              3.083008               15.59%                 1,157,824        1996
                                     2.092009              2.667201               27.49%                 2,409,384        1995
                                     2.081399              2.092009                0.51%                 2,602,594        1994
                                     1.887524              2.081399               10.27%                 6,293,504        1993
                                     1.792687              1.887524                5.29%                 5,507,203        1992
                                     1.498853              1.792687               19.60%                 4,283,563        1991(*)
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund -     3.126448              3.241560                3.68%                28,870,336        1999
Prime Shares(*)                      3.003821              3.126448                4.08%                         0        1998
                                     2.884848              3.003821                4.12%                 5,808,984        1997
                                     2.774433              2.884848                3.98%                 6,821,937        1996
                                     2.654661              2.774433                4.51%                15,458,252        1995
                                     2.583387              2.654661                2.76%                14,664,113        1994
                                     2.542721              2.583387                1.60%                15,887,549        1993
                                     2.487178              2.542721                2.23%                17,431,451        1992
                                     2.433806              2.487178                2.19%                20,546,392        1991
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index Fund -    1.093335              1.297364               18.66%                 6,347,979        1999
Institutional Service Class          1.000000              1.093335                9.33%                         0        1998
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund -             1.060654              1.148147                8.25%                   601,624        1999
Institutional Service Class          1.000000              1.060654                6.07%                         0        1998
-----------------------------------------------------------------------------------------------------------------------------------
Prestige International Fund -        1.091712              1.312511               20.23%                   266,519        1999
Institutional Service Class          1.000000              1.091712                9.17%                         0        1998
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund -     1.139190              1.521478               33.56%                 1,613,687        1999
Institutional Service Class          1.000000              1.139190               13.92%                         0        1998
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION    YEAR
                               VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                               OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Prestige Large Cap Value Fund -    1.049084              0.990976               -5.54%                   500,299           1999
Institutional Service Class        1.000000              1.049084                4.91%                         0           1998
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -          1.090028              1.282305               17.64%                   639,055           1999
Institutional Service Class        1.000000              1.090028                9.00%                         0           1998
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account        0.961847              1.372165               42.66%                 4,210,485           1999
Trust - Nationwide Small           0.961325              0.961847                0.05%                         0           1998
Company Fund                       1.000000              0.961325               -3.87%                         0           1997
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account        1.000000              1.004737                0.47%                    76,327           1999
Trust - Nationwide Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.149592              1.414142               23.01%                 3,343,311           1999
Aggressive Portfolio               1.000000              1.149592               14.96%                         0           1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.107721              1.138660                2.79%                  1,407816           1999
Conservative Portfolio             1.000000              1.107721               10.77%                         0           1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.143295              1.301106               13.80%                 3,402,725           1999
Moderate Portfolio                 1.000000              1.143295               14.33%                         0           1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.140824              1.348570               18.21%                 3,687,537           1999
Moderately Aggressive Portfolio    1.000000              1.140824               14.08%                         0           1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.129262              1.228184                8.76%                 1,438,273           1999
Moderatly Conservative Portfolio   1.000000              1.129262               12.93%                         0           1998
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund,    1.729738              1.858329                7.43%                 8,085,725           1999
Inc.                               1.706116              1.729738                1.38%                 9,040,807           1998
                                   1.460410              1.706116               16.82%                23,446,031           1997
                                   1.250781              1.460410               16.76%                 6,973,153           1996
                                   0.955773              1.250781               30.87%                 7,940,457           1995
                                   1.000000              0.955773               -4.42%                   907,272           1994
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Trust    1.041626              1.111167                6.68%                   172,552           1999
                                   1.000000              1.041626                4.16%                         0           1998
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund - Class A  1.106231              1.736568               56.98%                 2,423,388           1999
                                   1.000000              1.106231               10.62%                         0           1998
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION    YEAR
                               VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                               OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A    24.311753             31.341504               28.92%                 2,614,963          1999
                                   18.110411             24.311753               34.24%                 2,421,935          1998
                                   13.594501             18.110411               33.22%                 3,305,277          1997
                                   11.305164             13.594501               20.25%                 1,545,059          1996
                                    8.297318             11.305164               36.25%                 2,260,621          1995
                                    8.652501              8.297318               -4.10%                 2,145,377          1994
                                    7.410567              8.652501               16.76%                 1,975,963          1993
                                    6.934213              7.410567                6.87%                 1,682,860          1992
                                    6.383603              6.934213                8.63%                 1,597,104          1991(*)
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A       4.715165              7.292508               54.66%                28,160,360          1999
                                    3.837109              4.715165               22.88%                27,161,675          1998
                                    3.074879              3.837109               24.79%                52,162,678          1997
                                    2.752130              3.074879               11.73%                22,936,312          1996
                                    1.982311              2.752130               38.83%                27,203,903          1995
                                    1.992379              1.982311               -0.51%                19,751,850          1994
                                    1.698751              1.992379               17.28%                12,946,038          1993
                                    1.563079              1.698751                8.68%                 5,917,563          1992
                                    1.256187              1.563079               24.43%                 1,655,847          1991(*)
-----------------------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500 Index     1.0909266             2.284904               19.67%                37,302,650          1999
Portfolio                           1.501834              1.909266               27.13%                28,576,205          1998
                                    1.139331              1.501834               31.82%                38,540,683          1997
                                    1.000000              1.139331               13.93%                 4,129,102          1996
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. -       16.801408             21.680777               29.04%                   363,615          1999
Class A                            12.541848             16.801408               33.96%                   352,047          1998
                                   10.720312             12.541848               16.99%                   772,926          1997
                                    8.934609             10.720312               19.99%                   381,977          1996
                                    7.020585              8.934609               27.26%                   616,776          1995
                                    7.370495              7.020585               -4.75%                   582,039          1994
                                    6.989639              7.370495                5.45%                   538,601          1993
                                    6.340967              6.989639               10.23%                   364,304          1992
                                    5.483042              6.340967               15.65%                   308,224          1991(*)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                               OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust -    1.276562              1.327776                4.01%                3,245,4659           1999
Treasury Portfolio -              1.222017              1.276562                4.46%                 1,766,084           1998
Institutional Class(**)           1.168909              1.222017                4.54%                 3,399,331           1997
                                  1.119630              1.168909                4.40%                 1,151,812           1996
                                  1.066889              1.119630                4.94%                 1,524,715           1995
                                  1.034183              1.066889                3.16%                 1,223,255           1994
                                  1.012172              1.034183                2.17%                   500,957           1993
                                  1.000000              1.012172                1.22%                   246,584           1992
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class A  1.209836              1.668314               37.09%                34,231,502           1999
                                  1.284158              1.209836               -5.79%                         0           1998
                                  1.215580              1.284158                5.64%                18,596,589           1997
                                  1.040054              1.215580               16.88%                13,461,397           1996
                                  0.944596              1.040054               10.11%                16,316,118           1995
                                  1.000000              0.944596               -5.54%                 6,972,585           1994
-----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International       1.379298              1.839019               33.33%                 9,450,213           1999
Stock Fund(R)                     1.198954              1.379298               15.04%                 9,434,812           1998
                                  1.178559              1.198954                1.73%                23,881,713           1997
                                  1.025854              1.178559               14.89%                 9,304,599           1996
                                  0.929695              1.025854               10.34%                10,412,582           1995
                                  1.000000              0.929695               -7.03%                 4,482,375           1994
-----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth    1.139928              1.601232               40.47%                   615,114           1999
Fund - Common Class               1.000000              1.139928               13.99%                         0           1998
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


(*) Period from July 1, 1991 (the date participant accounts of the NACo program were transferred from the Nationwide DC Variable Account to the NACo Variable Account and the NACo Variable Account began operations exclusive to the NACo program).


(**) The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio -
     Institutional Class as of December 31, 1999 was 3.80%.

The Brown Capital Management - Small Company Fund and the NSAT - Nationwide Income Fund were added to the variable account October 1, 1999. Therefore, the Condensed Financial Information reflects the period from October 1, 1999 to December 31, 1999.

The American Century: Value - Investor Class, and the Putnam International Growth Portfolio - Class A, were effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                       Variable Account Annual Expense Fee of 0.90% of average net assets
-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                               OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
American Century: Growth -       7.926529             10.579885               33.47%                 3,347,303           1999
Investor Class                   5.847874              7.926529               35.55%                 3,210,215           1998
                                 4.564331              5.847874               28.12%                 2,972,496           1997
                                 4.258167              4.564331                7.19%                 6,416,724           1996
-----------------------------------------------------------------------------------------------------------------------------------
American Century: Ultra -        2.319181              3.251418               40.20%                30,085,075           1999
Investor Class                   1.739283              2.319181               33.34%                25,526,505           1998
                                 1.425323              1.739283               22.03%                17,512,296           1997
                                 1.349699              1.425323                5.60%                17,364,360           1996
-----------------------------------------------------------------------------------------------------------------------------------
The Bond Fund of  America(SM),   2.433154              2.466496                1.37%                 1,583,478           1999
Inc.                             2.334569              2.433154                4.22%                 1,615,501           1998
                                 2.156482              2.334569                8.26%                   838,935           1997
                                 2.019231              2.156482                6.80%                 1,041,402           1996
-----------------------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth      2.383829              2.749144               15.32%                   236,494           1999
Fund - Class Y                   2.424638              2.383829               -1.68%                   288,461           1998
                                 1.948154              2.424638               24.46%                   164,209           1997
                                 1.797369              1.948154                8.39%                   267,437           1996
-----------------------------------------------------------------------------------------------------------------------------------
Federated U.S. Government        1.395957              1.376174               -1.42%                 1,609,939           1999
Securities Fund: 2-5 Years -     1.302984              1.395957                7.14%                 1,498,243           1998
Institutional Shares             1.227166              1.302984                6.18%                   485,556           1997
                                 1.179520              1.227166                4.04%                   431,282           1996
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund   4.835829              5.425025               12.18%                    63,602           1999
                                 4.658156              4.835829                3.81%                    59,194           1998
                                 4.097872              4.658156               13.67%                    50,755           1997
                                 3.859929              4.097872                6.16%                    76,382           1996
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund(R)           2.525528              3.130565               23.96%                40,184,712           1999
                                 1.937547              2.525528               30.35%                34,985,707           1998
                                 1.589493              1.937547               21.90%                23,258,606           1997
                                 1.428112              1.589493               11.30%                22,719,185           1996
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund      7.702094              8.179193                6.19%                10,324,567           1999
                                 6.906673              7.702094               11.52%                10,047,811           1998
                                 5.361485              6.906673               28.82%                 6,412,368           1997
                                 4.790401              5.361485               11.92%                 7,437,534           1996
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                               OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund           2.392359               2.941068              22.94%               16,600,165            1999
                                   1.806504               2.392359              32.43%               13,728,148            1998
                                   1.439922               1.806504              25.46%                9,967,418            1997
                                   1.327329               1.439922               8.48%               12,036,679            1996
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio             2.547908               4.356533              70.98%                6,382,037            1999
                                   1.831396               2.547908              39.12%                3,156,471            1998
                                   1.681272               1.831396               8.93%                2,364,115            1997
                                   1.509365               1.681272              11.39%                1,269,335            1996
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund              1.846350               1.882110               1.94%                5,616,280            1999
                                   1.597871               1.846350              15.55%                5,207,051            1998
                                   1.317785               1.597871              21.25%                2,540,462            1997
                                   1.202745               1.317785               9.56%                3,037,801            1996
-----------------------------------------------------------------------------------------------------------------------------------
The Investment Company of          2.776862               3.207605              15.51%                8,076,180            1999
America(R), Inc.                   2.279183               2.776862              21.84%                6,890,273            1998
                                   1.771690               2.279183              28.64%                5,422,918            1997
                                   1.588880               1.771690              11.51%                5,329,249            1996
-----------------------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio   1.415813               1.394539              -1.50%                  761,207            1999
                                   1.336288               1.415813               5.95%                  991,972            1998
                                   1.230172               1.336288               8.63%                  274,281            1997
                                   1.148924               1.230172               7.07%                  236,446            1996
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund - 11.547088              15.199990              31.63%                  336,193            1999
Class A                            9.020195              11.547088              28.01%                  366,180            1998
                                   7.382705               9.020195              22.18%                  235,276            1997
                                   6.921487               7.382705               6.66%                  323,628            1996
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A   6.181070               6.554308               6.04%                  530,540            1999
                                   6.173570               6.181070               0.12%                  516,943            1998
                                   5.520025               6.173570              11.84%                  244,788            1997
                                   5.086868               5.520025               8.52%                  244,640            1996
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth    22.173275              30.491188              37.51%                  148,153            1999
Stock Fund - Class A              15.981395              22.173275              38.74%                  143,669            1998
                                  10.884466              15.981395              46.83%                  111,799            1997
                                  10.146619              10.884466               7.27%                  155,643            1996
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                               OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -         4.731510               5.469318              15.59%                 418,385             1999
Class D                            3.858094               4.731510              22.64%                 408,603             1998
                                   3.084040               3.858094              25.10%                 360,606             1997
                                   2.839932               3.084040               8.60%                 507,782             1996
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund,    1.732048               1.861741               7.49%               3,862,738             1999
Inc.                               1.707540               1.732048               1.44%               4,341,380             1998
                                   1.460899               1.707540              16.88%               3,222,201             1997
                                   1.325880               1.460899              10.18%               2,513,725             1996
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A   24.344197              31.399010              28.98%               1,097,069             1999
                                  18.125525              24.344197              34.31%                 897,593             1998
                                  13.599051              18.125525              33.29%                 329,877             1997
                                  12.145782              13.599051              11.97%                 371,840             1996
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A      4.721461               7.305890              54.74%              12,707,716             1999
                                   3.840312               4.721461              22.94%              10,644,754             1998
                                   3.075909               3.840312              24.85%               7,200,296             1997
                                   3.068900               3.075909               0.23%               7,518,991             1996
-----------------------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500 Index    1.911811               2.289108              19.74%              15,887,411             1999
Portfolio                          1.503085               1.911811              27.19%              12,293,095             1998
                                   1.139711               1.503085              31.88%               5,223,019             1997
                                   1.000000               1.139711              13.97%               1,547,081             1996
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. -      16.823830              21.720557              29.11%                 196,213             1999
Class A                           12.552317              16.823830              34.03%                 174,614             1998
                                  10.723901              12.552317              17.05%                  80,990             1997
                                   9.776056              10.723901               9.70%                  90,771             1996
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - Trust -   1.278283               1.330237               4.06%               1,054,742             1999
Treasury Portfolio -               1.223047               1.278283               4.52%               1,030,158             1998
Institutional Class(*)             1.169304               1.223047               4.60%                 203,199             1997
                                   1.135916               1.169304               2.94%                 201,261             1996
-----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International        1.381139               1.842393              33.40%               4,231,419             1999
Stock Fund(R)                      1.199955               1.381139              15.10%               3,948,203             1998
                                   1.178953               1.199955               1.78%               3,056,840             1997
                                   1.108680               1.178953               6.34%               3,705,323             1996
-----------------------------------------------------------------------------------------------------------------------------------

(*) The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio - Institutional Class as of December 31, 1999 was 3.85%.

The American Century: Value - Investor Class, DEM Equity Fund - Institutional Shares, and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                       Variable Account Annual Expense Fee of 0.80% of average net assets
-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                               OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
American Century: Income &       1.097995              1.284360               17.02%                 3,764,884           1999
Growth - Investor Class          1.000000              1.097995                9.76%                    76,300           1998
-----------------------------------------------------------------------------------------------------------------------------------
American Century: Growth -       7.947702             10.618746               33.61%                 2,936,941           1999
Investor Class                   5.857641              7.947702               35.68%                 2,832,513           1998
                                 4.567388              5.857641               28.25%                 1,491,035           1997
                                 4.258179              4.567388                7.26%                 3,952,718           1996
-----------------------------------------------------------------------------------------------------------------------------------
American Century: International  1.084264              2.028049               87.04%                 2,162,693           1999
Discovery - Investor Class       1.000000              1.084264                8.43%                   103,189           1998
-----------------------------------------------------------------------------------------------------------------------------------
American Century: Ultra -        2.325375              3.263360               40.34%                24,412,865           1999
Investor Class                   1.742188              2.325375               33.47%                20,465,127           1998
                                 1.426278              1.742188               22.15%                 9,471,388           1997
                                 1.349702              1.426278                5.67%                11,724,488           1996
-----------------------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM),    2.439748              2.475675                1.47%                   845,978           1999
Inc.                             2.338535              2.439748                4.33%                   954,957           1998
                                 2.157968              2.338535                8.37%                   597,695           1997
                                 2.019264              2.157968                6.87&                   737,276           1996
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.  1.080133              1.178335                9.09%                 1,675,249           1999
                                 1.000000              1.080133                8.01%                    60,330           1998
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Midcap Stock     1.133283              1.243793                9.75%                   189,449           1999
Fund - Class A                   1.000000              1.133283               13.33%                     6,837           1998
-----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Premier Third        4.572707              5.904491               29.12%                 6,853,289           1999
Century Fund, Inc. - Class Z     3.541129              4.572707               29.13%                 6,657,158           1998
                                 2.759207              3.541129               28.34%                   917,688           1997
                                 2.450473              2.759207               12.60%                 1,075,140           1996
-----------------------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth      2.390198              2.759246               15.44%                   121,424           1999
Fund - Class Y                   2.428687              2.390198               -1.58%                   111,941           1998
                                 1.949458              2.428687               24.58%                   130,014           1997
                                 1.797374              1.949458                8.46%                   303,775           1996
-----------------------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F    1.018687              0.986932               -3.12%                   391,834           1999
                                 1.000000              1.018687                1.87%                    77,098           1998
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                               OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Federated U.S. Government        1.399720              1.381277               -1.32%                   966,135           1999
Securities Fund: 2-5 Years -     1.305179              1.399720                7.24%                 1,061,815           1998
Institutional Shares             1.227995              1.305179                6.29%                   241,356           1997
                                 1.179523              1.227995                4.11%                   184,497           1996
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth          1.089301              1.124760                3.26%                 1,065,003           1999
Opportunities Fund - Class A     1.000000              1.089301                8.93%                    32,561           1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield      1.064751              1.144516                7.49%                   288,717           1999
Fund - Class T                   1.000000              1.064751                6.48%                       395           1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund   4.848865              5.445140               12.30%                    54,447           1999
                                 4.666006              4.848865                3.92%                    60,278           1998
                                 4.100640              4.666006               13.79%                   120,784           1997
                                 3.859939              4.100640                6.24%                   203,017           1996
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund(R)           2.532274              3.142065               24.08%                28,730,584           1999
                                 1.940782              2.532274               30.48%                26,018,143           1998
                                 1.590557              1.940782               22.02%                12,620,829           1997
                                 1.428116              1.590557               11.37%                13,966,075           1996
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund      7.722666              8.209245                6.30%                 6,514,414           1999
                                 6.918202              7.722666               11.63%                 6,525,557           1998
                                 5.365074              6.918202               28.95%                 5,904,892           1997
                                 4.790414              5.365074               12.00%                 6,668,170           1996
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund         2.398748              2.951871               23.06%                12,975,760           1999
                                 1.809520              2.398748               32.56%                11,284,101           1998
                                 1.440886              1.809520               25.58%                 5,726,530           1997
                                 1.327332              1.440886                8.56%                 6,812,829           1996
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio           2.554714              4.372532               71.16%                 4,962,923           1999
                                 1.834455              2.554714               39.26%                 2,759,385           1998
                                 1.682398              1.834455                9.04%                 1,302,436           1997
                                 1.509369              1.682398               11.46%                   886,668           1996
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund            1.851282              1.889025                2.04%                 3,553,477           1999
                                 1.600539              1.851282               15.67%                 3,223,535           1998
                                 1.318667              1.600539               21.38%                 1,283,945           1997
                                 1.202749              1.318667                9.64%                 1,390,626           1996
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                               OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund           1.172431              1.998173               70.43%                 5,368,795           1999
                                1.000000              1.172431               17.24%                    38,248           1998
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund       1.023668              1.001721               -2.14%                   515,739           1999
                                1.000000              1.023668                2.37%                     9,067           1998
-----------------------------------------------------------------------------------------------------------------------------------
The Investment Company of       2.784278              3.219387               15.63%                 5,292,541           1999
America(R), Inc.                2.282988              2.784278               21.96%                 4,926,029           1998
                                1.772876              2.282988               28.77%                 2,356,594           1997
                                1.588884              1.772876               11.58%                 2,306,070           1996
-----------------------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income          1.419597              1.399665               -1.40%                   471,750           1999
Portfolio                       1.338520              1.419597                6.06%                   261,209           1998
                                1.230995              1.338520                8.73%                    94,434           1997
                                1.148928              1.230995                7.14%                   116,525           1996
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities     11.577941             15.255834               31.77%                   184,281           1999
Fund Class A                    9.035263             11.577941               28.14%                   190,471           1998
                                7.387651              9.035263               22.30%                   197,549           1997
                                6.921506              7.387651                6.73%                   330,931           1996
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund -        6.197734              6.578610                6.15%                   274,998           1999
Class A                         6.183974              6.197734                0.22%                   346,946           1998
                                5.523753              6.183974               11.95%                   233,869           1997
                                5.086882              5.523753                8.59%                   252,930           1996
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors        22.232493             30.603169               37.65%                   130,090           1999
Growth Stock Fund - Class A    16.008079             22.232493               38.88%                   125,998           1998
                               10.891758             16.008079               46.97%                    78,577           1997
                               10.146647             10.891758                7.34%                   136,164           1996
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Institutional    1.106680              1.530130               38.26%                   393,751           1999
Fund, Inc. - Equity Growth      1.000000              1.106680               10.67%                    11,853           1998
Portfolio - Class B
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D    26.830004             26.555267               -1.02%                 3,639,165           1999
                               20.749126             26.830004               29.31%                 3,247,615           1998
                               14.979404             20.749126               38.52%                   355,149           1997
                               13.111665             14.979404               14.24%                   289,479           1996
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                               OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -          4.744149              5.489411               15.71%                   267,313           1999
Class D                             3.864536              4.744149               22.76%                   280,426           1998
                                    3.086105              3.864536               25.22%                    89,839           1997
                                    2.839940              3.086105                8.67%                   133,215           1996
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund -    3.139103              3.259610                3.84%                 9,606,399           1999
Prime Shares(*)                     3.011419              3.139103                4.24%                 6,949,105           1998
                                    2.887772              3.011419                4.28%                 1,219,186           1997
                                    2.810841              2.887772                2.74%                 1,754,115           1996
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index Fund -   1.093550              1.299566               18.84%                 2,766,474           1999
Institutional Service Class         1.000000              1.093550                9.36%                    64,039           1998
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account         0.963521              1.376614               42.87%                 1,760,003           1999
Trust - Nationwide Small Company    0.961555              0.963521               -3.65%                 1,340,017           1998
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund,     1.736676              1.868582                7.60%                 2,782,043           1999
Inc.                                1.710392              1.736676                1.54%                 2,886,123           1998
                                    1.461877              1.710392               17.00%                 1,596,621           1997
                                    1.325883              1.461877               10.26%                 1,655,042           1996
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Trust     1.041831              1.113054                6.84%                    82,850           1999
                                    1.000000              1.041831                4.18%                         6           1998
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund - Class A   1.106449              1.739511               57.22%                   772,544           1999
                                    1.000000              1.106449               10.64%                     2,237           1998
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A    24.409212             31.514335               29.11%                   574,562           1999
                                   18.155790             24.409212               34.44%                   549,318           1998
                                   13.608156             18.155790               33.42%                   233,708           1997
                                   12.145815             13.608156               12.02%                   239,486           1996
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A       4.734076              7.332728               54.89%                 8,329,118           1999
                                    3.846728              4.734076               23.07%                 7,755,689           1998
                                    3.077970              3.846728               24.98%                 3,817,279           1997
                                    3.068905              3.077970                0.30%                 4,941,310           1996
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                               OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500       1.916911              2.297509               19.85%                11,667,253              1999
Index Portfolio                 1.505589              1.916911               27.32%                 8,439,537              1998
                                1.140471              1.505589               32.01%                 3,491,065              1997
                                1.000000              1.140471               14.05%                 1,023,459              1996
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. -    6.868765             21.800337               29.23%                    95,801              1999
Class A                         2.573280             16.868765               34.16%                    90,887              1998
                                0.731082             12.573280               17.17%                    61,083              1997
                                9.776083             10.731082                9.77%                   107,031              1996
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust -  1.281729              1.335169                4.17%                   840,048              1999
Treasury Portfolio -            1.225108              1.281729                4.62%                   320,548              1998
Institutional Class(**)         1.170093              1.225108                4.70%                   331,148              1997
                                1.135919              1.170093                3.01%                   394,386              1996
-----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International     1.384829              1.849161               33.53%                 3,274,763              1999
Stock Fund(R)                   1.201960              1.384829               15.21%                 3,133,125              1998
                                1.179742              1.201960                1.88%                 1,722,849              1997
                                1.108683              1.179742                6.41%                 2,213,126              1996
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -        1.514689              1.677518               38.10%                13,904,517              1999
Class A                         1.287377              1.214689               -5.65%                13,917,762              1998
                                1.216800              1.287377                5.80%                 2,363,601              1997
                                1.114642              1.216800                9.17%                 2,314,772              1996
-----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth  1.140152              1.603948               40.68%                   216,315              1999
Fund - Common Class             1.000000              1.140152               14.02%                     5,986              1998
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

(*) The 7-day yield on the Nationwide(R) Money Market Fund - Prime Shares as of December 31, 1999 was 4.51%.

(**) The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio -
     Institutional Class as of December 31, 1999 was 3.95%.

The American Century: Value - Investor Class, and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                 Variable Account Annual Expense Fee of 0.70% of average net assets
-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                               OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
American Century: Income &       1.097739              1.285813               17.13%                 1,505,535           1999
Growth - Investor Class          1.000000              1.097739                9.77%                    36,320           1998
-----------------------------------------------------------------------------------------------------------------------------------
American Century: International  1.084406              2.030338               87.23%                 1,190,455           1999
Discovery - Investor Class       1.000000              1.084406                8.44%                    43,124           1998
-----------------------------------------------------------------------------------------------------------------------------------
The Brown Capital Management -   1.000000              1.335232               33.52%                    32,466           1999
Small Company Fund
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.  1.080275              1.179669                9.20%                   891,896           1999
                                 1.000000              1.080275                8.03%                    52,910           1998
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Midcap Stock     1.133431              1.245200                9.86%                    66,860           1999
Fund - Class A                   1.000000              1.133431               13.34%                    23,028           1998
-----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Premier Third        4.584920              5.926178               29.25%                 3,581,927           1999
Century Fund, Inc. - Class Z     3.547042              4.584920               29.26%                 3,080,222           1998
                                 2.761054              3.547042               28.47%                   724,635           1997
                                 2.450480              2.761054               12.67%                 2,645,579           1996
-----------------------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F    1.018821              0.988049               -3.02%                   114,902           1999
                                 1.000000              1.018821                1.88%                     1,037           1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth          1.089444              1.126033                3.36%                   279,072           1999
Opportunities Fund - Class A     1.000000              1.089444                8.94%                     1,223           1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield      1.064934              1.145866                7.60%                   218,567           1999
- Class T                        1.000000              1.064934                6.49%                       116           1998
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund            1.172584              2.000430               70.60%                 2,683,126           1999
                                 1.000000              1.172584               17.26%                     3,535           1998
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund        1.023803              1.002855               -2.05%                   139,419           1999
                                 1.000000              1.023803                2.38%                     1,276           1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The         1.152311              1.421032               23.32%                 1,421,322           1999
Aggressive Portfolio             1.000000              1.152311               15.23%                   819,842           1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The         1.110341              1.144210                3.05%                   551,322           1999
Conservative Portfolio           1.000000              1.110341               11.03%                   382,730           1998
------------------------------------------------ --------------------- -------------------- ------------------------- ------------


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                               OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        1.145999              1.307445               14.09%                 2,040,355             1999
Moderate Portfolio              1.000000              1.145999               14.60%                 1,312,884             1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        1.143522              1.355141               18.51%                 1,865,891             1999
Moderately Aggressive           1.000000              1.143522               14.35%                 1,127,941             1998
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        1.131933              1.234169                9.03%                   714,817             1999
Moderatly Conservative          1.000000              1.131933               13.19%                   455,658             1998
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Institutional    1.106825              1.531860               38.40%                   189,694             1999
Fund, Inc. - Equity Growth      1.000000              1.106825               10.68%                         0             1998
Portfolio - Class B             1.000000              1.106825               10.68%                         0             1998
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D    26.901646             26.652820               -0.92%                 1,451,429             1999
                                0.783760             26.901646               29.44%                 1,298,643             1998
                                4.989429             20.783760               38.66%                   218,220             1997
                                3.111701             14.989429               14.32%                   664,951             1996
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market       3.147557              3.271683                3.94%                 4,804,733             1999
Fund - Prime Shares(*)          3.016489              3.147557                4.35%                 3,320,018             1998
                                2.889720              3.016489                4.39%                 1,244,833             1997
                                2.810849              2.889720                2.81%                 6,170,419             1996
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index      1.093694              1.301036               18.96%                 1,260,851             1999
Fund Institutional Service      1.000000              1.093694                9.37%                    97,706             1998
Class
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account     1.000000              1.006039                0.60%                    35,556             1999
Trust - Nationwide Income
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account     0.964638              1.379587               43.02%                   885,218             1999
Trust - Nationwide Small
Company Fund                    0.961707              0.964638                0.30%                   589,435             1998
                                1.000000              0.961707               -3.83%                         0
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners       1.041968              1.114314                6.94%                    29,128             1999
Trust                           1.000000              1.041968                4.20%                    46,617             1998
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund -        1.061002              1.151398                8.52%                   289,882             1999
Institutional Service Class     1.000000              1.061002                6.10%                    67,659             1998
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

(*) The 7-day yield on the Nationwide(R) Money Market Fund - Prime Shares as of December 31, 1999 was 4.61%.


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                               OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Prestige International Fund -     1.092070              1.316225               20.53%                   120,441           1999
Institutional Service Class       1.000000              1.092070                9.21%                     2,686           1998
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund -  1.139564              1.525781               33.89%                   592,875           1999
Institutional Service Class       1.000000              1.139564               13.96%                    39,909           1998
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund -   1.049429              0.993783               -5.30%                   184,328           1999
Institutional Service Class       1.000000              1.049429                4.94%                       858           1998
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -         1.090386              1.285935               17.93%                   370,694           1999
Institutional Service Class       1.000000              1.090386                9.04%                     7,654           1998
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         1.106594              1.741477               57.37%                   526,744           1999
Class A                           1.000000              1.106594               10.66%                       942           1998
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          1.217936              1.683681               38.24%                 7,963,049           1999
Class A                           1.289527              1.217936               -5.55%                 7,746,564           1998
                                  1.217615              1.289527                6.08%                 1,164,252           1997
                                  1.114645              1.217615                9.06%                 5,552,808           1996
-----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth    1.140301              1.605761               40.28%                    92,452           1999
Fund - Common Class               1.000000              1.140301               14.03%                       882           1998
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

The American Century: Value - Investor Class, DEM Equity Fund - Institutional Shares, and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                    Variable Account Annual Expense Fee of 0.65% of average net assets
-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                               OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
American Century: Growth -      7.975584             10.671975               33.81%                 1,320,330           1999
Investor Class                  5.869391              7.975584               35.88%                 1,377,500           1998
                                4.776599              5.869391               22.88%                 2,322,606           1997
-----------------------------------------------------------------------------------------------------------------------------------
American Century: Ultra -       2.333533              3.279718               40.55%                11,013,444           1999
Investor Class                  1.745683              2.333533               33.67%                 9,983,888           1998
                                1.474619              1.745683               18.38%                19,969,711           1997
-----------------------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM),   2.448428              2.488240                1.63%                   596,763           1999
Inc.                            2.343312              2.448428                4.49%                   722,007           1998
                                2.185294              2.343312                7.23%                   753,555           1997
-----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Premier Third       4.588748              5.934089               29.32%                         0           1999
Century Fund, Inc.              3.548231              4.588748               29.32%                         0           1998
                                2.913941              3.548231               21.77%                 2,219,012           1997
-----------------------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth     2.398586              2.773083               15.61%                   103,645           1999
Fund - Class Y                  2.433557              2.398586               -1.44%                   125,423           1998
                                1.949492              2.433557               24.83%                   297,366           1997
-----------------------------------------------------------------------------------------------------------------------------------
Federated U.S. Government       1.404671              1.388259               -1.17%                   605,238           1999
Securities Fund: 2-5 Years -    1.307818              1.404671                7.41%                   558,667           1998
Institutional Shares            1.238301              1.307818                5.61%                   579,571           1997
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund  4.866016              5.472662               12.47%                   121,306           1999
                                4.675440              4.866016                4.08%                   142,236           1998
                                4.139531              4.675440               21.95%                    61,610           1997
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund(R)          2.541159              3.157817               24.27%                12,905,080           1999
                                1.944675              2.541159               30.67%                11,832,023           1998
                                1.597582              1.944675               21.73%                19,667,377           1997
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund     7.749762              8.250412                6.46%                 4,029,550           1999
                                6.932074              7.749762               11.80%                 4,532,595           1998
                                5.639098              6.932074               22.93%                 8,086,997           1997
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund       2.407162              2.966668               23.24%                 5,649,149           1999
                                1.813149              2.407162               32.76%                 5,041,523           1998
                                1.494160              1.813149               21.35%                 6,992,191           1997
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                               OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio          2.563678              4.394446               71.41%                 2,949,108           1999
                                1.838136              2.563678               39.47%                 1,453,622           1998
                                1.604136              1.838136               14.59%                 2,776,451           1997
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund           1.857778              1.898498                2.19%                 1,302,794           1999
                                1.603749              1.857778               15.84%                 1,260,820           1998
                                1.388317              1.603749               15.52%                 2,031,661           1997
-----------------------------------------------------------------------------------------------------------------------------------
The Investment Company of       2.794045              3.235527               15.80%                 2,061,483           1999
America(R), Inc.                2.287566              2.794045               22.14%                 1,858,205           1998
                                1.890348              2.287566               21.01%                 2,872,363           1997
-----------------------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income          1.424580              1.406687               -1.26%                   302,278           1999
Portfolio                       1.341206              1.424580                6.22%                   278,580           1998
                                1.248067              1.341206                7.46%                   277,396           1997
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities     11.618570             15.332326               31.96%                   176,097           1999
Fund - Class A                  9.053391             11.618570               28.33%                   180,839           1998
                                7.676856              9.053391               17.90%                   212,160           1997
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund -         .219656              6.611862                6.31%                   217,273           1999
Class A                         6.196477              6.219656                0.37%                   253,885           1998
                                5.615972              6.196477               10.34%                   418,967           1997
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors        22.310477             30.756553               37.86%                    65,612           1999
Growth Stock Fund - Class A    16.040180             22.310477               39.09%                    64,922           1998
                               12.126811             16.040180               32.27%                   117,830           1997
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D    26.924106             26.688417               -0.88%                         0           1999
                               20.790728             26.924106               29.50%                         0           1998
                               16.412492             20.790728               26.68%                   569,519           1997
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -      4.760794              5.516934               15.88%                    87,937           1999
Class D                         3.872287              4.760794               22.95%                    88,677           1998
                                3.194767              3.872287               21.21%                   269,417           1997
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market       3.150207              3.276085                4.00%                         0           1999
Fund - Class D                  3.017508              3.150207                4.40%                         0           1998
                                2.930108              3.017508                2.98%                 3,269,252           1997
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENTAGE CHANGE    NUMBER OF ACCUMULATION      YEAR
                             VALUE AT BEGINNING   VALUE AT END OF     IN ACCUMULATION      UNITS OUTSTANDING AT
                             OF PERIOD            PERIOD              UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian       1.742771              1.877955                7.76%                 1,247,986           1999
Fund, Inc.                      1.713822              1.742771                1.69%                 1,466,182           1998
                                1.527855              1.713822               12.17%                 4,309,283           1997
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund -        24.494833             31.672308               29.30%                   344,475           1999
Class A                        18.192202             24.494833               34.64%                   297,345           1998
                               14.574047             18.192202               24.83%                   377,276           1997
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A   4.750689              7.369487               55.12%                 4,498,006           1999
                                3.854445              4.750689               23.25%                 4,199,459           1998
                                3.048108              3.854445               26.45%                 6,307,757           1997
-----------------------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500       1.923629              2.309019               20.03%                 6,630,666           1999
Index Portfolio                 1.508603              1.923629               27.51%                 5,122,867           1998
                                1.234422              1.508603               22.21%                 5,095,657           1997
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. -   16.927940             21.909617               29.43%                    64,846           1999
Class A                        12.598501             16.927940               34.36%                    52,182           1998
                               11.006405             12.598501               14.47%                   124,591           1997
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments          1.286263              1.341918                4.33%                   886,018           1999
Trust - Treasury Portfolio -    1.227585              1.286263                4.78%                   891,584           1998
Institutional Class(*)          1.188793              1.227585                3.26%                   238,580           1997
-----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International     1.38969               1.858432               33.73%                 1,470,871           1999
Stock Fund(R)                   1.204372              1.389689               15.39%                 1,610,019           1998
                                1.193159              1.204372                0.94%                 4,374,310           1997
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

(*) The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio - Institutional Class as of December 31, 1999 was 4.10%.

The American Century: Value - Investor Class, and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                     Variable Account Annual Expense Fee of 0.60% of average net assets
-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT    ACCUMULATION UNIT    PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                             VALUE AT BEGINNING   VALUE AT END OF      IN ACCUMULATION      UNITS OUTSTANDING AT
                             OF PERIOD            PERIOD               UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
American Century:  Growth -     7.920734             10.603876                33.87%                78,744          1999
Investor Class                  6.767825              7.920734                17.04%                     0          1998
-----------------------------------------------------------------------------------------------------------------------------------
American Century: Ultra -       2.317484              3.258789                40.26%             1,424,061          1999
Investor Class                  1.961685              2.317848                18.14%                     0          1998
-----------------------------------------------------------------------------------------------------------------------------------
The Bond Fund of America,(SM)   2.431483              2.472263                 1.68%                28,883          1999
Inc.                            2.365187              2.431483                 2.80%                     0          1998
-----------------------------------------------------------------------------------------------------------------------------------
The Inestment Company of        2.774834              3.214887                15.86%               214,097          1999
America,(R)Inc.                 2.519405              2.774834                10.14%                     0          1998
-----------------------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth     2.382088              2.755385                15.67%                 1,466          1999
Fund - Class Y                  2.262917              2.382088                 5.27%                     0          1998
-----------------------------------------------------------------------------------------------------------------------------------
Federated U.S. Securities       1.395318              1.379708                -1.12%                69,872          1999
Fund: 2-5 Years -               1.398557              1.395318                -0.23%                     0          1998
Institutional Shares
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income       4.833614              5.438956                12.52%                    10          1999
Fund                            4.467362              4.833614                 8.20%                     0          1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund(R)          2.523680              3.137664                24.33%             2,269,071          1999
                                2.110428              2.523680                19.58%                     0          1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund     7.696470              8.197774                 6.51%               292,888          1999
                                7.136396              7.696470                 7.85%                     0          1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund        2.390610              2.947739                23.30%               885,057          1999
                                2.025853              2.390610                18.01%                     0          1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio          2.546041              4.366394                71.50%               267,530          1999
                                2.068458              2.546041                23.09%                     0          1998
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT     ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                            VALUE AT BEGINNING    VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                            OF PERIOD             PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund            1.845002              1.886386                2.24%                220,190           1999
                                 1.719035              1.845002                7.33%                      0           1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The         1.150285              1.419952                23.44%               468,988           1999
Aggressive Portfolio             1.000000              1.150285                12.61%               296,908           1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The         1.108390              1.143342                3.15%                158,183           1999
Conservative Portfolio           1.000000              1.108390                3.28%                 97,738           1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The         1.143985              1.306453               14.20%                501,161           1999
Moderate Portfolio               1.000000              1.143985                8.54%                193,617           1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The         1.141512              1.354111               18.62%                542,336           1999
Moderatly Aggressive             1.000000              1.141512               10.06%                169,925           1998
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The         1.129944              1.233233                9.14%                341,251           1999
Moderately Conservative          1.000000              1.129944                5.88%                135,133           1998
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities      11.538640             15.234453               32.03%                 10,104           1999
Fund - Class A                   9.732573             11.538640               18.56%                      0           1998
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund           6.178240              6.571139                6.36%                 13,293           1999
                                 5.851804              6.178240                5.58%                      0           1998
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors         22.157064             30.560318               37.93%                  2,844           1999
Growth Stock Fund - Class A     18.840534             22.157064               17.60%                      0           1998
-----------------------------------------------------------------------------------------------------------------------------------
MAS Funds - Fixed Income         1.414780              1.397708               -1.21%                 43,773           1999
Portfolio                        1.385468              1.414780                2.12%                      0           1998
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -       4.728053              5.481731               15.94%                 11,832           1999
Class D                          4.338826              4.728053                8.97%                      0           1998
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund -         1.061142              1.152701                8.63%                120,626           1999
Institutional Service Class      1.000000              1.061142                6.11%                     38           1998
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT    ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                             VALUE AT BEGINNING   VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                             OF PERIOD            PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Prestige International Fund       1.092213              1.317714                20.65%                53,042          1999
- Institutional Service Class     1.000000              1.092213                 9.22%                19,996          1998
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth         1.139713              1.527506                34.03%               260,721          1999
Fund - Institutional Service      1.000000              1.139713                13.97%                22,783          1998
Class
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth         1.049566              0.994908                -5.21%                72,468          1999
Fund - Institutional Service      1.000000              1.049566                 4.96%                24,426          1998
Class
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -         1.090529              1.287390                18.05%                75,172          1999
Institutional Service Class       1.000000              1.090529                 9.05%                33,702          1998
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         1.730781              1.865967                 7.81%                84,823          1999
Fund, Inc.                        1.569836              1.730781                10.25%                     0          1998
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund -          24.326397             31.470234                29.37%                47,678          1999
Class A                          20.494260             24.326397                18.70%                     0          1998
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A     4.718004              7.222438                55.20%               567,839          1999
                                  3.966883              4.718004                18.93%                     0          1998
-----------------------------------------------------------------------------------------------------------------------------------
SEI Index Fund - S&P 500          1.910418              2.294307                20.09%               842,011          1999
Index Portfolio                   1.705240              1.910418                12.03%                     0          1998
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. -     16.811535             21.769825                29.49%                 6,797          1999
Class A                          14.612994             16.811535                15.05%                     0          1998
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust      1.277858              1.333653                 4.37%                38,201          1999
- Treasury Portfolio -            1.268735              1.277858                 0.72%                     0          1998
Institutional Class(*)
-----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International       1.380129              1.846569                33.80%               175,403          1999
Stock Fund(R)                     1.275533              1.380129                 8.20%                     0          1998
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

The American Century: Value - Investor Class, and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                      Variable Account Annual Expense Fee of 0.55% of average net assets
-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT    ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION    YEAR
                             VALUE AT BEGINNING   VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                             OF PERIOD            PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
American Century: Income &      1.097955                1.287995                   17.31%             1,346,025          1999
Growth - Investor Class         1.000000                1.097955                    9.80%                39,351          1998
-----------------------------------------------------------------------------------------------------------------------------------
American Century:               1.084619                2.033777                   87.51%               989,006          1999
International Discovery -       1.000000                1.084619                    8.46%                 7,164          1998
Investor Class
-----------------------------------------------------------------------------------------------------------------------------------
The Brown Capital Management    1.000000                1.336268                   33.63%                25,458          1999
- Small Company Fund
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,      1.080487                1.181672                    9.36%               490,711          1999
Inc.                            1.000000                1.080487                    8.05%                20,457          1998
-----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Premier Mid-Cap     1.133654                1.247314                   10.03%                24,267          1999
Stock Fund - Class A            1.000000                1.133654                   13.37%                     0          1998
-----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Premier Third       4.557584                5.899679                   29.45%             2,380,281          1999
Century Fund, Inc. - Class Z    3.532278                4.557584                   16.12%             2,140,647          1998
-----------------------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F   1.019021                0.989728                   -2.87%                40,642          1999
                                1.000000                1.019021                    1.90%                     0          1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth         1.089659                1.127945                    3.51%               445,084          1999
Opportunities Fund - Class A    1.000000                1.089659                    8.97%                 5,256          1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield     1.065207                1.147891                    7.76%               222,740          1999
Fund - Class T                  1.000000                1.065207                    6.52%                 2,276          1998
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund           1.172815                2.003821                   70.86%             2,158,406          1999
                                1.000000                1.172815                   17.28%                 5,449          1998
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund       1.024005                1.004559                   -1.90%               124,380          1999
                                1.000000                1.024005                    2.40%                 2,742          1998
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Institutional    1.107043                1.534459                   38.61%               120,451          1999
Fund, Inc. - Equity Growth      1.000000                1.107043                   10.70%                     0          1998
Portfolio - Class B
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund -            26.741341               26.533779                   -0.78%               987,329          1999
Class D                         0.697282               26.741341                    8.90%               904,019          1998
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                               OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market      3.129626                3.257959                    4.10%             4,615,246          1999
Fund - Prime Shares            3.003821                3.129626                    0.69%             2,277,564          1998
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index     1.093909                1.303244                   19.14%               990,021          1999
Fund - Institutional Service   1.000000                1.093909                    9.39%                 4,693          1998
Class
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account    0.962506                1.378605                   42.23%               599,934          1999
Trust - Nationwide Small       0.961325                0.962506                   13.36%               494,950          1998
Company Fund
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account    1.000000                1.006821                    0.68%                27,725          1999
Trust - Nationwide Income
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners      1.042174                1.116206                    7.10%                15,285          1999
Trust                          1.000000                1.042174                    4.22%                 1,093          1998
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -      1.106811                1.744429                   57.61%               335,264          1999
Class A                        1.000000                1.106811                   10.68%                 6,579          1998
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -       1.210671                1.676147                   38.45%             5,358,056          1999
Class A                        1.284158                1.210671                    1.23%             5,316,578          1998
-----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging        1.140526                1.608485                   41.03%               106,549          1999
Growth Fund - Common Class     1.000000                1.140526                   14.05%                 8,854          1998
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

(*) The 7-day yield on the Nationwide(R) Money Market Fund - Prime Shares as of December 31, 1999 was 4.71%.

The American Century: Value - Investor Class, and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                                     Variable Account Annual Expense Fee of 0.50% of average net assets
-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT    ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                             VALUE AT BEGINNING   VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                             OF PERIOD            PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
American Century: Growth -      7.922098          10.616300                34.01%                    348,206          1999
Investor Class                  5.842997           7.922098                17.05%                    359,828          1998
-----------------------------------------------------------------------------------------------------------------------------------
American Century: Ultra -       2.317883           3.262606                40.76%                  3,817,930          1999
Investor Class                  1.737833           2.317883                18.16%                  3,364,116          1998
-----------------------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM),   2.431945           2.475221                 1.78%                    142,109          1999
Inc.                            2.332586           2.431945                 2.82%                    268,515          1998
-----------------------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth     2.382498           2.758615                15.79%                     10,371          1999
Fund Class Y                    2.262924           2.382498                 5.28%                     32,633          1998
-----------------------------------------------------------------------------------------------------------------------------------
Federated U.S. Government       1.395671           1.381446                -1.02%                    268,509          1999
Securities Fund: 2-5 Years -    1.301886           1.395671                -0.21%                    281,752          1998
Institutional Shares
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund  4.834839           5.445808                12.64%                     15,652          1999
                                4.654233           4.834839                 8.22%                     15,722          1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund(R)          2.524114           3.141341                24.45%                  4,921,532          1999
                                1.935931           2.524114                19.60%                  6,920,209          1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund     7.697797           8.207390                 6.62%                  1,097,064          1999
                                6.900916           7.697797                 7.87%                  2,032,139          1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund        2.391021           2.951194                23.43%                  1,981,615          1999
                                1.800499           2.391021                18.03%                  2,481,152          1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio          2.546479           4.371504                71.67%                    551,902          1999
                                1.829868           2.546479                23.11%                    554,256          1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Puritan(R)Fund         1.845320           1.888599                 2.35%                    434,568          1999
                                1.596539           1.845320                 7.35%                  1,058,070          1998
-----------------------------------------------------------------------------------------------------------------------------------
The Investment Company of       2.775312           3.218656                15.97%                    772,247          1999
America(R), Inc.                2.277283           2.775312                10.16%                  1,244,473          1998
-----------------------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income          1.415024           1.399348                -1.11%                     35,380          1999
Portfolio                       1.335173           1.415024                 2.13%                    100,650          1998
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities     11.540626          15.252302                32.16%                     17,247          1999
Fund - Class A                  9.012670          11.540626                18.58%                     63,546          1998
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT     ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                             VALUE AT BEGINNING    VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                             OF PERIOD             PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund -        6.179806           6.579417                 6.47%                     32,140            1999
Class A                         6.168371           6.179806                 5.60%                    106,230            1998
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors        22.160876          30.596117                38.06%                     11,080            1999
Growth Stock Fund - Class A    15.968069          22.160876                17.62%                     22,289            1998
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -      4.728868           5.488156                16.06%                     22,141            1999
Class D                         3.854877           4.728868                 8.99%                     31,217            1998
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian       1.731080           1.868155                 7.92%                    155,894            1999
Fund, Inc.                      1.706116           1.731080                10.27%                    658,443            1998
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund -        24.330583          31.507110                29.50%                     63,483            1999
Class A                        18.110411          24.330583                18.72%                     60,549            1998
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -           4.718816           7.331012                55.36%                  1,195,483            1999
Class A                         3.837109           4.718816                18.95%                  1,141,130            1998
-----------------------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500       1.910747           2.296996                20.21%                    905,209            1999
Index Portfolio                 1.501834           1.910747                12.05%                  2,027,825            1998
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. -   16.814429          21.795334                29.62%                     13,411            1999
Class A                        12.541848          16.814429                15.06%                     24,055            1998
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments          1.278181           1.335333                 4.48%                     97,670            1999
Trust - Treasury Portfolio -    1.268839           1.278181                 0.72%                     86,239            1998
Institutional Class*
-----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International     1.380367           1.848732                33.93%                    558,351            1999
Stock Fund(R)                   1.198954           1.380367                 8.22%                  1,224,755            1998
-----------------------------------------------------------------------------------------------------------------------------------

(*) The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio - Institutional Class as of December 31, 1999 was 4.25%.

The American Century: Value - Investor Class, and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                       Variable Account Annual Expense Fee of 0.45% of average net assets
-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT    ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                             VALUE AT BEGINNING   VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                             OF PERIOD            PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        1.150582              1.422449               23.63%                   267,677          1999
Aggressive Portfolio            1.000000              1.150582               12.64%                   211,746          1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        1.108677              1.145355                3.31%                   475,616          1999
Conservative Portfolio          1.000000              1.108677                3.30%                   207,470          1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        1.144281              1.308751               14.37%                   192,070          1999
Moderate Portfolio              1.000000              1.144281                8.56%                   114,698          1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        1.141807              1.356493               18.80%                   268,877          1999
Moderately Aggressive           1.000000              1.141807               10.09%                   154,400          1998
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        1.130263              1.235402                9.30%                   149,629          1999
Moderately Conservative         1.000000              1.130236                5.91%                    55,915          1998
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund -        1.061351              1.154658                8.79%                    64,569          1999
Institutional Service Class     1.000000              1.061351                6.14%                         0          1998
-----------------------------------------------------------------------------------------------------------------------------------
Prestige International Fund -   1.092427              1.319950               20.83%                    31,972          1999
Institutional Service Class     1.000000              1.092427                9.24%                         0          1998
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund  1.139937              1.530097               34.23%                   213,341          1999
- Institutional Service Class   1.000000              1.139937               13.99%                     6,708          1998
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - 1.049773              0.996598               -5.07%                    54,869          1999
Institutional Service Class     1.000000              1.049773                4.98%                     7,855          1998
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -       1.090743              1.289575               18.23%                    33,279          1999
Institutional Service Class     1.000000              1.090743                9.07%                    17,596          1998
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

The American Century: Value - Investor Class, and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                       Variable Account Annual Expense Fee of 0.40% of average net assets
-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT     ACCUMULATION UNIT    PERCENTAGE CHANGE    NUMBER OF ACCUMULATION    YEAR
                             VALUE AT BEGINNING    VALUE AT END OF      IN ACCUMULATION      UNITS OUTSTANDING AT
                             OF PERIOD             PERIOD               UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
American Century: Income &      1.098171             1.290181                  17.48%                665,280            1999
Growth - Investor Class         1.000000             1.098171                   9.82%                    636            1998
-----------------------------------------------------------------------------------------------------------------------------------
American Century: Growth -      7.987376            10.714474                  34.14%              2,202,427            1999
Investor Class                  6.822454             7.987376                  17.07%              2,228,401            1998
-----------------------------------------------------------------------------------------------------------------------------------
American Century:               1.084832             2.037221                  87.79%                640,107            1999
International Discovery -       1.000000             1.084832                   8.48%                456,421            1998
Investor Class
-----------------------------------------------------------------------------------------------------------------------------------
American Century: Ultra -       2.336984             3.292778                  40.90%             26,111,703            1999
Investor Class                  1.977521             2.336984                  18.18%             23,187,750            1998
-----------------------------------------------------------------------------------------------------------------------------------
The Bond Fund of                2.452190             2.498335                   1.88%                928,066            1999
America(SM), Inc.               2.384516             2.452190                   2.84%                861,657            1998
-----------------------------------------------------------------------------------------------------------------------------------
The Brown Capital               1.000000             1.337304                  33.73%                 15,085            1999
Management - Small Company
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,      1.080700             1.183678                   9.53%                388,056            1999
Inc.                            1.000000             1.080700                   8.07%                  7,474            1998
-----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Premier             1.133877             1.249431                  10.19%                 23,734            1999
Mid-Cap Stock Fund - Class A    1.000000             1.133877                  13.39%                      0            1998
-----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Premier Third       4.558760             5.910051                  29.64%              1,240,608            1999
Century Fund, Inc. - Class Z    3.924756             4.558760                  16.15%              1,100,730            1998
-----------------------------------------------------------------------------------------------------------------------------------
Evergreen Income and            2.402138             2.784137                  15.90%                209,219            1999
Growth Fund - Class Y           2.281191             2.402138                   5.30%                242,926            1998
-----------------------------------------------------------------------------------------------------------------------------------
Federated Bond Fund -           1.019222             0.991409                  -2.73%                  6,385            1999
Class F                         1.000000             1.019222                   1.92%                170,453            1998
-----------------------------------------------------------------------------------------------------------------------------------
Federated U.S. Government       1.406762             1.393823                  -0.92%              1,337,680            1999
Securities Fund: 2-5 Years      1.409546             1.406762                  -0.20%              1,119,202            1998
- Institutional Shares
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High           1.065479             1.149917                   7.92%                 99,159            1999
Yield Fund - Class T            1.000000             1.065479                   6.55%                      0            1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth         1.089873             1.129860                   3.67%                169,301            1999
Opportunities Fund - Class A    1.000000             1.089873                   8.99%                    930            1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income       4.873259             5.494599                  12.75%                 52,147            1999
Fund                            4.502465             4.873259                   8.24%                 53,798            1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund(R)          2.544916             3.170395                  24.58%             23,252,402            1999
                                2.127466             2.544916                  19.62%             21,126,009            1998
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT     ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                             VALUE AT BEGINNING    VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                             OF PERIOD             PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund      7.761233             8.283304                   6.73%              6,835,046            1999
                                 7.194005             7.761233                   7.88%              7,558,249            1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund        2.410721             2.978484                  23.55%              8,920,260            1999
                                 2.042205             2.410721                  18.05%              7,449,476            1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio           2.567467             4.411934                  71.84%              7,250,642            1999
                                 2.085159             2.567467                  23.13%              3,023,192            1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Puritan(R) Fund         1.860527             1.906066                   2.45%              2,155,469            1999
                                 1.732912             1.860527                   7.36%              2,399,715            1998
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund            1.173045             2.007217                  71.11%              1,566,514            1999
                                 1.000000             1.173045                  17.30%                278,971            1998
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund        1.024207             1.006265                  -1.75%                158,067            1999
                                 1.000000             1.024207                   2.42%                      0            1998
-----------------------------------------------------------------------------------------------------------------------------------
The Investment Company of        2.798178             3.248420                  16.09%              3,687,311            1999
America(SM), Inc.                2.539739             2.798178                  10.18%              3,259,397            1998
-----------------------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income           1.426689             1.412296                  -1.01%                502,118            1999
Portfolio                        1.396656             1.426689                   2.15%                616,144            1998
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities      11.635755            15.393394                  32.29%                175,440            1999
Fund - Class A                   9.811163            11.635755                  18.60%                203,691            1998
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund -         6.228913             6.638365                   6.57%                359,951            1999
Class A                         65.897786             6.228913                   5.61%                451,743            1998
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors         22.343460            30.879021                  38.20%                117,408            1999
Growth Stock Fund - Class A     18.992597            22.343460                  17.64%                120,267            1998
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                   1.107260             1.537062                  38.82%                 89,552            1999
Institutional Fund, Inc. -       1.000000             1.107260                  10.73%                 10,064            1998
Equity Growth Portfolio -
Class B
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D     26.748259            26.580493                  -0.63%                524,819            1999
                                24.556168            26.748259                   8.93%                481,772            1998
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -       4.767838             5.538916                  16.17%                250,812            1999
Class D                          4.373852             4.767838                   9.01%                255,124            1998
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                               OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market      3.154895             3.289218                    4.26%              3,933,354            1999
Fund - Prime Shares(*)          3.132336             3.154895                    0.72%              2,708,726            1998
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index      1.094125             1.305455                   19.31%                337,529            1999
Fund - Institutional            1.000000             1.094125                    9.41%                 19,071            1998
Service Class
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Separate             0.966626             1.386578                   43.45%                609,880            1999
Account Trust - Nationwide      0.852488             0.966626                   13.39%                454,960            1998
Small Company Fund
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Separate             1.000000             1.007603                    0.76%                    342            1999
Account Trust - Nationwide
Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian       1.745353             1.885443                    8.03%              3,518,487            1999
Fund, Inc.                      1.582515             1.745353                   10.29%              4,117,644            1998
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners       1.042379             1.118102                    7.26%                 33,245            1999
Trust                           1.000000             1.042379                    4.24%                      0            1998
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -       1.107029             1.747386                   57.84%                121,171            1999
Class A                         1.000000             1.107029                   10.70%                      0            1998
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund -         4.531046            31.798454                   29.63%                772,650            1999
Class A                         0.659673            24.531046                   18.74%                684,364            1998
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -           4.757715             7.398826                   55.51%              7,728,408            1999
Class A                         3.998917             4.757715                   18.98%              7,057,963            1998
-----------------------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500       1.926474             2.318217                   20.33%             11,925,048            1999
Index Portfolio                 1.718989             1.926474                   12.07%              9,208,478            1998
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc.      6.952971            21.996878                   29.75%                147,489            1999
- Class A                       4.730941            16.952971                   15.08%                145,547            1998
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments          1.288338             1.347297                    4.58%              1,777,684            1999
Trust - Treasury Portfolio      1.278704             1.288338                    0.75%                763,114            1998
- Institutional Class(**)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

(*) The 7-day yield on the Nationwide(R) Money Market Fund - Prime Shares as of December 31, 1999 was 4.92%.

(**) The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio -
     Institutional Class as of December 31, 1999 was 4.36%.


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT    ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                             VALUE AT BEGINNING   VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                             OF PERIOD            PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price                   1.391746             1.865834                  34.06%              4,485,126            1999
International Stock Fund(R)     1.285834             1.391746                   8.24%              4,818,444            1998
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -        1.210984             1.679093                  38.66%                                   1999
Class A                         1.195919             1.210984                   1.26%              1,884,614            1998
-----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging         1.140750             1.611214                  41.24%                 76,822            1999
Growth Fund - Common Class      1.000000             1.140750                  14.08%                    224            1998
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

The American Century: Value - Investor Class, and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                       Variable Account Annual Expense Fee of 0.30% of average net assets
-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                             VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                             OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
American Century: Growth -       7.988751             10.727027                  34.28%                     0            1999
Investor Class                   6.822472              7.988751                  17.09%               207,682            1998
-----------------------------------------------------------------------------------------------------------------------------------
American Century: Ultra -        2.337386              3.296635                  41.04%                     0            1999
Investor Class                   1.977526              2.337386                  18.20%             1,622,498            1998
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,       1.080842              1.185017                   9.64%                     0            1999
Inc.                             1.000000              1.080842                   8.08%                   116            1998
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third Century    4.559545              5.916975                  29.77%                     0            1999
Fund, Inc. - Class Z             3.924766              4.559545                  16.17%               132,409            1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth          1.090017              1.131139                   3.77%                     0            1999
Opportunities Fund - Class A     1.000000              1.090017                   9.00%                     6            1998
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Institutional     1.107406              1.538799                  38.96%                     0            1999
Fund, Inc. - Equity Growth       1.000000              1.107406                  10.74%                     6            1998
Portfolio - Class B
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D     26.752871             26.611682                   0.53%                     0            1999
                                24.556235             26.752871                   8.95%               163,349            1998
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -       4.768660              5.545409                  16.29%                     0            1999
Class D                          4.373864              4.768660                   9.03%                72,274            1998
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund   3.131607              3.268216                   4.36%                     0            1999
- Prime Shares(*)                3.108685              3.131607                   0.74%               289,513            1998
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index Fund  1.094268              1.306932                  19.43%                     0            1999
- Institutional Service Class    1.000000              1.094268                   9.43%                    81            1998
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account      0.962923              1.382645                  43.59%                     0            1999
Trust - Nationwide Small         0.849078              0.962923                  13.41%                19,582            1998
Company Fund
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund -         24.535266             31.835715                  29.75%                     0            1999
Class A                         20.659729             24.535266                  18.76%               141,978            1998
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A    4.758533              7.407490                  55.67%                     0            1999
                                 3.998928              4.758533                  19.00%               935,379            1998
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

(*) The 7-day yield on the Nationwide(R) Money Market Fund - Prime Shares as of December 31, 1999 was 5.02%.


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                            VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                            OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -     1.211193              1.681061                  38.79%                     0              1999
Class A                      1.195922              1.211193                   1.28%               572,528              1998
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

The American Century: Value - Investor Class, DEM Equity Fund - Institutional Shares, and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                       Variable Account Annual Expense Fee of 0.25% of average net assets
-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                            VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                            OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
American Century:               1.085045           2.040671              88.07%               148,209                   1999
International Discovery -       1.000000           1.085045               8.50%                     0                   1998
Investor Class
-----------------------------------------------------------------------------------------------------------------------------------
American Century: Income &      1.098387           1.292371              17.66%               240,890                   1999
Growth - Investor Class         1.000000           1.098387               9.84%                     0                   1998
-----------------------------------------------------------------------------------------------------------------------------------
The Brown Capital Management    1.000000           1.338341              33.83%                     1                   1999
- Small Company Fund
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,      1.080913           1.185687               9.69%                29,313                   1999
Inc.                            1.000000           1.080913               8.09%                     0                   1998
-----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Premier Third       4.559937           5.920440              29.84%               304,659                   1999
Century Fund, Inc.- Class Z     3.924771           4.559937              16.18%               340,211                   1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth         1.090088           1.131779               3.82%                  6,25                   1999
Opportunities Fund - Class A    1.000000           1.090088               9.01%                 1,714                   1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield     1.065752           1.151943               8.09%                   475                   1999
Fund - Class T                  1.000000           1.065752               6.58%                     0                   1998
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund           1.173275           2.010619              71.37%               361,646                   1999
                                1.000000           1.173275              17.33%                     0                   1998
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund       1.024409           1.007975              -1.60%                   594                   1999
                                1.000000           1.024409               2.44%                     0                   1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        1.150978           1.425785              23.88%               353,524                   1999
Aggressive Portfolio            1.021462           1.150978              12.68%               144,398                   1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        1.109060           1.148044               3.52%                81,415                   1999
Conservative Portfolio          1.073218           1.109060               3.34%                85,045                   1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        1.144675           1.311822              14.60%               144,588                   1999
Moderate Portfolio              1.054023           1.144675               8.60%                17,475                   1998
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        1.142200           1.359675              19.04%               467,219                   1999
Moderately Aggressive           1.037190           1.142200              10.12%               138,659                   1998
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        1.130626           1.238302               9.52%                50,892                   1999
Moderately Conservative         1.067213           1.130626               5.94%               104,938                   1998
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Institutional    1.107478           1.539669              39.02%                31,522                   1999
Fund, Inc. - Equity Growth      1.000000           1.107478              10.75%                     0                   1998
Portfolio - Class B
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D    26.755178          26.627289              -0.48%                94,899                   1999
                               24.556268          26.755178               8.95%               104,524                   1998
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market       3.132003           3.270268               4.41%             1,148,857                   1999
Fund - Prime Shares(*)          3.108813           3.132003               0.75%               662,386                   1998
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index      1.094340           1.307671              19.49%                61,214                   1999
Fund - Institutional Service    1.000000           1.094340               9.43%                76,493                   1998
Class
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account     0.963006           1.383455              43.66%                19,107                   1999
Trust - Nationwide Small        0.849079           0.963006              13.42%                84,982                   1998
Company Fund
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund -        1.061629           1.157273               9.01%               110,352                   1999
Institutional Service Class     1.000000           1.061629               6.16%                     0                   1998
-----------------------------------------------------------------------------------------------------------------------------------
Prestige International Fund     1.092713           1.322937              21.07%                38,590                   1999
- Institutional Service         1.000000           1.092713               9.27%                     0                   1998
Class
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth       1.140236           1.533558              34.49%                84,791                   1999
Fund - Institutional Service    1.000000           1.140236              14.02%                     0                   1998
Class
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value        1.050049           0.998856              -4.88%                90,414                   1999
Fund - Institutional            1.000000           1.050049               5.00%                     0                   1998
Service lass
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -       1.091029           1.292494              18.47%                76,601                   1999
Institutional Service Class     1.000000           1.091029               9.10%                 3,784                   1998
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -        1.211297           1.682045              38.86%               644,504                   1999
Class A                         1.195923           1.211297               1.29%               599,440                   1998
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

(*) The 7-day yield on the Nationwide(R) Money Market Fund - Prime Shares as of December 31, 1999 was 5.07%.

The American Century: Value - Investor Class, and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                       Variable Account Annual Expense Fee of 0.15% of average net assets
-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT     ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                            VALUE AT BEGINNING    VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                            OF PERIOD             PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
American Century: Income &     1.098531          1.293832               17.78%               1,150,122                1999
Growth - Investor Class        1.000000          1.098531                9.85%                  51,660                1998
-----------------------------------------------------------------------------------------------------------------------------------
American Century:              1.085187          2.042975               88.26%               2,129,791                1999
International Discover -       1.000000          1.085187                8.52%                  25,538                1998
Investor Class
-----------------------------------------------------------------------------------------------------------------------------------
The Brown Capital Management   1.000000          1.339033               33.90%                  40,366                1999
- Small Company Fund
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,     1.081055          1.187029                9.80%                 870,689                1999
Inc.                           1.000000          1.081055                8.11%                  86,357                1998
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Midcap Stock   1.134248          1.252967               10.47%                  85,523                1999
Fund - Class A                 1.000000          1.134248               13.42%                   4,299                1998
-----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Premier Third      4.602327          5.981450               29.97%               2,405,418                1999
Century Fund, Inc. - Class Z   3.960586          4.602327               16.20%               2,316,305                1998
-----------------------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F  1.019557          0.994218               -2.49%                  66,416                1999
                               1.000000          1.019557                1.96%                  19,138                1998
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth        1.090231          1.133060                3.93%                 166,910                1999
Opportunities Fund -           1.000000          1.090231                9.02%                  38,722                1998
Class A
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield    1.065933          1.153294                8.20%                  88,793                1999
Fund - Class T                 1.000000          1.065933                6.59%                  55,862                1998
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund          1.173429          2.012890               71.54%               3,801,659                1999
                               1.000000          1.173429               17.34%                   2,672                1998
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund      1.024544          1.009116               -1.51%                 231,417
                               1.000000          1.024544                2.45%                  12,945                1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The       1.151176          1.427456               24.00%                       0                1999
Aggressive Portfolio           1.021464          1.151176               12.70%                   1,783                1998
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT      ACCUMULATION UNIT     PERCENTAGE CHANGE    NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING     VALUE AT END OF       IN ACCUMULATION      UNITS OUTSTANDING AT
                               OF PERIOD              PERIOD                UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The          1.142397          1.361269               19.16%                       0                1999
Moderately Aggressive             1.037193          1.142397               10.14%                   3,674                1998
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The          1.130821          1.239754                9.63%                  11,257                1999
Moderately Conservative           1.067215          1.130821                5.69%                   1,110                1998
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Institutional      1.107624          1.541410               39.16%                 218,285                1999
Fund, Inc. - Equity Growth        1.000000          1.107624               10.76%                   2,580                1998
Portfolio - Class B
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D      27.003819         26.901637               -0.38%                 942,318                1999
                                 24.780269         27.003819                8.97%               1,044,190                1998
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market         3.132794          3.274374                4.52%               4,761,747                1999
Fund-Prime Shares(*)              3.109069          3.132794                0.76%               3,344,001                1998
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index        1.094484          1.309150               19.61%                 931,890                1999
Fund - Institutional Service      1.000000          1.094484                9.45%                  25,400                1998
Class
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account       0.963171          1.385075               43.80%                 336,343                1999
Trust - Nationwide Small          0.849082          0.963171               13.44%                 313,865                1998
Company Fund
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account       1.000000          1.008908                0.89%                   1,638                1999
Trust - Nationwide Income
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         1.042722          1.121268                7.53%                  11,932                1999
Trust                             1.000000          1.042722                4.27%                      10                1998
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         1.107392          1.752325               58.24%                 608,170                1999
Class A                           1.000000          1.107392               10.74%                   1,884                1998
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          1.107392          1.699394               39.00%               4,179,286                1999
Class A                           1.289527         1.1007392                1.30%               4,225,950                1998
-----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging           1.141124          1.615771               41.59%                 114,151                1999
Growth Fund - Common Class        1.000000          1.141124               14.11%                   2,964                1998
-----------------------------------------------------------------------------------------------------------------------------------

(*) The 7-day yield on the Nationwide(R) Money Market Fund - Prime Shares as of December 31, 1999 was 5.17%.

The American Century: Value - Investor Class, and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                       Variable Account Annual Expense Fee of 0.10% of average net assets
-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENTAGE CHANGE    NUMBER OF ACCUMULATION      YEAR
                             VALUE AT BEGINNING   VALUE AT END OF     IN ACCUMULATION      UNITS OUTSTANDING AT
                             OF PERIOD            PERIOD              UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        1.151275          1.428292               24.06%                   4,175                1999
Aggressive Portfolio            1.021466          1.151275               12.71%                   2,524                1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        1.109347          1.150064                3.67%                   7,541                1999
Conservative Portfolio          1.073223          1.109347                3.37%                   4,359                1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        1.144971          1.314130               14.77%                  19,122                1999
Moderate Portfolio              1.054027          1.144971                8.63%                   9,964                1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        1.142495          1.362067               19.22%                  28,922                1999
Moderately Aggressive           1.037195          1.142495               10.15%                  19,416                1998
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund -        1.061839          1.159238                9.17%                     729                1999
Institutional Service Class     1.000000          1.061839                6.18%                       0                1998
-----------------------------------------------------------------------------------------------------------------------------------
Prestige International Fund     1.092928          1.325181               21.25%                  18,596                1999
- Institutional Service Class   1.000000          1.092928                9.29%                       0                1998
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth       1.140460          1.539159               34.96%                       2                1999
Fund - Institutional Service    1.000000          1.140460               14.05%                       0                1998
Class
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value        1.050256          1.000552               -4.73%                       2                1999
Fund - Institutional Service    1.000000          1.050256                5.03%                       0                1998
Class
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -       1.091244          1.294687               18.64%                   2,697                1999
Institutional Service Class     1.000000          1.091244                9.12%                       0                1998
-----------------------------------------------------------------------------------------------------------------------------------

The American Century: Value - Investor Class, and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                       Variable Account Annual Expense Fee of 0.00% of average net assets
-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENTAGE CHANGE    NUMBER OF ACCUMULATION      YEAR
                             VALUE AT BEGINNING   VALUE AT END OF     IN ACCUMULATION      UNITS OUTSTANDING AT
                             OF PERIOD            PERIOD              UNIT VALUE           THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The       1.157296          1.437196               24.19%                 827,625           1999
Aggressive Portfolio           1.000000          1.157296               15.73%                 691,326           1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The       1.115144          1.157231                3.77%                 133,739           1999
Conservative Portfolio         1.000000          1.115144               11.51%                 114,219           1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The       1.150956          1.322320               14.89%                 505,429           1999
Moderate Portfolio             1.000000          1.150956               15.10%                 257,772           1998
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The       1.148468          1.370557               19.34%                 514,292           1999
Moderately Aggressive          1.000000          1.148468               14.85%                 401,494           1998
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The       1.136829          1.248211                9.80%                 170,427           1999
Moderately Conservative        1.000000          1.136829               13.68%                 112,759           1998
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund -       1.061978          1.160549                9.28%                  15,466           1999
Institutional Service Class    1.000000          1.061978                6.20%                      25           1998
-----------------------------------------------------------------------------------------------------------------------------------
Prestige International Fund    1.093071          1.326680               21.37%                   3,878           1999
- Institutional Service Class  1.000000          1.093071                9.31%                      70           1998
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth      1.140610          1.537896               34.83%                 461,957           1999
Fund - Institutional Service   1.000000          1.140610               14.06%                   2,886           1998
Class
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value       1.050394          1.001685               -4.64%                  92,218           1999
Fund - Institutional Service   1.000000          1.050394                5.04%                   3,334           1998
Class
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -      1.091387          1.296152               18.76%                  80,612           1999
Institutional Service Class    1.000000          1.091387                9.14%                   6,727           1998
-----------------------------------------------------------------------------------------------------------------------------------

The American Century: Value - Investor Class, and the Putnam International Growth Portfolio - Class A were effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2000


                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS
    ISSUED BY THE NACO VARIABLE ACCOUNT OF NATIONWIDE LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth the prospectus and should be read in conjunction with the prospectus dated May 1, 2000. The prospectus may be obtained from Nationwide Life Insurance Company, P.O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216, or by calling 1-800-545-4730, (T.T.Y. 1-800-848-0833).

                                TABLE OF CONTENTS

                                                                        Page

General Information and History...........................................1
Services..................................................................1
Purchase of Securities Being Offered .....................................2
Underwriters .............................................................2
Calculation of Performance ...............................................2
Annuity Payments..........................................................3
Financial Statements......................................................4

GENERAL INFORMATION AND HISTORY


The NACo variable account is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies and all of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide group of companies. Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $120 billion as of December 31, 1999.


SERVICES

Nationwide has responsibility for administration of the contracts and the variable account, maintaining records, including name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contracts issued to each such contract owner and the contract value of each contract.

All assets of the variable account are held in custody for safekeeping by Nationwide. The assets of each sub-account will be kept physically segregated and held separate and apart from assets of other sub-accounts and from assets of any other firm, person, or corporation. Nationwide will maintain a record of all purchases and redemptions for shares of the underlying mutual fund held in each sub-account.

Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds.

These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements and schedules have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.

For those plans which provide this contract and Nationwide's Group Fixed Fund Retirement Contracts, the contract owner, or the participant if the plan so provides, may exchange accumulation units between any sub-account of the variable account and the deposit fund of the Group Fixed Fund Retirement Contract. Exchanges from the deposit fund to any sub-account of the variable account will be subject to the limitations of the Group Fixed Fund Retirement Contract. Exchanges will be effective when received in good order at Nationwide's home office.

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 1999, 1998, and 1997, no underwriting commissions were paid by Nationwide to NISC.


CALCULATION OF PERFORMANCE


Any current yield quotations of the Nationwide Money Market Fund Prime Shares and the Short-Term Investments Trust Treasury Portfolio Institutional Class sub-accounts, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. As of December 31, 1999, the Nationwide Money Market Fund Prime Shares and the Short-Term Investments Trust Treasury Portfolio - Institutional Class Sub-Accounts seven-day current yield were 4.36% and 3.80% respectively. The Nationwide Money Market Fund Prime Shares and the Short-Term Investments Trust Treasury Portfolio Institutional Class sub-accounts' seven-day effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the sub-accounts, and for the period ending December 31, 1999 were 4.46% and 3.88% respectively.


The yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the sub-accounts' portfolios, portfolio quality and average maturity, changes in interest rates, and the sub-accounts' expenses. Although the sub-account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in Nationwide Money Market Fund and the Short Term Investment Trust Treasury Portfolio sub-account is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

Nationwide may, from time to time, advertise several types of historical performance of the sub-accounts. Nationwide may advertise for the sub-accounts standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return". "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the underlying mutual fund option has been available in the variable account if the underlying mutual fund option has not been available in the variable account for any of the prescribed periods. THIS CALCULATION REFLECTS THE DEDUCTION OF ALL APPLICABLE CHARGES MADE TO THE CONTRACTS EXCEPT FOR PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the underlying mutual fund option has been in existence. For those underlying mutual fund options which have not been held as sub-accounts for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance such underlying mutual fund options would have achieved (reduced by the same charges except the Participant Account Maintenance Charge and CDSC) had such underlying mutual fund options been available in the variable account for the periods quoted. THE CDSC IS NOT REFLECTED BECAUSE THE CONTRACTS ARE DESIGNED FOR LONG TERM INVESTMENT. THE CDSC, IF REFLECTED, WOULD DECREASE THE LEVEL OF PERFORMANCE SHOWN. AN INITIAL INVESTMENT OF $10,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.


The standardized average annual total return and nonstandardized total return quotations reflected below are calculated as described in this section using underlying mutual fund performance for the period ended December 31, 1999. However, Nationwide generally provides performance quotations on a more frequent basis, the results of which could reflect better or worse results than show below. The quotations and other comparative material advertised by Nationwide are based upon historical earnings and are not intended to represent or guarantee future results. A contract owner's contract value at redemption may be more or less than the original cost.

If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is non-annualized.


ANNUITY PAYMENTS

See "Distribution of Participant Accounts (Retirement Period)" located in the prospectus.

                           Independent Auditors' Report
                           ---------------------------

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of NACo Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of NACo Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000

================================================================================


                             NACo VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 1999



Assets:

   Investments at market value:

      American Century: Income & Growth Fund (ACIncGro)
         327,908 shares (cost $10,035,374) .................................................................  $  11,165,271

      American Century: Twentieth Century Growth Fund (ACTCGro)
         5,237,248 shares (cost $118,688,077) ..............................................................    169,058,369

      American Century: Twentieth Century International Discovery Fund
         (ACTCIntDis) 860,837 shares (cost $13,733,472)....................................................      14,771,961

      American Century: Twentieth Century Ultra Fund, Inc. (ACTCUltra)
         11,536,275 shares (cost $359,586,142) .............................................................    528,130,674

      The Bond Fund of AmericaSM, Inc. (BdFdAm)
         1,336,676 shares (cost $18,321,658) ...............................................................     17,350,054

      Brown Capital Management - Small Company Fund (BrnCapSmCo)
         17,398 shares (cost $451,080) .....................................................................        499,311

      Dreyfus Appreciation Fund, Inc. (DryApp)
         112,258 shares (cost $4,894,398) ..................................................................      5,133,536

      Dreyfus Premier Midcap Stock - Class A (DryPreMCap)
         26,939 shares (cost $442,651) .....................................................................        485,983

      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         6,821,850 shares (cost $71,028,724) ...............................................................     99,257,922

      Evergreen Income and Growth Fund - Class Y (EvIncGro)
         139,498 shares (cost $2,839,391) ..................................................................      3,121,958

      Federated Investment Series Fund, Inc. -
         Federated Bond Fund - Class F (FedBdFd)
         68,649 shares (cost $620,427) .....................................................................        619,218

      Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional shares (FedUSGvt)
         1,067,372 shares (cost $11,418,196) ...............................................................     11,047,299

      Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA)
         52,029 shares (cost $2,579,667) ...................................................................      2,401,661

      Fidelity Advisor High Yield Fund - Class T (FAHiYld)
         92,669 shares (cost $1,050,420) ...................................................................      1,053,650

      Fidelity Capital & Income Fund (FidCapInc)
         272,398 shares (cost $2,471,759) ..................................................................      2,530,580

      Fidelity Contrafund (FidContr)
         10,272,213 shares (cost $475,808,705) .............................................................    616,538,251

      Fidelity Equity-Income Fund (FidEqInc)
         7,249,331 shares (cost $302,312,986) ..............................................................    387,694,230

      Fidelity Magellan(R)Fund (FidMgln)
         1,790,739 shares (cost $169,929,993) ..............................................................    244,668,721

      Fidelity OTC Portfolio (FidOTC)
         2,231,997 shares (cost $103,539,104) ..............................................................    151,708,846



      Fidelity Puritan(R) Fund (FidPurtn)
         2,457,388 shares (cost $45,838,681) ...............................................................     46,764,093

      INVESCO Dynamics Fund, Inc. (InvDynam)
         1,235,300 shares (cost $26,311,702) ...............................................................     31,944,860

      INVESCO Total Return Fund (InvTotRet)
         40,561 shares (cost $1,283,988) ...................................................................      1,174,643

      The Investment Company of America(R)(InvCoAm)
         3,633,045 shares (cost $94,489,767) ...............................................................    117,928,625

      MAS Funds - Fixed Income Portfolio (MASFIP)
         491,085 shares (cost $5,782,229) ..................................................................      5,347,920

      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         1,152,714 shares (cost $14,414,835) ...............................................................     23,434,670

      MFS(R)Growth Opportunities Fund - Class A (MFSGrOpp)
         1,214,157 shares (cost $15,597,079) ...............................................................     23,153,980

      MFS(R)High Income Fund - Class A (MFSHiInc)
         3,399,270 shares (cost $17,379,866) ...............................................................     16,962,358

      Morgan Stanley Institutional Fund, Inc. -
         Equity Growth Portfolio - Class B (MSIEqGroB)
         64,286 shares (cost $1,452,773) ...................................................................      1,600,720

      NAAT - The Aggressive Portfolio (NAATAggr)
         339,690 shares (cost $3,857,956) ..................................................................      4,765,847

      NAAT - The Conservative Portfolio (NAATCons)
         147,609 shares (cost $1,595,839) ..................................................................      1,613,362

      NAAT - The Moderate Portfolio (NAATMod)
         346,302 shares (cost $3,897,803) ..................................................................      4,456,903

      NAAT - The Moderately Aggressive Portfolio (NAATModAgg)
         375,878 shares (cost $4,254,933) ..................................................................      5,006,699

      NAAT - The Moderately Conservative Portfolio (NAATModCon)
         148,133 shares (cost $1,672,252) ..................................................................      1,777,601

      Nationwide(R) Fund - Class D (NWFund)
         6,780,029 shares (cost $183,437,918) ..............................................................    203,400,863

      Nationwide(R) Growth Fund - Class D (NWGroFd)
         524,480 shares (cost $6,930,999) ..................................................................      9,136,441

      Nationwide(R)Money Market Fund (NWMyMkt)
         94,350,161 shares (cost $94,350,161) ..............................................................     94,350,161

      Nationwide(R) S&P 500 Index Fund - Class Y (NWIndxFdY)
         644,314 shares (cost $7,601,951) ..................................................................      8,266,553

      Nationwide(R) Separate Account Trust - Income Fund (NSATInc)
         8,006 shares (cost $78,092) .......................................................................         76,857

      Nationwide(R) Separate Account Trust - Small Company Fund (NSATSmCo)
         262,616 shares (cost $4,514,677) ..................................................................      5,809,076

      Neuberger & Berman Equity Funds (R)- Guardian Fund (NBGuard)
         1,991,499 shares (cost $48,520,175) ...............................................................     36,842,740

      Neuberger & Berman Equity Trust (R)- Partners Trust (NBPartTr)
         10,703 shares (cost $203,818) .....................................................................        192,440

      Prestige Balanced Fund - Class Y (PrBalY)
         61,843 shares (cost $681,557) .....................................................................        693,880

      Prestige International Fund - Class Y (PrIntY)
         27,851 shares (cost $306,910) .....................................................................        351,475

                                                                     (Continued)

                             NACo VARIABLE ACCOUNT

     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

      Prestige Large Cap Growth Fund - Class Y (PrLgCapGrY)
         160,043 shares (cost $2,093,597) ..................................................................      2,469,457

      Prestige Large Cap Value Fund - Class Y (PrLgCpValY)
         50,016 shares (cost $545,652) .....................................................................        498,662

      Prestige Small Cap Fund - Class Y (PrSmCapY)
         64,488 shares (cost $711,855) .....................................................................        823,506

      Oppenheimer Global Fund - Class A (OppGlob)
         67,729 shares (cost $3,800,795) ...................................................................      4,236,454

      Putnam Investors Fund - Class A (PutInvFd)
         9,059,511 shares (cost $112,433,642) ..............................................................    173,489,632

      Putnam Voyager Fund - Class A (PutVoyFd)
         14,938,988 shares (cost $277,404,396) .............................................................    462,511,081

      SEI Index Funds - S&P 500 Index Portfolio (SEI500lx)
         4,293,871 shares (cost $145,660,479) ..............................................................    195,371,131

      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         2,243,519 shares (cost $15,138,303) ...............................................................     19,339,134

      Short-Term Investments Trust - Treasury Portfolio -
         Institutional Class (AIMTreas)
         10,600,232 shares (cost $10,600,232) ..............................................................     10,600,232

      T. Rowe Price International Funds, Inc. -
         International Stock Fund(R) (TRIntStk)
         2,295,778 shares (cost $37,100,072) ...............................................................     43,688,649

      Templeton Foreign Fund - Class I (TemForFd)
         5,130,396 shares (cost $51,029,491) ...............................................................     57,563,043

      Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
         19,842 shares (cost $962,346) .....................................................................        989,304
                                                                                                              -------------
            Total investments ..............................................................................  3,883,870,547

   Accounts receivable .....................................................................................         93,361
                                                                                                              -------------
            Total assets ...................................................................................  3,883,963,908

Accounts payable ...........................................................................................         18,314
                                                                                                              -------------
Contract owners' equity (note 4) ...........................................................................$ 3,883,945,594
                                                                                                              =============

                 See accompanying notes to financial statements.


NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
STATEMENTS OF OPERATIONS
Years Ended December 31,1999 and 1998
                                                            Total                                ACIncGro
                                             ----------------------------------    ----------------------------------
                                                   1999               1998               1999               1998
                                             ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ...................   $    26,546,750         22,484,700             79,286                444
  Mortality and expense charges (note 2) .              --           (3,554,254)              --                 --
  Administration charges (note 2):
          Tier I .........................              --           (1,559,810)              --                 --
          Tier II ........................              --             (515,929)              --                 --
          Tier III .......................              --             (265,349)              --                 --
          Tier IV ........................              --              (97,218)              --                 --
          Tier V .........................              --             (147,275)              --                 --
  Variable account fee (notes 2 and 5) ...       (24,765,341)       (13,305,516)           (39,403)               (81)
                                             ---------------    ---------------    ---------------    ---------------
     Net investment activity .............         1,781,409          3,039,349             39,883                363

  Proceeds from mutual fund shares sold ..       523,300,317        392,315,249            596,336             26,345
  Cost of mutual fund shares sold ........      (437,839,290)      (333,148,949)          (571,759)           (27,018)
                                             ---------------    ---------------    ---------------    ---------------
  Realized gain (loss) on investments ....        85,461,027         59,166,300             24,577               (673)
  Change in unrealized gain (loss)
     on investments ......................       396,438,611        270,062,812          1,127,920              1,976
                                             ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ......       481,899,638        329,229,112          1,152,497              1,303
                                             ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ...............       282,934,864        171,173,889              8,847              5,502
                                             ---------------    ---------------    ---------------    ---------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................       766,615,911        503,442,350          1,201,227              7,168
                                             ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
     contract owners .....................       544,310,028        514,486,655          4,466,796             37,805
  Transfers between funds ................              --                 --            5,774,285            180,005
  Redemptions ............................      (212,060,207)      (203,846,704)          (501,303)              (708)
  Adjustments to maintain reserves .......           179,831             23,483                 (8)              --
                                             ---------------    ---------------    ---------------    ---------------
       Net equity transactions ...........       332,429,652        310,663,434          9,739,770            217,102

Net change in contract owners' equity ....     1,099,045,563        814,105,784         10,940,997            224,270
Contract owners' equity beginning
  of year ................................     2,784,900,031      1,970,794,247            224,270               --
                                             ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of year ......   $ 3,883,945,594      2,784,900,031         11,165,267            224,270
                                             ===============    ===============    ===============    ===============



                                                             ACTCGro                              ACTCIntDis
                                                ----------------------------------    ----------------------------------
                                                       1999        1998                           1999        1998
                                                ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ...................      $          --                 --                 --                 --
  Mortality and expense charges (note 2) .                 --             (179,957)              --                 --
  Administration charges (note 2):
          Tier I .........................                 --              (70,783)              --                 --
          Tier II ........................                 --              (32,079)              --                 --
          Tier III .......................                 --              (13,379)              --                 --
          Tier IV ........................                 --               (6,026)              --                 --
          Tier V .........................                 --               (7,154)              --                 --
  Variable account fee (notes 2 and 5) ...           (1,127,812)          (641,402)           (20,653)              (135)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment activity .............           (1,127,812)          (950,780)           (20,653)              (135)

  Proceeds from mutual fund shares sold ..            7,116,475          9,205,534         47,628,795          2,273,724
  Cost of mutual fund shares sold ........           (5,315,417)        (7,522,277)       (44,335,389)        (2,261,430)
                                                ---------------    ---------------    ---------------    ---------------
  Realized gain (loss) on investments ....            1,801,058          1,683,257          3,293,406             12,294
  Change in unrealized gain (loss)
     on investments ......................           23,069,667         12,866,693          1,031,800              6,690
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ......           24,870,725         14,549,950          4,325,206             18,984
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ...............           19,148,648         21,486,036            729,314              3,509
                                                ---------------    ---------------    ---------------    ---------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................           42,891,561         35,085,206          5,033,867             22,358
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
     contract owners .....................            5,630,899          5,994,480          1,668,676              2,225
  Transfers between funds ................           (2,485,298)        (4,507,553)         7,551,114            664,695
  Redemptions ............................           (7,868,891)        (8,736,631)          (249,277)              --
  Adjustments to maintain reserves .......               34,064             13,926             78,434                 (6)
                                                ---------------    ---------------    ---------------    ---------------
       Net equity transactions ...........           (4,689,226)        (7,235,778)         9,048,947            666,914

Net change in contract owners' equity ....           38,202,335         27,849,428         14,082,814            689,272
Contract owners' equity beginning
  of year ................................          130,887,729        103,038,301            689,272               --
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of year ......      $   169,090,064        130,887,729         14,772,086            689,272
                                                ===============    ===============    ===============    ===============





                                                                     (Continued)



NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                         ACTCUltra                      BdFdAm
                                             -----------------------------    --------------------------
                                                  1999            1998            1999           1998
                                             -------------    ------------    -----------    -----------
Investment activity:
  Reinvested dividends ...................   $        --              --        1,242,830      1,142,666
  Mortality and expense charges (note 2) .            --          (392,873)          --          (26,239)
  Administration charges (note 2):
          Tier I .........................            --          (166,590)          --          (11,627)
          Tier II ........................            --           (57,840)          --           (4,000)
          Tier III .......................            --           (26,042)          --           (2,008)
          Tier IV ........................            --           (11,622)          --             (734)
          Tier V .........................            --           (18,904)          --             (941)
  Variable account fee (notes 2 and 5) ...      (3,202,805)     (1,538,264)      (144,668)       (97,237)
                                             -------------    ------------    -----------    -----------
     Net investment activity .............      (3,202,805)     (2,212,135)     1,098,162        999,880

  Proceeds from mutual fund shares sold ..      26,699,409      28,751,606      5,028,641      6,087,628
  Cost of mutual fund shares sold ........     (15,747,781)    (18,930,198)    (5,220,887)    (6,005,142)
                                             -------------    ------------    -----------    -----------
  Realized gain (loss) on investments ....      10,951,628       9,821,408       (192,246)        82,486
  Change in unrealized gain (loss)
     on investments ......................     125,102,740      41,854,943       (655,033)      (569,892)
                                             -------------    ------------    -----------    -----------
     Net gain (loss) on investments ......     136,054,368      51,676,351       (847,279)      (487,406)
                                             -------------    ------------    -----------    -----------
  Reinvested capital gains ...............      15,366,761      28,290,273           --          175,242
                                             -------------    ------------    -----------    -----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................     148,218,324      77,754,489        250,883        687,716
                                             -------------    ------------    -----------    -----------
Equity transactions:
  Purchase payments received from
     contract owners .....................      72,944,856      63,214,714      1,955,027      2,990,754
  Transfers between funds ................      (2,041,171)     (3,939,620)    (2,177,331)     1,549,434
  Redemptions ............................     (25,431,572)    (21,108,615)    (1,125,943)    (1,649,497)
  Adjustments to maintain reserves .......           9,140          18,989           (266)        (1,180)
                                             -------------    ------------    -----------    -----------
       Net equity transactions ...........      45,481,253      38,185,468     (1,348,513)     2,889,511

Net change in contract owners' equity ....     193,699,577     115,939,957     (1,097,630)     3,577,227
Contract owners' equity beginning
  of year ................................     334,432,418     218,492,461     18,447,060     14,869,833
                                             -------------    ------------    -----------    -----------
Contract owners' equity end of year .......  $ 528,131,995     334,432,418     17,349,430     18,447,060
                                             =============    ============    ===========    ===========

                                                     BrnCapSmCo               DryApp
                                                -------------------  ----------------------
                                                  1999       1998       1999        1998
                                                --------   --------  ----------    --------
Investment activity:
  Reinvested dividends ...................      $   --           -       25,354       1,129
  Mortality and expense charges (note 2) .          --           -         --          --
  Administration charges (note 2):
          Tier I .........................          --           -         --          --
          Tier II ........................          --           -         --          --
          Tier III .......................          --           -         --          --
          Tier IV ........................          --           -         --          --
          Tier V .........................          --           -         --          --
  Variable account fee (notes 2 and 5) ...          (333)        -      (20,046)        (82)
                                                --------   --------  ----------    --------
     Net investment activity .............          (333)        -        5,308       1,047

  Proceeds from mutual fund shares sold ..       207,941         -      624,261      15,886
  Cost of mutual fund shares sold ........      (211,353)        -     (595,895)    (16,044)
                                                --------   --------  ----------    --------
  Realized gain (loss) on investments ....        (3,412)        -       28,366        (158)
  Change in unrealized gain (loss)
     on investments ......................        48,230         -      233,919       5,218
                                                --------   --------  ----------    --------
     Net gain (loss) on investments ......        44,818         -      262,285       5,060
                                                --------         -   ----------    --------
  Reinvested capital gains ...............        27,315         -       33,450         333
                                                --------   --------  ----------    --------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................        71,800         -      301,043       6,440
                                                --------   --------  ----------    --------
Equity transactions:
  Purchase payments received from
     contract owners .....................        46,448         -    3,085,983       8,602
  Transfers between funds ................       383,838         -    1,836,194     231,592
  Redemptions ............................        (2,777)        -     (335,556)       (712)
  Adjustments to maintain reserves .......           (37)        -          (20)         62
                                                --------   --------  ----------    --------
       Net equity transactions ...........       427,472         -    4,586,601     239,544

Net change in contract owners' equity ....       499,272         -    4,887,644     245,984
Contract owners' equity beginning
  of year ................................          --           -      245,984        --
                                                --------   --------  ----------    --------
Contract owners' equity end of year ......      $499,272         -    5,133,628     245,984
                                                ========   ========  ==========    ========



NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                  DryPreMCap                  Dry3dCen
                                             --------------------    --------------------------
                                                1999        1998         1999           1998
                                             ---------    -------    -----------    -----------
Investment activity:
  Reinvested dividends ...................   $    --         --             --             --
  Mortality and expense charges (note 2) .        --         --             --          (94,256)
  Administration charges (note 2):
          Tier I .........................        --         --             --          (40,950)
          Tier II ........................        --         --             --          (14,527)
          Tier III .......................        --         --             --           (5,212)
          Tier IV ........................        --         --             --           (3,161)
          Tier V .........................        --         --             --           (4,202)
  Variable account fee (notes 2 and 5) ...      (1,898)        (1)      (497,195)      (326,513)
     Net investment activity .............      (1,898)        (1)      (497,195)      (488,821)

  Proceeds from mutual fund shares sold ..     709,972        629      4,010,352      4,950,188
  Cost of mutual fund shares sold ........    (695,225)      (624)    (2,536,557)    (3,505,619)
                                             ---------    -------    -----------    -----------
  Realized gain (loss) on investments ....      14,747          5      1,473,795      1,444,569
  Change in unrealized gain (loss)
     on investments ......................      42,817        516     12,837,989      7,872,216
                                             ---------    -------    -----------    -----------
     Net gain (loss) on investments ......      57,564        521     14,311,784      9,316,785
                                             ---------    -------    -----------    -----------
  Reinvested capital gains ...............      11,891       --        8,333,008      7,036,470
                                             ---------    -------    -----------    -----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................      67,557        520     22,147,597     15,864,434
                                             ---------    -------    -----------    -----------
Equity transactions:
  Purchase payments received from
     contract owners .....................     273,453      4,062     12,071,965     11,631,807
  Transfers between funds ................     140,050     34,143     (1,520,857)    (2,330,389)
  Redemptions ............................     (33,802)      --       (5,601,111)    (5,586,763)
  Adjustments to maintain reserves .......         (11)      --            7,090          2,387
                                             ---------    -------    -----------    -----------
       Net equity transactions ...........     379,690     38,205      4,957,087      3,717,042

Net change in contract owners' equity ....     447,247     38,725     27,104,684     19,581,476
Contract owners' equity beginning
  of year ................................      38,725       --       72,154,189     52,572,713
                                             ---------    -------    -----------    -----------
Contract owners' equity end of year ......   $ 485,972     38,725     99,258,873     72,154,189
                                             =========    =======    ===========    ===========

                                                       EvIncGro                     FedBdFd
                                                ------------------------    ----------------------
                                                   1999           1998          1999        1998
                                                ----------    ----------    ----------    --------
Investment activity:
  Reinvested dividends ...................      $  154,336       155,447        40,648         351
  Mortality and expense charges (note 2) .            --          (6,617)         --          --
  Administration charges (note 2):
          Tier I .........................            --          (2,761)         --          --
          Tier II ........................            --            (830)         --          --
          Tier III .......................            --            (380)         --          --
          Tier IV ........................            --            (272)         --          --
          Tier V .........................            --            (359)         --          --
  Variable account fee (notes 2 and 5) ...         (24,881)      (18,456)       (3,582)        (39)
     Net investment activity .............         129,455       125,772        37,066         312

  Proceeds from mutual fund shares sold ..         693,805       881,407     3,828,161       2,020
  Cost of mutual fund shares sold ........        (626,974)     (748,521)   (3,880,638)     (2,007)
                                                ----------    ----------    ----------    --------
  Realized gain (loss) on investments ....          66,831       132,886       (52,477)         13
  Change in unrealized gain (loss)
     on investments ......................         204,223      (596,560)       (3,007)      1,798
                                                ----------    ----------    ----------    --------
     Net gain (loss) on investments ......         271,054      (463,674)      (55,484)      1,811
                                                ----------    ----------    ----------    --------
  Reinvested capital gains ...............          54,449       306,142          --          --
                                                ----------    ----------    ----------    --------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................         454,958       (31,760)      (18,418)      2,123
                                                ----------    ----------    ----------    --------
Equity transactions:
  Purchase payments received from
     contract owners .....................         120,351       148,998       182,281       2,112
  Transfers between funds ................        (540,995)     (441,510)      289,084     268,603
  Redemptions ............................        (184,560)     (446,480)     (106,567)       --
  Adjustments to maintain reserves .......              69            (8)          (18)         (1)
                                                ----------    ----------    ----------    --------
       Net equity transactions ...........        (605,135)     (739,000)      364,780     270,714

Net change in contract owners' equity ....        (150,177)     (770,760)      346,362     272,837
Contract owners' equity beginning
  of year ................................       3,272,145     4,042,905       272,837        --
                                                ----------    ----------    ----------    --------
Contract owners' equity end of year ......      $3,121,968     3,272,145       619,199     272,837
                                                ==========    ==========    ==========    ========









                                                                     (Continued)

NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                        FedUSGvt                        FAGrOppA
                                             ----------------------------    ----------------------------
                                                  1999           1998            1999             1998
                                             ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ...................   $    536,759         332,531          22,694             359
  Mortality and expense charges (note 2) .           --            (7,646)           --              --
  Administration charges (note 2):
          Tier I .........................           --            (3,257)           --              --
          Tier II ........................           --            (1,064)           --              --
          Tier III .......................           --              (399)           --              --
          Tier IV ........................           --              (291)           --              --
          Tier V .........................           --              (392)           --              --
  Variable account fee (notes 2 and 5) ...        (90,999)        (40,914)         (9,180)             (9)
                                             ------------    ------------    ------------    ------------
     Net investment activity .............        445,760         278,568          13,514             350

  Proceeds from mutual fund shares sold ..      8,705,464       8,151,240         300,254              44
  Cost of mutual fund shares sold ........     (8,894,755)     (8,018,807)       (295,240)            (47)
                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....       (189,291)        132,433           5,014              (3)
  Change in unrealized gain (loss)
     on investments ......................       (407,684)          3,827        (179,430)          1,423
                                             ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......       (596,975)        136,260        (174,416)          1,420
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains ...............           --              --           219,142           1,268
                                             ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................       (151,215)        414,828          58,240           3,038
                                             ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners .....................      2,043,150       1,472,004       1,607,253          35,636
  Transfers between funds ................       (119,229)      4,957,619         790,645          48,957
  Redemptions ............................     (1,361,890)       (506,258)       (142,109)           --
  Adjustments to maintain reserves .......            583            (132)            (27)              2
                                             ------------    ------------    ------------    ------------
       Net equity transactions ...........        562,614       5,923,233       2,255,762          84,595

Net change in contract owners' equity ....        411,399       6,338,061       2,314,002          87,633
Contract owners' equity beginning
  of year ................................     10,635,768       4,297,707          87,633            --
                                             ------------    ------------    ------------    ------------
Contract owners' equity end of year ......   $ 11,047,167      10,635,768       2,401,635          87,633
                                             ============    ============    ============    ============



                                                          FAHiYld                        FidCapInc
                                                ----------------------------    ----------------------------
                                                     1999            1998            1999           1998
                                                ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ...................      $     56,076           1,437         213,942         246,552
  Mortality and expense charges (note 2) .              --              --              --            (4,504)
  Administration charges (note 2):
          Tier I .........................              --              --              --            (1,630)
          Tier II ........................              --              --              --              (466)
          Tier III .......................              --              --              --              (651)
          Tier IV ........................              --              --              --              (216)
          Tier V .........................              --              --              --              (146)
  Variable account fee (notes 2 and 5) ...            (4,343)             (4)        (19,794)        (13,938)
                                                ------------    ------------    ------------    ------------
     Net investment activity .............            51,733           1,433         194,148         225,001

  Proceeds from mutual fund shares sold ..         9,225,774            --           330,023         270,209
  Cost of mutual fund shares sold ........        (9,223,148)           --          (237,631)       (184,125)
                                                ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....             2,626            --            92,392          86,084
  Change in unrealized gain (loss)
     on investments ......................             3,933            (703)        (90,807)       (271,370)
                                                ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......             6,559            (703)          1,585        (185,286)
                                                ------------    ------------    ------------    ------------
  Reinvested capital gains ...............              --              --           102,346          67,370
                                                ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................            58,292             730         298,079         107,085
                                                ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners .....................           290,515          40,397            (229)           --
  Transfers between funds ................           699,340          21,397        (171,135)       (164,193)
  Redemptions ............................           (57,008)           --          (112,538)        (84,204)
  Adjustments to maintain reserves .......              (107)            (10)         (1,709)           (323)
                                                ------------    ------------    ------------    ------------
       Net equity transactions ...........           932,740          61,784        (285,611)       (248,720)

Net change in contract owners' equity ....           991,032          62,514          12,468        (141,635)
Contract owners' equity beginning
  of year ................................            62,514            --         2,516,385       2,658,020
                                                ------------    ------------    ------------    ------------
Contract owners' equity end of year ......      $  1,053,546          62,514       2,528,853       2,516,385
                                                ============    ============    ============    ============




NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                         FidContr                            FidEqInc
                                             ------------------------------    ------------------------------
                                                      1999        1998               1999            1998
                                             -------------    -------------    -------------    -------------
Investment activity:
  Reinvested dividends ...................   $   2,454,061        2,236,508        5,536,617        5,838,731
  Mortality and expense charges (note 2) .            --           (567,716)            --           (623,980)
  Administration charges (note 2):
          Tier I .........................            --           (257,062)            --           (255,098)
          Tier II ........................            --            (84,899)            --            (88,544)
          Tier III .......................            --            (40,425)            --            (58,706)
          Tier IV ........................            --            (16,521)            --            (13,364)
          Tier V .........................            --            (20,187)            --            (29,581)
  Variable account fee (notes 2 and 5) ...      (4,246,797)      (2,165,720)      (3,150,562)      (2,091,065)
                                             -------------    -------------    -------------    -------------
     Net investment activity .............      (1,792,736)        (916,022)       2,386,055        2,678,393

  Proceeds from mutual fund shares sold ..      11,653,668       15,434,546       38,397,876       26,824,126
  Cost of mutual fund shares sold ........      (6,089,703)      (9,424,899)     (16,376,645)     (11,951,004)
                                             -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ....       5,563,965        6,009,647       22,021,231       14,873,122
  Change in unrealized gain (loss)
     on investments ......................      23,497,302       66,478,467      (35,317,697)       6,919,838
                                             -------------    -------------    -------------    -------------
     Net gain (loss) on investments ......      29,061,267       72,488,114      (13,296,466)      21,792,960
                                             -------------    -------------    -------------    -------------
  Reinvested capital gains ...............      89,253,904       31,423,956       34,520,178       16,288,417
                                             -------------    -------------    -------------    -------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................     116,522,435      102,996,048       23,609,767       40,759,770
                                             -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
     contract owners .....................      82,805,250       79,879,267       39,142,310       52,962,098
  Transfers between funds ................      (9,183,736)     (17,451,214)     (41,041,314)     (28,286,291)
  Redemptions ............................     (30,247,831)     (29,789,009)     (25,500,837)     (27,397,650)
  Adjustments to maintain reserves .......          11,674           12,693           25,353           29,492
                                             -------------    -------------    -------------    -------------
       Net equity transactions ...........      43,385,357       32,651,737      (27,374,488)      (2,692,351)

Net change in contract owners' equity ....     159,907,792      135,647,785       (3,764,721)      38,067,419
Contract owners' equity beginning
  of year ................................     456,635,655      320,987,870      391,476,242      353,408,823
                                             -------------    -------------    -------------    -------------
Contract owners' equity end of year ......   $ 616,543,447      456,635,655      387,711,521      391,476,242
                                             =============    =============    =============    =============

                                                            FidMgIn                          FidOTC
                                                ------------------------------    ------------------------------
                                                      1999            1998            1999               1998
                                                -------------    -------------    -------------    -------------
Investment activity:
  Reinvested dividends ...................      $   1,216,009          930,422             --               --
  Mortality and expense charges (note 2) .               --           (222,583)            --            (56,312)
  Administration charges (note 2):
          Tier I .........................               --           (105,291)            --            (23,953)
          Tier II ........................               --            (32,343)            --             (7,847)
          Tier III .......................               --            (16,644)            --             (3,832)
          Tier IV ........................               --             (5,847)            --             (1,682)
          Tier V .........................               --             (6,842)            --             (2,788)
  Variable account fee (notes 2 and 5) ...         (1,704,233)        (847,662)        (604,568)        (210,461)
                                                -------------    -------------    -------------    -------------
     Net investment activity .............           (488,224)        (306,790)        (604,568)        (306,875)

  Proceeds from mutual fund shares sold ..          7,167,833        9,672,893       10,613,809       15,450,608
  Cost of mutual fund shares sold ........         (3,782,036)      (6,581,476)      (6,697,393)     (13,562,267)
                                                -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ....          3,385,797        3,091,417        3,916,416        1,888,341
  Change in unrealized gain (loss)
     on investments ......................         22,537,167       32,004,034       39,741,704        8,846,107
                                                -------------    -------------    -------------    -------------
     Net gain (loss) on investments ......         25,922,964       35,095,451       43,658,120       10,734,448
                                                -------------    -------------    -------------    -------------
  Reinvested capital gains ...............         18,323,094        7,068,356        9,273,940        2,313,154
                                                -------------    -------------    -------------    -------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................         43,757,834       41,857,017       52,327,492       12,740,727
                                                -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
     contract owners .....................         31,113,784       25,865,178       19,026,005       10,449,632
  Transfers between funds ................          6,095,136       (3,113,052)      38,990,782       (3,408,227)
  Redemptions ............................        (12,342,741)     (12,944,049)      (5,924,138)      (3,999,975)
  Adjustments to maintain reserves .......              6,235          (71,487)           3,219              966
                                                -------------    -------------    -------------    -------------
       Net equity transactions ...........         24,872,414        9,736,590       52,095,868        3,042,396

Net change in contract owners' equity ....         68,630,248       51,593,607      104,423,360       15,783,123
Contract owners' equity beginning
  of year ................................        176,040,685      124,447,078       47,287,448       31,504,325
                                                -------------    -------------    -------------    -------------
Contract owners' equity end of year ......      $ 244,670,933      176,040,685      151,710,808       47,287,448
                                                =============    =============    =============    =============


                                                                     (Continued)


NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                        FidPurtn                       InvDynam
                                             ----------------------------    ----------------------------
                                                      1999        1998            1999            1998
                                             ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ...................   $  1,491,733       1,252,746            --              --
  Mortality and expense charges (note 2) .           --           (56,845)           --              --
  Administration charges (note 2):
          Tier I .........................           --           (27,997)           --              --
          Tier II ........................           --            (8,254)           --              --
          Tier III .......................           --            (3,757)           --              --
          Tier IV ........................           --            (1,311)           --              --
          Tier V .........................           --            (1,765)           --              --
  Variable account fee (notes 2 and 5) ...       (390,268)       (221,557)        (44,068)            (95)
                                             ------------    ------------    ------------    ------------
     Net investment activity .............      1,101,465         931,260         (44,068)            (95)

  Proceeds from mutual fund shares sold ..      4,628,657       2,131,440      10,736,763       1,301,233
  Cost of mutual fund shares sold ........     (3,737,817)     (1,598,513)    (10,048,155)     (1,266,821)
                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....        890,840         532,927         688,608          34,412
  Change in unrealized gain (loss)
     on investments ......................     (3,391,079)      1,030,514       5,616,157          17,001
                                             ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......     (2,500,239)      1,563,441       6,304,765          51,413
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains ...............      2,286,159       2,946,910       1,099,118           2,534
                                             ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................        887,385       5,441,611       7,359,815          53,852
                                             ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners .....................      8,533,678       9,462,437       6,238,534          10,168
  Transfers between funds ................     (2,979,275)        103,927      18,726,120         327,335
  Redemptions ............................     (3,507,673)     (2,850,985)       (763,887)         (5,593)
  Adjustments to maintain reserves .......            756            (192)         (2,309)             (2)
                                             ------------    ------------    ------------    ------------
       Net equity transactions ...........      2,047,486       6,715,187      24,198,458         331,908

Net change in contract owners' equity ....      2,934,871      12,156,798      31,558,273         385,760
Contract owners' equity beginning
  of year ................................     43,829,300      31,672,502         385,760            --
                                             ------------    ------------    ------------    ------------
Contract owners' equity end of year ......   $ 46,764,171      43,829,300      31,944,033         385,760
                                             ============    ============    ============    ============


                                                          InvTotRet                        InvCoAm
                                                ----------------------------    ----------------------------
                                                     1999           1998             1999        1998
                                                ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ...................      $     23,552              18       1,635,831       1,361,576
  Mortality and expense charges (note 2) .              --              --              --          (127,492)
  Administration charges (note 2):
          Tier I .........................              --              --              --           (61,970)
          Tier II ........................              --              --              --           (20,869)
          Tier III .......................              --              --              --            (8,660)
          Tier IV ........................              --              --              --            (2,452)
          Tier V .........................              --              --              --            (3,596)
  Variable account fee (notes 2 and 5) ...            (5,189)             (6)       (877,592)       (480,021)
                                                ------------    ------------    ------------    ------------
     Net investment activity .............            18,363              12         758,239         656,516

  Proceeds from mutual fund shares sold ..           577,480             902       3,456,134       5,236,900
  Cost of mutual fund shares sold ........          (575,369)           (922)     (2,002,594)     (3,162,290)
                                                ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....             2,111             (20)      1,453,540       2,074,610
  Change in unrealized gain (loss)
     on investments ......................          (109,718)            372       3,149,675       5,634,104
                                                ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......          (107,607)            352       4,603,215       7,708,714
                                                ------------    ------------    ------------    ------------
  Reinvested capital gains ...............            42,694             169      10,017,728       8,097,523
                                                ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................           (46,550)            533      15,379,182      16,462,753
                                                ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners .....................           596,853           7,759      14,401,863      14,349,438
  Transfers between funds ................           622,840          18,364         173,915        (404,166)
  Redemptions ............................           (25,158)           --        (6,531,962)     (8,056,668)
  Adjustments to maintain reserves .......               (70)              3           3,307           1,469
                                                ------------    ------------    ------------    ------------
       Net equity transactions ...........         1,194,465          26,126       8,047,123       5,890,073

Net change in contract owners' equity ....         1,147,915          26,659      23,426,305      22,352,826
Contract owners' equity beginning
  of year ................................            26,659            --        94,504,873      72,152,047
                                                ------------    ------------    ------------    ------------
Contract owners' equity end of year ......      $  1,174,574          26,659     117,931,178      94,504,873
                                                ============    ============    ============    ============


NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                        MASFIP                      MFSGrStk
                                             --------------------------    --------------------------
                                                  1999           1998          1999           1998
                                             -----------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends ...................   $   385,496        271,659           --            5,594
  Mortality and expense charges (note 2) .          --           (5,072)          --          (23,366)
  Administration charges (note 2):
          Tier I .........................          --           (2,754)          --           (9,627)
          Tier II ........................          --             (559)          --           (3,392)
          Tier III .......................          --             (163)          --           (2,067)
          Tier IV ........................          --             (129)          --             (592)
          Tier V .........................          --             (216)          --           (1,051)
  Variable account fee (notes 2 and 5) ...       (47,703)       (26,138)      (149,912)       (83,926)
                                             -----------    -----------    -----------    -----------
     Net investment activity .............       337,793        236,628       (149,912)      (118,427)

  Proceeds from mutual fund shares sold ..     2,629,141      1,963,455      1,234,577      1,175,245
  Cost of mutual fund shares sold ........    (2,790,986)    (1,950,478)      (767,050)      (920,701)
                                             -----------    -----------    -----------    -----------
  Realized gain (loss) on investments ....      (161,845)        12,977        467,527        254,544
  Change in unrealized gain (loss)
     on investments ......................      (265,945)      (162,941)     4,409,901      3,371,434
                                             -----------    -----------    -----------    -----------
     Net gain (loss) on investments ......      (427,790)      (149,964)     4,877,428      3,625,978
                                             -----------    -----------    -----------    -----------
  Reinvested capital gains ...............          --          144,946      1,718,393      1,391,598
                                             -----------    -----------    -----------    -----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................       (89,997)       231,610      6,445,909      4,899,149
                                             -----------    -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
     contract owners .....................       966,791      1,773,192      1,169,203      1,282,347
  Transfers between funds ................      (881,490)     1,608,708       (670,476)      (398,976)
  Redemptions ............................      (653,714)      (303,932)      (994,772)    (1,113,949)
  Adjustments to maintain reserves .......           398            644            615            331
                                             -----------    -----------    -----------    -----------
       Net equity transactions ...........      (568,015)     3,078,612       (495,430)      (230,247)

Net change in contract owners 'equity ....      (658,012)     3,310,222      5,950,479      4,668,902
Contract owners' equity beginning
  of year ................................     6,005,900      2,695,678     17,484,415     12,815,513
                                             -----------    -----------    -----------    -----------
Contract owners' equity end of year ......   $ 5,347,888      6,005,900     23,434,894     17,484,415
                                             ===========    ===========    ===========    ===========


                                                         MFSGrOpp                      MFSHiInc
                                               --------------------------    --------------------------
                                                   1999           1998           1999             1998
                                               -----------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends ...................            --             --        1,668,293      1,505,064
  Mortality and expense charges (note 2) .            --          (28,712)          --          (27,020)
  Administration charges (note 2):
          Tier I .........................            --          (12,308)          --          (11,010)
          Tier II ........................            --           (4,337)          --           (3,623)
          Tier III .......................            --           (2,562)          --           (2,066)
          Tier IV ........................            --             (769)          --             (722)
          Tier V .........................            --           (1,026)          --           (1,503)
  Variable account fee (notes 2 and 5) ...     $  (155,377)       (98,246)      (144,126)       (98,576)
                                               -----------    -----------    -----------    -----------
     Net investment activity .............        (155,377)      (147,960)     1,524,167      1,360,544

  Proceeds from mutual fund shares sold ..       1,927,230      1,304,849     13,511,879     10,536,849
  Cost of mutual fund shares sold ........      (1,294,574)      (897,706)   (14,762,009)   (10,475,518)
                                               -----------    -----------    -----------    -----------
  Realized gain (loss) on investments ....         632,656        407,143     (1,250,130)        61,331
  Change in unrealized gain (loss)
     on investments ......................       3,066,321      1,993,542        839,491     (1,449,403)
                                               -----------    -----------    -----------    -----------
     Net gain (loss) on investments ......       3,698,977      2,400,685       (410,639)    (1,388,072)
                                               -----------    -----------    -----------    -----------
  Reinvested capital gains ...............       2,084,199      2,047,635           --             --
                                               -----------    -----------    -----------    -----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................       5,627,799      4,300,360      1,113,528        (27,528)
                                               -----------    -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
     contract owners .....................         228,670        247,604      2,254,254      4,666,502
  Transfers between funds ................        (555,154)      (265,357)    (3,961,948)     1,600,902
  Redemptions ............................      (1,371,884)    (1,018,457)    (1,330,787)    (1,732,097)
  Adjustments to maintain reserves .......           7,068            152         (1,799)        (6,328)
                                               -----------    -----------    -----------    -----------
       Net equity transactions ...........      (1,691,300)    (1,036,058)    (3,040,280)     4,528,979

Net change in contract owners' equity ....       3,936,499      3,264,302     (1,926,752)     4,501,451
Contract owners' equity beginning
  of year ................................      19,223,547     15,959,245     18,888,749     14,387,298
                                               -----------    -----------    -----------    -----------
Contract owners' equity end of year ......     $23,160,046     19,223,547     16,961,997     18,888,749
                                               ===========    ===========    ===========    ===========



                                                                     (Continued)

NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                       MSIEqGroB                    NAATAggr
                                             --------------------------    --------------------------
                                                 1999           1998           1999           1998
                                             -----------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends ...................   $        34             17          1,828            205
  Mortality and expense charges (note 2) .          --             --             --             (473)
  Administration charges (note 2):
          Tier I .........................          --             --             --             (175)
          Tier II ........................          --             --             --              (97)
          Tier III .......................          --             --             --               (7)
          Tier IV ........................          --             --             --               (6)
          Tier V .........................          --             --             --              (39)
  Variable account fee (notes 2 and 5) ...        (3,644)            (6)       (14,688)        (7,076)
                                             -----------    -----------    -----------    -----------
     Net investment activity .............        (3,610)            11        (12,860)        (7,668)

  Proceeds from mutual fund shares sold ..       455,884            748        755,809        320,989
  Cost of mutual fund shares sold ........      (415,751)          (742)      (717,368)      (312,762)
                                             -----------    -----------    -----------    -----------
  Realized gain (loss) on investments ....        40,133              6         38,441          8,227
  Change in unrealized gain (loss)
     on investments ......................       147,635            311        729,945        177,946
                                             -----------    -----------    -----------    -----------
     Net gain (loss) on investments ......       187,768            317        768,386        186,173
                                             -----------    -----------    -----------    -----------
  Reinvested capital gains ...............        89,414            555        102,825           --
                                             -----------    -----------    -----------    -----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................       273,572            883        858,351        178,505
                                             -----------    -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
     contract owners .....................       623,872          2,067      2,255,196      1,743,904
  Transfers between funds ................       711,190         24,165       (650,259)       636,159
  Redemptions ............................       (35,017)          --         (198,781)       (61,114)
  Adjustments to maintain reserves .......          (193)            10            305          3,646
                                             -----------    -----------    -----------    -----------
       Net equity transactions ...........     1,299,852         26,242      1,406,461      2,322,595

Net change in contract owners' equity ....     1,573,424         27,125      2,264,812      2,501,100
Contract owners' equity beginning
  of year ................................        27,125           --        2,501,100           --
                                             -----------    -----------    -----------    -----------
Contract owners' equity end of year ......   $ 1,600,549         27,125      4,765,912      2,501,100
                                             ===========    ===========    ===========    ===========


                                                         NAATCons                        NAATMod
                                                --------------------------    --------------------------
                                                    1999           1998           1999           1998
                                                -----------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends ...................      $    45,727          2,928         39,602          7,009
  Mortality and expense charges (note 2) .             --              (21)          --             (144)
  Administration charges (note 2):
          Tier I .........................             --               (2)          --              (89)
          Tier II ........................             --               (1)          --              (22)
          Tier III .......................             --             --             --               (2)
          Tier IV ........................             --             --             --               (1)
          Tier V .........................             --               (5)          --               (3)
  Variable account fee (notes 2 and 5) ...           (7,478)        (1,737)       (18,117)        (5,378)
                                                -----------    -----------    -----------    -----------
     Net investment activity .............           38,249          1,162         21,485          1,370

  Proceeds from mutual fund shares sold ..        1,387,770        507,051        614,197        223,358
  Cost of mutual fund shares sold ........       (1,347,433)      (505,316)      (581,873)      (231,762)
                                                -----------    -----------    -----------    -----------
  Realized gain (loss) on investments ....           40,337          1,735         32,324         (8,404)
  Change in unrealized gain (loss)
     on investments ......................          (27,984)        45,507        411,811        147,289
                                                -----------    -----------    -----------    -----------
     Net gain (loss) on investments ......           12,353         47,242        444,135        138,885
                                                -----------    -----------    -----------    -----------
  Reinvested capital gains ...............           13,965           --           45,894           --
                                                -----------    -----------    -----------    -----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................           64,567         48,404        511,514        140,255
                                                -----------    -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
     contract owners .....................          656,632        305,707      1,931,773      1,468,718
  Transfers between funds ................          135,732        694,651         41,219        740,919
  Redemptions ............................         (233,525)       (58,899)      (213,076)      (164,560)
  Adjustments to maintain reserves .......               99            (26)            78             69
                                                -----------    -----------    -----------    -----------
       Net equity transactions ...........          558,938        941,433      1,759,994      2,045,146

Net change in contract owners' equity ....          623,505        989,837      2,271,508      2,185,401
Contract owners' equity beginning
  of year ................................          989,837           --        2,185,401           --
                                                -----------    -----------    -----------    -----------
Contract owners' equity end of year ......      $ 1,613,342        989,837      4,456,909      2,185,401
                                                ===========    ===========    ===========    ===========


NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                       NAATModAgg                     NAATModCon
                                             ----------------------------    ----------------------------
                                                  1999            1998            1999            1998
                                             ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ...................   $     26,343           6,488          29,889           6,383
  Mortality and expense charges (note 2) .           --              (519)           --               (80)
  Administration charges (note 2):
          Tier I .........................           --              (353)           --               (32)
          Tier II ........................           --               (42)           --               (22)
          Tier III .......................           --               (31)           --                (7)
          Tier IV ........................           --                (1)           --              --
          Tier V .........................           --                (6)           --                (1)
  Variable account fee (notes 2 and 5) ...        (16,958)         (6,720)         (8,036)         (3,025)
                                             ------------    ------------    ------------    ------------
     Net investment activity .............          9,385          (1,184)         21,853           3,216

  Proceeds from mutual fund shares sold ..        464,206         269,868         947,020         521,818
  Cost of mutual fund shares sold ........       (436,124)       (272,261)       (892,360)       (530,663)
                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....         28,082          (2,393)         54,660          (8,845)
  Change in unrealized gain (loss)
     on investments ......................        611,898         139,867          49,372          55,977
                                             ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......        639,980         137,474         104,032          47,132
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains ...............         74,776            --            17,005            --
                                             ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................        724,141         136,290         142,890          50,348
                                             ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners .....................      2,199,590       1,713,467         640,598         388,620
  Transfers between funds ................        (77,702)        560,385         196,994         570,000
  Redemptions ............................       (145,030)       (104,241)       (182,747)        (29,257)
  Adjustments to maintain reserves .......            236              49             124              42
                                             ------------    ------------    ------------    ------------
       Net equity transactions ...........      1,977,094       2,169,660         654,969         929,405

Net change in contract owners' equity ....      2,701,235       2,305,950         797,859         979,753
Contract owners' equity beginning
  of year ................................      2,305,950            --           979,753            --
                                             ------------    ------------    ------------    ------------
Contract owners' equity end of year ......   $  5,007,185       2,305,950       1,777,612         979,753
                                             ============    ============    ============    ============


                                                          NWFund                          NWGroFd
                                                ----------------------------    ----------------------------
                                                    1999              1998          1999             1998
                                                ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ...................      $  1,583,187       1,347,907          15,858          10,180
  Mortality and expense charges (note 2) .              --          (181,761)           --           (13,561)
  Administration charges (note 2):
          Tier I .........................              --           (81,359)           --            (5,900)
          Tier II ........................              --           (24,501)           --            (2,556)
          Tier III .......................              --           (13,841)           --              (869)
          Tier IV ........................              --            (5,294)           --              (216)
          Tier V .........................              --            (7,330)           --              (547)
  Variable account fee (notes 2 and 5) ...        (1,279,088)       (809,923)        (69,781)        (45,450)
                                                ------------    ------------    ------------    ------------
     Net investment activity .............           304,099         223,898         (53,923)        (58,919)

  Proceeds from mutual fund shares sold ..        17,490,609       7,999,054         974,804         954,882
  Cost of mutual fund shares sold ........        (8,676,908)     (4,247,844)       (561,068)       (616,307)
                                                ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....         8,813,701       3,751,210         413,736         338,575
  Change in unrealized gain (loss)
     on investments ......................       (23,742,471)     22,649,562        (197,730)        942,443
                                                ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......       (14,928,770)     26,400,772         216,006       1,281,018
                                                ------------    ------------    ------------    ------------
  Reinvested capital gains ...............        12,958,953       7,747,144       1,117,169         443,703
                                                ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................        (1,665,718)     34,371,814       1,279,252       1,665,802
                                                ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners .....................        56,931,486      52,495,182         321,897         344,800
  Transfers between funds ................       (30,043,076)     33,595,689        (282,597)       (524,581)
  Redemptions ............................       (16,329,316)    (15,086,070)       (786,142)       (551,408)
  Adjustments to maintain reserves .......            12,870          12,173             241              93
                                                ------------    ------------    ------------    ------------
       Net equity transactions ...........        10,571,964      71,016,974        (746,601)       (731,096)

Net change in contract owners' equity ....         8,906,246     105,388,788         532,651         934,706
Contract owners' equity beginning
  of year ................................       194,495,092      89,106,304       8,603,832       7,669,126
                                                ------------    ------------    ------------    ------------
Contract owners' equity end of year ......      $203,401,338     194,495,092       9,136,483       8,603,832
                                                ============    ============    ============    ============





                                                                     (Continued)

NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                        NWMyMkt                        NWIndxFdY
                                             ----------------------------    ----------------------------
                                                 1999            1998            1999            1998
                                             ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ...................   $  3,276,959       2,595,204          38,415             775
  Mortality and expense charges (note 2) .           --           (81,562)           --              --
  Administration charges (note 2):
          Tier I .........................           --           (30,154)           --              --
          Tier II ........................           --            (9,901)           --              --
          Tier III .......................           --            (5,455)           --              --
          Tier IV ........................           --            (3,463)           --              --
          Tier V .........................           --            (5,380)           --              --
  Variable account fee (notes 2 and 5) ...       (401,097)       (276,482)        (27,057)           (144)
                                             ------------    ------------    ------------    ------------
     Net investment activity .............      2,875,862       2,182,807          11,358             631

  Proceeds from mutual fund shares sold ..     85,409,232      64,733,660       3,945,891         203,591
  Cost of mutual fund shares sold ........    (85,409,232)    (64,733,660)     (3,711,433)       (200,931)
                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....           --              --           234,458           2,660
  Change in unrealized gain (loss)
     on investments ......................           --              --           655,789           8,813
                                             ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......           --              --           890,247          11,473
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains ...............           --              --            12,833            --
                                             ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................      2,875,862       2,182,807         914,438          12,104
                                             ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners .....................      8,997,309       8,935,086       4,732,299          20,822
  Transfers between funds ................     29,856,570      15,995,607       2,592,634         281,573
  Redemptions ............................     (8,784,569)    (10,347,103)       (287,309)            (10)
  Adjustments to maintain reserves .......         15,383           4,712             (21)             (1)
                                             ------------    ------------    ------------    ------------
       Net equity transactions ...........     30,084,693      14,588,302       7,037,603         302,384

Net change in contract owners' equity ....     32,960,555      16,771,109       7,952,041         314,488
Contract owners' equity beginning
  of year ................................     61,394,874      44,623,765         314,488            --
                                             ------------    ------------    ------------    ------------
Contract owners' equity end of year ......   $ 94,355,429      61,394,874       8,266,529         314,488
                                             ============    ============    ============    ============

                                                          NSATInc                   NSATSmCo
                                                -----------------------  ----------------------------
                                                    1999         1998        1999              1998
                                                ------------  ---------  ------------    ------------
Investment activity:
  Reinvested dividends ...................      $      1,016         -           --              --
  Mortality and expense charges (note 2) .              --           -           --            (1,123)
  Administration charges (note 2):
          Tier I .........................              --           -           --              (449)
          Tier II ........................              --           -           --              (280)
          Tier III .......................              --           -           --               (45)
          Tier IV ........................              --           -           --               (26)
          Tier V .........................              --           -           --               (41)
  Variable account fee (notes 2 and 5) ...              (125)        -        (24,011)        (10,968)
                                                ------------  ---------  ------------    ------------
     Net investment activity .............               891         -        (24,011)        (12,932)

  Proceeds from mutual fund shares sold ..            17,396         -      2,975,466       4,312,495
  Cost of mutual fund shares sold ........           (17,523)        -     (2,539,664)     (4,520,280)
                                                ------------  ---------  ------------    ------------
  Realized gain (loss) on investments ....              (127)        -        435,802        (207,785)
  Change in unrealized gain (loss)
     on investments ......................            (1,234)        -      1,023,121         271,278
                                                ------------  ---------  ------------    ------------
     Net gain (loss) on investments ......            (1,361)        -      1,458,923          63,493
                                                ------------  ---------  ------------    ------------
  Reinvested capital gains ...............              --           -        223,101            --
                                                ------------  ---------  ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................              (470)        -      1,658,013          50,561
                                                ------------  ---------  ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners .....................            57,179         -      1,632,522       1,991,575
  Transfers between funds ................            31,744         -       (412,557)      1,247,455
  Redemptions ............................           (11,596)        -       (248,800)       (111,457)
  Adjustments to maintain reserves .......               (47)        -          1,018             762
                                                ------------  ---------  ------------    ------------
       Net equity transactions ...........            77,280         -        972,183       3,128,335

Net change in contract owners' equity ....            76,810         -      2,630,196       3,178,896
Contract owners' equity beginning

  of year ................................              --           -      3,178,896            --
                                                ------------  ---------  ------------    ------------
Contract owners' equity end of year ......      $     76,810         -      5,809,092       3,178,896
                                                ============  =========  ============    ============


NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                         NBGuard                          NBPartTr
                                             ----------------------------    ----------------------------
                                                 1999            1998             1999           1998
                                             ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ...................   $    293,138         226,684           1,776            --
  Mortality and expense charges (note 2) .           --           (71,447)           --              --
  Administration charges (note 2):
          Tier I .........................           --           (30,092)           --              --
          Tier II ........................           --           (10,176)           --              --
          Tier III .......................           --            (4,330)           --              --
          Tier IV ........................           --            (2,006)           --              --
          Tier V .........................           --            (3,918)           --              --
  Variable account fee (notes 2 and 5) ...       (294,361)       (216,169)         (1,126)            (40)
                                             ------------    ------------    ------------    ------------
     Net investment activity .............         (1,223)       (111,454)            650             (40)

  Proceeds from mutual fund shares sold ..      7,561,425       8,180,376         299,539          22,832
  Cost of mutual fund shares sold ........     (7,902,981)     (7,161,975)       (290,368)        (23,331)
                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....       (341,556)      1,018,401           9,171            (499)
  Change in unrealized gain (loss)
     on investments ......................     (5,263,063)     (6,007,812)        (11,074)           (304)
                                             ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......     (5,604,619)     (4,989,411)         (1,903)           (803)
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains ...............      8,385,434       5,801,836          11,681           1,489
                                             ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................      2,779,592         700,971          10,428             646
                                             ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners .....................      7,600,357      12,761,883          92,804           2,516
  Transfers between funds ................     (9,809,292)    (10,226,488)         44,497          46,543
  Redemptions ............................     (2,780,586)     (4,244,239)         (5,016)            (11)
  Adjustments to maintain reserves .......          1,093             586             (30)             34
                                             ------------    ------------    ------------    ------------
       Net equity transactions ...........     (4,988,428)     (1,708,258)        132,255          49,082

Net change in contract owners' equity ....     (2,208,836)     (1,007,287)        142,683          49,728
Contract owners' equity beginning
  of year ................................     39,051,746      40,059,033          49,728            --
                                             ------------    ------------    ------------    ------------
Contract owners' equity end of year ......   $ 36,842,910      39,051,746         192,411          49,728
                                             ============    ============    ============    ============

                                                           PrBalY                         PrIntY
                                                ----------------------------    ----------------------------
                                                    1999             1998             1999        1998
                                                ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ...................            12,608             237           1,377            --
  Mortality and expense charges (note 2) .              --              --              --              --
  Administration charges (note 2):
          Tier I .........................              --              --              --              --
          Tier II ........................              --              --              --              --
          Tier III .......................              --              --              --              --
          Tier IV ........................              --              --              --              --
          Tier V .........................              --              --              --              --
  Variable account fee (notes 2 and 5) ...      $     (2,544)            (51)         (1,161)             (1)
                                                ------------    ------------    ------------    ------------
     Net investment activity .............            10,064             186             216              (1)

  Proceeds from mutual fund shares sold ..           155,370           1,152          97,352           5,631
  Cost of mutual fund shares sold ........          (146,954)         (1,165)        (93,961)         (5,607)
                                                ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....             8,416             (13)          3,391              24
  Change in unrealized gain (loss)
     on investments ......................            10,761           1,562          44,514              51
                                                ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......            19,177           1,549          47,905              75
                                                ------------    ------------    ------------    ------------
  Reinvested capital gains ...............            11,885            --             2,912            --
                                                ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................            41,126           1,735          51,033              74
                                                ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners .....................           338,487           1,222         164,295           1,775
  Transfers between funds ................           258,120          68,896         134,239          23,003
  Redemptions ............................           (15,706)           --           (22,941)            (10)
  Adjustments to maintain reserves .......                (8)           --               (14)              8
                                                ------------    ------------    ------------    ------------
       Net equity transactions ...........           580,893          70,118         275,579          24,776

Net change in contract owners' equity ....           622,019          71,853         326,612          24,850
Contract owners' equity beginning
  of year ................................            71,853            --            24,850            --
                                                ------------    ------------    ------------    ------------
Contract owners' equity end of year ......      $    693,872          71,853         351,462          24,850
                                                ============    ============    ============    ============


                                                                     (Continued)

NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                     PrLgCapGrY                   PrLgCpValY
                                             --------------------------    --------------------------
                                                 1999           1998           1999           1998
                                             -----------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends ...................   $      --             --            2,314              9
  Mortality and expense charges (note 2) .          --             --             --             --
  Administration charges (note 2):
          Tier I .........................          --             --             --             --
          Tier II ........................          --             --             --             --
          Tier III .......................          --             --             --             --
          Tier IV ........................          --             --             --             --
          Tier V .........................          --             --             --             --
  Variable account fee (notes 2 and 5) ...        (4,278)           (20)        (1,385)            (1)
                                             -----------    -----------    -----------    -----------
     Net investment activity .............        (4,278)           (20)           929              8

  Proceeds from mutual fund shares sold ..       165,811            791        368,146           --
  Cost of mutual fund shares sold ........      (146,040)          (780)      (348,884)          --
                                             -----------    -----------    -----------    -----------
  Realized gain (loss) on investments ....        19,771             11         19,262           --
  Change in unrealized gain (loss)
     on investments ......................       373,062          2,799        (47,325)           336
                                             -----------    -----------    -----------    -----------
     Net gain (loss) on investments ......       392,833          2,810        (28,063)           336
                                             -----------    -----------    -----------    -----------
  Reinvested capital gains ...............        29,828           --            1,857           --
                                             -----------    -----------    -----------    -----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................       418,383          2,790        (25,277)           344
                                             -----------    -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
     contract owners .....................     1,251,518          3,245        341,541          2,581
  Transfers between funds ................       766,588         76,348        153,612         35,362
  Redemptions ............................       (49,414)          --           (9,498)          --
  Adjustments to maintain reserves .......           300              1             (4)            (2)
                                             -----------    -----------    -----------    -----------
       Net equity transactions ...........     1,968,992         79,594        485,651         37,941

Net change in contract owners' equity ....     2,387,375         82,384        460,374         38,285
Contract owners' equity beginning
  of year ................................        82,384           --           38,285           --
                                             -----------    -----------    -----------    -----------
Contract owners' equity end of year ......   $ 2,469,759         82,384        498,659         38,285
                                             ===========    ===========    ===========    ===========
                                                        PrSmCapY                      OppGlob
                                                --------------------------    --------------------------
                                                    1999            1998          1999          1998
                                                -----------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends ...................      $       813             20         19,606              2
  Mortality and expense charges (note 2) .             --             --             --             --
  Administration charges (note 2):
          Tier I .........................             --             --             --             --
          Tier II ........................             --             --             --             --
          Tier III .......................             --             --             --             --
          Tier IV ........................             --             --             --             --
          Tier V .........................             --             --             --             --
  Variable account fee (notes 2 and 5) ...           (2,430)            (8)        (6,322)            (5)
                                                -----------    -----------    -----------    -----------
     Net investment activity .............           (1,617)            12         13,284             (3)

  Proceeds from mutual fund shares sold ..          245,712         18,993      3,497,183         43,412
  Cost of mutual fund shares sold ........         (237,932)       (18,520)    (3,188,553)       (43,036)
                                                -----------    -----------    -----------    -----------
  Realized gain (loss) on investments ....            7,780            473        308,630            376
  Change in unrealized gain (loss)
     on investments ......................          109,939          1,713        435,420            240
                                                -----------    -----------    -----------    -----------
     Net gain (loss) on investments ......          117,719          2,186        744,050            616
                                                -----------    -----------    -----------    -----------
  Reinvested capital gains ...............            6,257           --          225,701             16
                                                -----------    -----------    -----------    -----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................          122,359          2,198        983,035            629
                                                -----------    -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
     contract owners .....................          380,003          5,868        665,551            457
  Transfers between funds ................          257,358         66,889      2,609,843         11,799
  Redemptions ............................          (11,989)          --          (34,860)          --
  Adjustments to maintain reserves .......             (130)           807         (8,867)          --
                                                -----------    -----------    -----------    -----------
       Net equity transactions ...........          625,242         73,564      3,231,667         12,256

Net change in contract owners' equity ....          747,601         75,762      4,214,702         12,885
Contract owners' equity beginning
  of year ................................           75,762           --           12,885           --
                                                -----------    -----------    -----------    -----------
Contract owners' equity end of year ......      $   823,363         75,762      4,227,587         12,885
                                                ===========    ===========    ===========    ===========


NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                         PutInvFd                         PutVoyFd
                                             ------------------------------    ------------------------------
                                                 1999             1998             1999             1998
                                             -------------    -------------    -------------    -------------
Investment activity:
  Reinvested dividends ...................   $        --               --               --               --
  Mortality and expense charges (note 2) .            --           (115,931)            --           (360,379)
  Administration charges (note 2):
          Tier I .........................            --            (58,129)            --           (166,907)
          Tier II ........................            --            (13,427)            --            (51,949)
          Tier III .......................            --             (8,862)            --            (23,873)
          Tier IV ........................            --             (2,260)            --            (10,379)
          Tier V .........................            --             (4,242)            --            (13,276)
  Variable account fee (notes 2 and 5) ...      (1,158,952)        (541,453)      (2,640,091)      (1,329,097)
                                             -------------    -------------    -------------    -------------
     Net investment activity .............      (1,158,952)        (744,304)      (2,640,091)      (1,955,860)

  Proceeds from mutual fund shares sold ..      15,099,135       10,353,759       11,593,200        9,123,281
  Cost of mutual fund shares sold ........      (7,452,216)      (6,878,135)      (5,527,484)      (4,595,683)
                                             -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ....       7,646,919        3,475,624        6,065,716        4,527,598
  Change in unrealized gain (loss)
     on investments ......................      31,186,349       20,401,849      116,878,810       28,840,575
                                             -------------    -------------    -------------    -------------
     Net gain (loss) on investments ......      38,833,268       23,877,473      122,944,526       33,368,173
                                             -------------    -------------    -------------    -------------
  Reinvested capital gains ...............       1,154,607        3,061,748       40,028,816       18,635,623
                                             -------------    -------------    -------------    -------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................      38,828,923       26,194,917      160,333,251       50,047,936
                                             -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
     contract owners .....................      26,679,984       25,610,793       49,976,641       54,734,164
  Transfers between funds ................      (4,431,547)      17,906,156       (6,529,541)      (9,047,899)
  Redemptions ............................     (10,759,047)      (6,468,507)     (19,686,207)     (17,706,573)
  Adjustments to maintain reserves .......           3,049            2,712           13,236           (5,847)
                                             -------------    -------------    -------------    -------------
       Net equity transactions ...........      11,492,439       37,051,154       23,774,129       27,973,845

Net change in contract owners' equity ....      50,321,362       63,246,071      184,107,380       78,021,781
Contract owners' equity beginning
  of year ................................     123,169,328       59,923,257      278,412,506      200,390,725
                                             -------------    -------------    -------------    -------------
Contract owners' equity end of year ......   $ 173,490,690      123,169,328      462,519,886      278,412,506
                                             =============    =============    =============    =============

                                                            SEI500Ix                          SelGroFd
                                                ------------------------------    ------------------------------
                                                     1999             1998             1999            1998
                                                -------------    -------------    -------------    -------------
Investment activity:
  Reinvested dividends ...................      $   2,140,352        1,115,872             --             19,069
  Mortality and expense charges (note 2) .               --           (118,601)            --            (17,703)
  Administration charges (note 2):
          Tier I .........................               --            (54,008)            --             (7,977)
          Tier II ........................               --            (14,709)            --             (2,228)
          Tier III .......................               --             (9,909)            --             (1,141)
          Tier IV ........................               --             (3,207)            --               (500)
          Tier V .........................               --             (4,702)            --               (871)
  Variable account fee (notes 2 and 5) ...         (1,295,145)        (559,451)        (126,036)         (65,691)
                                                -------------    -------------    -------------    -------------
     Net investment activity .............            845,207          351,285         (126,036)         (77,042)

  Proceeds from mutual fund shares sold ..          7,656,976        8,951,655        1,769,612        2,458,366
  Cost of mutual fund shares sold ........         (4,574,101)      (6,238,921)      (1,193,918)      (1,726,231)
                                                -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ....          3,082,875        2,712,734          575,694          732,135
  Change in unrealized gain (loss)
     on investments ......................         24,729,121       17,933,741        1,975,698        1,539,014
                                                -------------    -------------    -------------    -------------
     Net gain (loss) on investments ......         27,811,996       20,646,475        2,551,392        2,271,149
                                                -------------    -------------    -------------    -------------
  Reinvested capital gains ...............          1,300,894        1,080,072        1,914,709        1,235,654
                                                -------------    -------------    -------------    -------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................         29,958,097       22,077,832        4,340,065        3,429,761
                                                -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
     contract owners .....................         46,461,584       42,935,941        2,109,342        1,956,041
  Transfers between funds ................          4,892,197       13,539,167         (351,642)         185,492
  Redemptions ............................        (11,652,311)     (10,807,421)        (899,596)      (1,137,875)
  Adjustments to maintain reserves .......              5,320            7,989              (18)             593
                                                -------------    -------------    -------------    -------------
       Net equity transactions ...........         39,706,790       45,675,676          858,086        1,004,251

Net change in contract owners' equity ....         69,664,887       67,753,508        5,198,151        4,434,012
Contract owners' equity beginning
  of year ................................        125,708,542       57,955,034       14,140,971        9,706,959
                                                -------------    -------------    -------------    -------------
Contract owners' equity end of year ......      $ 195,373,429      125,708,542       19,339,122       14,140,971
                                                =============    =============    =============    =============







                                                                     (Continued)

NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT owners' equity, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                       AIMTreas                         TRIntStk
                                             ----------------------------    ----------------------------
                                                 1999             1998           1999            1998
                                             ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ...................   $    392,579         262,395         282,280         473,012
  Mortality and expense charges (note 2) .           --            (7,334)           --           (49,478)
  Administration charges (note 2):
          Tier I .........................           --            (2,250)           --           (20,181)
          Tier II ........................           --              (591)           --            (6,757)
          Tier III .......................           --              (618)           --            (3,664)
          Tier IV ........................           --              (880)           --            (1,371)
          Tier V .........................           --              (260)           --            (2,722)
  Variable account fee (notes 2 and 5) ...        (61,649)        (27,489)       (272,582)       (167,284)
                                             ------------    ------------    ------------    ------------
     Net investment activity .............        330,930         222,973           9,698         221,555

  Proceeds from mutual fund shares sold ..     60,710,144      46,105,295      50,140,732      62,175,381
  Cost of mutual fund shares sold ........    (60,710,144)    (46,105,295)    (45,641,069)    (62,694,538)
                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....           --              --         4,499,663        (519,157)
  Change in unrealized gain (loss)
     on investments ......................           --              --         4,796,699       4,166,469
                                             ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......           --              --         9,296,362       3,647,312
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains ...............            758            --         1,975,961         752,519
                                             ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................        331,688         222,973      11,282,021       4,621,386
                                             ------------    ------------    ------------    ------------
Equity transactions:
Purchase payments received from
     contract owners .....................        809,318         969,868       5,807,566       7,432,534
  Transfers between funds ................      4,486,143       4,082,704      (4,582,998)     (4,653,084)
  Redemptions ............................     (1,197,853)     (3,214,916)     (2,258,002)     (2,634,045)
  Adjustments to maintain reserves .......        (52,248)           (977)            822          (2,418)
                                             ------------    ------------    ------------    ------------
       Net equity transactions ...........      4,045,360       1,836,679      (1,032,612)        142,987

Net change in contract owners' equity ....      4,377,048       2,059,652      10,249,409       4,764,373
Contract owners' equity beginning
  of year ................................      6,222,259       4,162,607      33,439,363      28,674,990
                                             ------------    ------------    ------------    ------------

Contract owners' equity end of year ......   $ 10,599,307       6,222,259      43,688,772      33,439,363
                                             ============    ============    ============    ============

                                                           TemForFd                        WPEmGro
                                                ----------------------------    ----------------------------
                                                    1999             1998           1999            1998
                                                ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ...................      $  1,557,532       1,127,070            --              --
  Mortality and expense charges (note 2) .              --           (82,947)           --              --
  Administration charges (note 2):
          Tier I .........................              --           (37,085)           --              --
          Tier II ........................              --           (13,197)           --              --
          Tier III .......................              --            (5,742)           --              --
          Tier IV ........................              --            (1,897)           --              --
          Tier V .........................              --            (3,279)           --              --
  Variable account fee (notes 2 and 5) ...          (296,367)       (231,294)         (2,845)             (5)
                                                ------------    ------------    ------------    ------------
     Net investment activity .............         1,261,165         751,629          (2,845)             (5)

  Proceeds from mutual fund shares sold ..        24,294,781      13,169,841       1,966,205           7,464
  Cost of mutual fund shares sold ........       (25,937,851)    (12,461,664)     (1,827,117)         (7,086)
                                                ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....        (1,643,070)        708,177         139,088             378
  Change in unrealized gain (loss)
     on investments ......................        15,393,167      (7,117,392)         25,825           1,134
                                                ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......        13,750,097      (6,409,215)        164,913           1,512
                                                ------------    ------------    ------------    ------------
  Reinvested capital gains ...............           469,240       3,316,187         103,811            --
                                                ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................        15,480,502      (2,341,399)        265,879           1,507
                                                ------------    ------------    ------------    ------------
Equity transactions:
Purchase payments received from
     contract owners .....................         7,467,413      12,117,782         318,652             819
  Transfers between funds ................        (4,161,776)    (12,861,305)        420,373          19,262
  Redemptions ............................        (2,873,818)     (3,786,740)        (37,167)            (16)
  Adjustments to maintain reserves .......             5,659          (2,974)            (46)             (5)
                                                ------------    ------------    ------------    ------------
       Net equity transactions ...........           437,478      (4,533,237)        701,812          20,060

Net change in contract owners' equity ....        15,917,980      (6,874,636)        967,691          21,567
Contract owners' equity beginning
  of year ................................        41,645,492      48,520,128          21,567            --
                                                ------------    ------------    ------------    ------------

Contract owners' equity end of year ......      $ 57,563,472      41,645,492         989,258          21,567
                                                ============    ============    ============    ============

See accompanying notes to financial statements.

                             NACo VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 1999 and 1998



(1)  Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

         NACo Variable Account (NACoVA) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on September 7, 1988, and has been registered as a unit investment trust under the Investment Company Act of 1940. The NACoVA was introduced for exclusive use by Member Counties for deferred compensation Plans adopted under the National Association of Counties
         (NACo) Program.

         The Company offers group flexible fund retirement contracts through the NACoVA. The primary distribution for the contracts is through an affiliated sales organization.

     (b) The Contracts

         The Group Flexible Retirement Contracts (the Contract) are offered for purchase in connection with deferred compensation Plans adopted by Member Counties under the NACo Program. Participants in the contracts may invest in any of the following fund sub-accounts:

              American Century: Income & Growth Fund (ACIncGro)
              American Century: Twentieth Century Growth Fund (ACTCGro)
                (not available for contracts issued on or after May 1, 1997)
              American Century: Twentieth Century International Discovery Fund
                (ACTCIntDis)
              American Century: Twentieth Century Ultra Fund, Inc. (ACTCUltra) The Bond Fund of AmericaSM, Inc. (BdFdAm)
                (only available for certain contracts issued beginning
                July 1, 1994)
              Brown Capital Management - Small Company Fund (BrnCapSmCo)
              Dreyfus Appreciation Fund, Inc. (DryApp)
              Dreyfus Premier Midcap Stock - Class A (DryPreMCap)
              The Dreyfus Third Century Fund, Inc. (Dry3dCen)
              Evergreen Income and Growth Fund - Class Y (EvIncGro)
                (not available for contracts issued on or after October 1, 1993)
              Federated Investment Series Fund, Inc. - Federated Bond Fund -
                 Class F (FedBdFd)
              Federated U.S. Government Securities Fund: 2-5 Years -
                 Institutional Shares (FedUSGvt)
              Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA) Fidelity Advisor High Yield Fund - Class T (FAHiYld)
              Fidelity Capital & Income Fund (FidCapInc)
                (not available for contracts issued on or after January 1, 1987)
              Fidelity Contrafund (FidContr) (not available for contracts issued on or after June 30, 1998)
              Fidelity Equity-Income Fund (FidEqInc)
              Fidelity Magellan(R) Fund (FidMgln) (not available for contracts issued on or after October 1, 1997)
              Fidelity OTC Portfolio (FidOTC)
              Fidelity Puritan(R) Fund (FidPurtn)
              INVESCO Dynamics Fund, Inc. (InvDynam)
              INVESCO Total Return Fund (InvTotRet)

                             NACo VARIABLE ACCOUNT
                   NOTEES TO FINANCIAL STATEMENTS, Continued


              The Investment Company of America(R) (InvCoAm)
                (only available for certain contracts issued beginning
                July 1, 1994)
              MAS Funds - Fixed Income Portfolio (MASFIP)
              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
                (not available for contracts issued on or after May 1, 1997)
              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
                (not available for contracts issued on or after October 1, 1993)
              MFS(R) High Income Fund - Class A (MFSHiInc)
              Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio
                - Class B (MSIEqGroB)
              Portfolios of the Nationwide Asset Allocation Trust (NAAT)
                (managed for a fee by an affiliated investment advisor)
                  NAAT - The Aggressive Portfolio (NAATAggr)
                  NAAT - The Conservative Portfolio (NAATCons)
                  NAAT - The Moderate Portfolio (NAATMod)
                  NAAT - The Moderately Aggressive Portfolio (NAATModAgg)
                  NAAT - The Moderately Conservative Portfolio (NAATModCon)
              Nationwide(R) Mutual Funds
                (managed for a fee by an affiliated investment advisor)
                  Nationwide(R) Fund - Class D (NWFund)
                  Nationwide(R) Growth Fund - Class D (NWGroFd)
                    (not available for contracts issued on or after October 1, 1993)
                  Nationwide(R) Money Market Fund (NWMyMkt)
                  Nationwide(R) S&P 500 Index Fund - Class Y (NWIndxFdY) Prestige Balanced Fund - Class Y (PrBalY)
                  Prestige International Fund - Class Y (PrIntY)
                  Prestige Large Cap Growth Fund - Class Y (PrLgCapGrY)
                  Prestige Large Cap Value Fund - Class Y (PrLgCpValY)
                  Prestige Small Cap Fund - Class Y (PrSmCapY)
              Nationwide(R) Separate Account Trust - Income Fund (NSATInc)
                (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Separate Account Trust - Small Company Fund
                (NSATSmCo) (managed for a fee by an affiliated investment advisor)
              Neuberger & Berman Equity Funds(R) - Guardian Fund (NBGuard) Neuberger & Berman Equity Trust(R) - Partners Trust (NBPartTr) Oppenheimer Global Fund - Class A (OppGlob)
              Putnam Investors Fund - Class A (PutInvFd)
              Putnam Voyager Fund - Class A (PutVoyFd)
              SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)
              Seligman Growth Fund, Inc. - Class A (SelGroFd)
              Short-Term Investments Trust - Treasury Portfolio -
                Institutional Class (AIMTreas)
              T. Rowe Price International Funds, Inc. - International Stock
                Fund(R) (TRIntStk)
              Templeton Foreign Fund - Class I (TemForFd)
              Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)

         All of the above funds were being utilized as of December 31, 1999.

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the NACoVA form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The assets in this account are held pursuant to contracts with entities which are exempt from federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Annuity Payout Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     No deduction for a sales charge is made from the purchase payments for these contracts. However, if an owner terminates the contract and directs the Company to withdraw all or part of the contract value held in the Account for less than sixteen (16) years, the Company will, with certain exceptions, assess a contingent deferred sales charge by deducting an amount from each participant's account. This charge will be equal to not more than 4% in the first year, declining to 1% in the fifteenth year, of the lesser of all purchase payments made on behalf of a participant prior to the date of withdrawal, or the amount withdrawn. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

                             NACo VARIABLE ACCOUNT

     Prior to May 1, 1998 the following charges were deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge which are assessed through the daily unit value calculation. The morality risk charge and the expense risk charge are equal to an annual rate of 0.10% and 0.40% respectively. The administration charge was based upon the aggregate balance of assets held under the Contract by each Member County, as follows:

                 Expense                                         Administration
                  Tier                Assets (Millions)              Charge
                ---------              --------------             ------------
                    I                     Up to $10                   .45%
                   II                  Over $10 to $25                .40%
                   III                 Over $25 to $50                .30%
                   IV                 Over $50 to $150                .20%
                    V                     Over $150                   .15%


     The administration charge was determined using the December 31 asset balance and became effective on the following May 1.

     Beginning May 1, 1998 under the terms of the Contracts, the Company assumes various risks and incurs administrative expenses associated with the issuance of the Contracts. For the Company's contractual promise to accept these risks and expenses, the Contracts provide for the deduction of a Variable Account Fee, which is calculated as a percentage of assets and is deducted on each valuation date from amounts held in the Account. On an annual basis, the maximum Variable Account Fee is 0.95% of the average account value.

     As with all other charges, this fee is subject to negotiation and may vary from one contract to another reflecting the unique characteristics of different contracts when considered as a whole. In negotiating the amount of the fee, the Company may consider factors which may reduce expenses incurred by the Company. These factors might include, but are not limited to: (1) the size of the contract; (2) the number of eligible employees; (3) the number of contract participants; (4) demographics of contract participants; (5) general economic conditions; (6) the varying costs associated with the inclusion of underlying mutual fund options; (7) the type of contract issued (for example, whether the contract is issued as an allocated contract or unallocated contract); (8) costs associated with distribution of the contract; and (9) any other factors which the Company deems relevant (see summary of variable account fees at Note 5).

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) Components of contract owners' equity

     The following is a summary of contract owners' equity at December 31, 1999.

                                                   Asset                                                            Annual
                                                  Charge      Units             Unit Value          Amount          Return(b)
                                                 -------   ----------           ----------      ------------       --------
     American Century: Income &
        Growth Fund .............................  0.80%    3,764,884           $ 1.284360      $   4,835,466         17%
                                                   0.70%    1,505,535             1.285813          1,935,836         17%
                                                   0.55%    1,348,025             1.287995          1,736,249         17%
                                                   0.40%      665,280             1.290181            858,332         17%
                                                   0.25%      240,890             1.292371            311,319         18%
                                                   0.15%    1,150,122             1.293832          1,488,065         18%
     American Century:
        Twentieth Century Growth Fund ...........  0.95%    5,707,048            10.560508         60,269,326         33%
                                                   0.90%    3,347,303            10.579885         35,414,081         33%
                                                   0.80%    2,936,941            10.618746         31,186,630         34%
                                                   0.65%    1,320,330            10.671975         14,090,529         34%
                                                   0.60%       78,744            10.603876            834,992         34%
                                                   0.50%      348,206            10.616300          3,696,659         34%
                                                   0.40%    2,202,427            10.714474         23,597,847         34%
     American Century: Twentieth Century
        International Discovery Fund ............  0.80%    2,162,693             2.028049          4,386,047         87%
                                                   0.70%    1,190,455             2.030338          2,417,026         87%
                                                   0.55%      989,006             2.033777          2,011,418         88%
                                                   0.40%      640,107             2.037221          1,304,039         88%
                                                   0.25%      148,209             2.040671            302,446         88%
                                                   0.15%    2,129,791             2.042975          4,351,110         88%

     American Century:
        Twentieth Century Ultra Fund ............  0.95%   65,151,483             3.245463        211,446,727         40%
                                                   0.90%   30,085,075             3.251418         97,819,154         40%
                                                   0.80%   24,412,865             3.263360         79,667,967         40%
                                                   0.65%   11,013,444             3.279718         36,120,991         41%
                                                   0.60%    1,424,061             3.258789          4,640,714         41%
                                                   0.50%    3,817,930             3.262606         12,456,401         41%
                                                   0.40%   26,111,703             3.292778         85,980,041         41%

     The Bond Fund Of America(SM), Inc. .........  0.95%    2,893,175             2.461916          7,122,754          1%
                                                   0.90%    1,583,478             2.466496          3,905,642          1%
                                                   0.80%      845,978             2.475675          2,094,367          1%
                                                   0.65%      596,763             2.488240          1,484,890          2%
                                                   0.60%       28,883             2.472263             71,406          2%
                                                   0.50%      142,109             2.475221            351,751          2%
                                                   0.40%      928,066             2.498335          2,318,620          2%
     Brown Capital Management -
        Small Company Fund ......................  0.80%      260,522             1.334542            347,678         33%(a)
                                                   0.70%       32,466             1.335232             43,350         34%(a)
                                                   0.55%       25,458             1.336268             34,019         34%(a)
                                                   0.40%       15,085             1.337304             20,173         34%(a)
                                                   0.25%            1             1.338341                  1         34%(a)
                                                   0.15%       40,366             1.339033             54,051         34%(a)

     Dreyfus Appreciation Fund, Inc. ............  0.80%    1,675,249             1.178335          1,974,005          9%
                                                   0.70%      891,896             1.179669          1,052,142          9%
                                                   0.55%      490,711             1.181672            579,859          9%
                                                   0.40%      388,056             1.183678            459,333         10%
                                                   0.25%       29,313             1.185687             34,756         10%
                                                   0.15%      870,689             1.187029          1,033,533         10%

                                  (continued)

                             NACo VARIABLE ACCOUNT


                                                   Asset                                                            Annual
                                                  Charge      Units             Unit Value          Amount          Return(b)
                                                 -------   ----------           ----------      ------------       --------

     Dreyfus Premier Midcap Stock -
        Class A .................................  0.80%      189,449             1.243793            235,635         10%
                                                   0.70%       66,860             1.245200             83,254         10%
                                                   0.55%       24,267             1.247314             30,269         10%
                                                   0.40%       23,734             1.249431             29,654         10%
                                                   0.30%            2             1.250844                  3         10%
                                                   0.15%       85,523             1.252967            107,157         10%

     The Dreyfus Third Century Fund, Inc. .......  0.80%    6,853,289             5.904491         40,465,183         29%
                                                   0.70%    3,581,927             5.926178         21,227,137         29%
                                                   0.55%    2,380,281             5.899679         14,042,894         29%
                                                   0.40%    1,240,608             5.910051          7,332,057         30%
                                                   0.25%      304,659             5.920440          1,803,715         30%
                                                   0.15%    2,405,418             5.981450         14,387,887         30%

     Evergreen Income and Growth
        Fund - Class Y ..........................  0.95%      449,769             2.744107          1,234,214         15%
                                                   0.90%      236,494             2.749144            650,156         15%
                                                   0.80%      121,424             2.759246            335,039         15%
                                                   0.65%      103,645             2.773083            287,416         16%
                                                   0.60%        1,466             2.755385              4,039         16%
                                                   0.50%       10,371             2.758615             28,610         16%
                                                   0.40%      209,219             2.784137            582,494         16%
     Federated Investment Series
        Funds, Inc. - Federated Bond
        Fund - Class F ..........................  0.80%      391,834             0.986932            386,714          3%
                                                   0.70%      114,902             0.988049            113,529          3%
                                                   0.55%       40,682             0.989728             40,264          3%
                                                   0.40%        6,385             0.991409              6,330          3%
                                                   0.25%        6,374             0.993094              6,330          3%
                                                   0.15%       66,416             0.994218             66,032          2%

     Federated U.S. Government
        Securities Fund: 2-5 Years -
        Institutional Shares ....................  0.95%    3,148,641             1.373628          4,325,061          1%
                                                   0.90%    1,609,939             1.376174          2,215,556          1%
                                                   0.80%      966,135             1.381277          1,334,500          1%
                                                   0.65%      605,238             1.388259            840,227          1%
                                                   0.60%       69,872             1.379708             96,403          1%
                                                   0.50%      268,509             1.381446            370,931          1%
                                                   0.40%    1,337,680             1.393823          1,864,489          1%

     Fidelity Advisor Growth Opportunities
        Fund - Class A ..........................  0.80%    1,065,003             1.124760          1,197,873          3%
                                                   0.70%      279,072             1.126033            314,244          3%
                                                   0.55%      445,084             1.127945            502,030          4%
                                                   0.40%      169,301             1.129860            191,286          4%
                                                   0.25%        6,258             1.131779              7,083          4%
                                                   0.15%      166,910             1.133060            189,119          4%

     Fidelity Advisor High Yield Fund -
        Class T .................................  0.80%      288,717             1.144516            330,441          7%
                                                   0.70%      218,567             1.145866            250,448          8%
                                                   0.55%      222,740             1.147891            255,681          8%
                                                   0.40%       99,159             1.149917            114,025          8%
                                                   0.25%          475             1.151943                547          8%
                                                   0.15%       88,793             1.153294            102,404          8%

                             NACo VARIABLE ACCOUNT

                                                   Asset                                                           Annual
                                                  Charge        Units          Unit Value         Amount          Return(b)
                                                 -------      ----------       ----------      ------------       --------

     Fidelity Capital & Income Fund .............  0.95%         157,277       5.414988            851,653         12%
                                                   0.90%          63,602       5.425025            345,042         12%
                                                   0.80%          54,447       5.445140            296,472         12%
                                                   0.65%         121,306       5.472662            663,867         12%
                                                   0.60%              10       5.438956                 54         13%
                                                   0.50%          15,652       5.445808             85,238         13%
                                                   0.40%          52,147       5.494599            286,527         13%

     Fidelity Contrafund ........................  0.95%      84,298,429       3.124830        263,418,260         24%
                                                   0.90%      40,184,712       3.130565        125,800,853         24%
                                                   0.80%      28,730,584       3.142065         90,273,362         24%
                                                   0.65%      12,905,080       3.157817         40,751,881         24%
                                                   0.60%       2,269,071       3.137664          7,119,582         24%
                                                   0.50%       4,921,532       3.141341         15,460,210         24%
                                                   0.40%      23,252,402       3.170395         73,719,299         25%

     Fidelity Equity-Income Fund ................  0.95%      18,191,499       8.164209        148,519,200          6%
                                                   0.90%      10,324,567       8.179193         84,446,626          6%
                                                   0.80%       6,514,414       8.209245         53,478,421          6%
                                                   0.65%       4,029,550       8.250412         33,245,448          6%
                                                   0.60%         292,888       8.197774          2,401,030          7%
                                                   0.50%       1,097,064       8.207390          9,004,032          7%
                                                   0.40%       6,835,046       8.283304         56,616,764          7%

     Fidelity Magellan(R)Fund ...................  0.95%      36,026,007       2.935682        105,760,900         23%
                                                   0.90%      16,600,165       2.941068         48,822,214         23%
                                                   0.80%      12,975,760       2.951871         38,302,770         23%
                                                   0.65%       5,649,149       2.966668         16,759,150         23%
                                                   0.60%         885,057       2.947739          2,608,917         23%
                                                   0.50%       1,981,615       2.951194          5,848,130         23%
                                                   0.40%       8,920,260       2.978484         26,568,852         24%

     Fidelity OTC Portfolio .....................  0.95%      12,343,613       4.348555         53,676,880         71%
                                                   0.90%       6,382,037       4.356533         27,803,555         71%
                                                   0.80%       4,962,923       4.372532         21,700,540         71%
                                                   0.65%       2,949,108       4.394446         12,959,696         71%
                                                   0.60%         267,530       4.366394          1,168,141         71%
                                                   0.50%         551,902       4.371504          2,412,642         72%
                                                   0.40%       7,250,642       4.411934         31,989,354         72%

     Fidelity Puritan(R)Fund ....................  0.95%      11,531,186       1.878662         21,663,201          2%
                                                   0.90%       5,616,280       1.882110         10,570,457          2%
                                                   0.80%       3,553,477       1.889025          6,712,607          2%
                                                   0.65%       1,302,794       1.898498          2,473,352          2%
                                                   0.60%         220,190       1.886386            415,363          2%
                                                   0.50%         434,568       1.888599            820,725          2%
                                                   0.40%       2,155,469       1.906066          4,108,466          2%

     INVESCO Dynamics Fund, Inc. ................  0.80%       5,368,795       1.998173         10,727,781         70%
                                                   0.70%       2,683,126       2.000430          5,367,406         71%
                                                   0.55%       2,158,406       2.003821          4,325,059         71%
                                                   0.40%       1,566,514       2.007217          3,144,334         71%
                                                   0.25%         361,646       2.010619            727,132         71%
                                                   0.15%       3,801,659       2.012890          7,652,321         72%

                                                                     (continued)

                             NACo VARIABLE ACCOUNT


                                                   Asset                                                            Annual
                                                  Charge           Units        Unit Value          Amount          Return(b)
                                                 -------        ----------      ----------      ------------       --------


     INVESCO Total Return Fund ..................  0.80%           515,739        1.001721            516,627          2%
                                                   0.70%           139,419        1.002855            139,817          2%
                                                   0.55%           124,380        1.004559            124,947          2%
                                                   0.40%           158,067        1.006265            159,057          2%
                                                   0.25%               594        1.007975                599          2%
                                                   0.15%           231,417        1.009116            233,527          2%
     The Investment Company
        of America(R) ...........................  0.95%        16,605,220        3.201730         53,165,431         15%
                                                   0.90%         8,076,180        3.207605         25,905,195         16%
                                                   0.80%         5,292,541        3.219387         17,038,738         16%
                                                   0.65%         2,061,483        3.235527          6,669,984         16%
                                                   0.60%           214,097        3.214887            688,298         16%
                                                   0.50%           772,247        3.218656          2,485,597         16%
                                                   0.40%         3,687,311        3.248420         11,977,935         16%

     MAS Funds - Fixed Income Portfolio .........  0.95%         1,710,525        1.391983          2,381,022          2%
                                                   0.90%           761,207        1.394539          1,061,533          2%
                                                   0.80%           471,750        1.399665            660,292          1%
                                                   0.65%           302,278        1.406687            425,211          1%
                                                   0.60%            43,773        1.397708             61,182          1%
                                                   0.50%            35,380        1.399348             49,509          1%
                                                   0.40%           502,118        1.412296            709,139          1%

     Massachusetts Investors Growth
        Stock Fund - Class A ....................  0.95%           291,339       30.435351          8,867,005         37%
                                                   0.90%           148,153       30.491188          4,517,361         38%
                                                   0.80%           130,090       30.603169          3,981,166         38%
                                                   0.65%            65,612       30.756553          2,017,999         38%
                                                   0.60%             2,844       30.560318             86,914         38%
                                                   0.50%            11,080       30.596117            339,005         38%
                                                   0.40%           117,408       30.879021          3,625,444         38%

     MFS(R)Growth Opportunities Fund -
        Class A .................................  0.95%           620,939       15.172145          9,420,977         32%
                                                   0.90%           336,193       15.199990          5,110,130         32%
                                                   0.80%           184,281       15.255834          2,811,360         32%
                                                   0.65%           176,097       15.332326          2,699,977         32%
                                                   0.60%            10,104       15.234453            153,929         32%
                                                   0.50%            17,247       15.252302            263,056         32%
                                                   0.40%           175,440       15.393394          2,700,617         32%

    MFS(R)High Income Fund - Class A ............  0.95%         1,154,155        6.542182          7,550,692          6%
                                                   0.90%           530,540        6.554308          3,477,323          6%
                                                   0.80%           274,998        6.578610          1,809,105          6%
                                                   0.65%           217,273        6.611862          1,436,579          6%
                                                   0.60%            13,293        6.571139             87,350          6%
                                                   0.50%            32,140        6.579417            211,462          6%
                                                   0.40%           359,951        6.638365          2,389,486          7%
     Morgan Stanley Institutional
        Fund, Inc. - Equity Growth
        Portfolio - Class B .....................  0.80%           393,751        1.530130            602,490         38%
                                                   0.70%           189,694        1.531860            290,585         38%
                                                   0.55%           120,451        1.534459            184,827         39%
                                                   0.40%            89,552        1.537062            137,647         39%
                                                   0.25%            31,522        1.539669             48,533         39%
                                                   0.15%           218,285        1.541410            336,467         39%

                              NACo VARIABLE ACCOUNT



                                                   Asset                                                            Annual
                                                  Charge           Units        Unit Value          Amount          Return(b)
                                                 -------        ----------      ----------      ------------       --------

     NAAT - The Aggressive Portfolio ............  0.70%         1,421,322        1.421032          2,019,744         23%
                                                   0.60%           468,988        1.419952            665,940         23%
                                                   0.45%           267,677        1.422449            380,757         24%
                                                   0.25%           353,524        1.425785            504,049         24%
                                                   0.10%             4,175        1.428292              5,963         24%
                                                   0.00%           827,625        1.437196          1,189,459         24%

     NAAT - The Conservative Portfolio ..........  0.70%           551,322        1.144210            630,828          3%
                                                   0.60%           158,183        1.143342            180,857          3%
                                                   0.45%           475,616        1.145355            544,749          3%
                                                   0.25%            81,415        1.148044             93,468          4%
                                                   0.10%             7,541        1.150064              8,673          4%
                                                   0.00%           133,739        1.157231            154,767          4%

     NAAT - The Moderate Portfolio ..............  0.70%         2,040,355        1.307445          2,667,652         14%
                                                   0.60%           501,161        1.306453            654,743         14%
                                                   0.45%           192,070        1.308751            251,372         14%
                                                   0.25%           144,588        1.311822            189,674         15%
                                                   0.10%            19,122        1.314130             25,129         15%
                                                   0.00%           505,429        1.322320            668,339         15%
     NAAT - The Moderately Aggressive
        Portfolio ...............................  0.70%         1,865,891        1.355141          2,528,545         19%
                                                   0.60%           542,336        1.354111            734,383         19%
                                                   0.45%           268,877        1.356493            364,730         19%
                                                   0.25%           467,219        1.359675            635,266         19%
                                                   0.10%            28,922        1.362067             39,394         19%
                                                   0.00%           514,292        1.370557            704,867         19%
     NAAT - The Moderately Conservative
        Portfolio ...............................  0.70%           714,817        1.234169            882,205          9%
                                                   0.60%           341,251        1.233233            420,842          9%
                                                   0.45%           149,629        1.235402            184,852          9%
                                                   0.25%            50,892        1.238302             63,020         10%
                                                   0.15%            11,257        1.240481             13,964         10%
                                                   0.00%           170,427        1.248211            212,729         10%

     Nationwide(R)Fund - Class D ................  0.95%             2,020       26.409607             53,347          1%
                                                   0.80%         3,639,165       26.555267         96,638,998          1%
                                                   0.70%         1,451,429       26.652820         38,684,676          1%
                                                   0.55%           987,329       26.533779         26,197,569          1%
                                                   0.40%           524,819       26.580493         13,949,948          1%
                                                   0.25%            94,899       26.627289          2,526,903          0%
                                                   0.15%           942,318       26.901637         25,349,897          0%

     Nationwide(R)Growth Fund - Class D .........  0.95%           608,149        5.459300          3,320,068         16%
                                                   0.90%           418,385        5.469318          2,288,281         16%
                                                   0.80%           267,313        5.489411          1,467,391         16%
                                                   0.65%            87,937        5.516934            485,143         16%
                                                   0.60%            11,832        5.481731             64,860         16%
                                                   0.50%            22,141        5.488156            121,513         16%
                                                   0.40%           250,812        5.538916          1,389,227         16%

     Nationwide(R)Money Market Fund .............  0.80%         9,606,399        3.259610         31,313,114          4%
                                                   0.70%         4,804,733        3.271683         15,719,563          4%
                                                   0.55%         4,615,246        3.257959         15,036,282          4%
                                                   0.40%         3,933,354        3.289218         12,937,659          4%
                                                   0.25%         1,148,857        3.270268          3,757,070          4%
                                                   0.15%         4,761,747        3.274374         15,591,741          5%



                                                                     (continued)

                             NACo VARIABLE ACCOUNT



                                                   Asset                                                            Annual
                                                  Charge            Units       Unit Value          Amount          Return(b)
                                                 -------         ----------     ----------      ------------       --------

     Nationwide(R)S&P 500 Index Fund -
        Class Y .................................  0.80%          2,766,474       1.299566          3,595,216         19%
                                                   0.70%          1,260,851       1.301036          1,640,413         19%
                                                   0.55%            990,021       1.303244          1,290,239         19%
                                                   0.40%            337,529       1.305455            440,629         19%
                                                   0.25%             61,214       1.307671             80,048         19%
                                                   0.15%            931,890       1.309150          1,219,984         20%

     Nationwide(R)SAT - Income Fund .............  0.80%             10,893       1.005518             10,953          1%(a)
                                                   0.70%             35,556       1.006039             35,771          1%(a)
                                                   0.55%             27,725       1.006821             27,914          1%(a)
                                                   0.40%                342       1.007603                345          1%(a)
                                                   0.25%                173       1.008386                174          1%(a)
                                                   0.15%              1,638       1.008908              1,653          1%(a)
     Nationwide(R)SAT -
        Small Company Fund ......................  0.80%          1,760,003       1.376614          2,422,845         43%
                                                   0.70%            885,218       1.379587          1,221,235         43%
                                                   0.55%            599,934       1.378605            827,072         43%
                                                   0.40%            609,880       1.386578            845,646         43%
                                                   0.25%             19,107       1.383455             26,434         44%
                                                   0.15%            336,343       1.385075            465,860         44%
     Neuberger & Berman Equity Funds(R)-
        Guardian Fund ...........................  0.95%          8,085,725       1.858329         15,025,937          7%
                                                   0.90%          3,862,738       1.861741          7,191,418          7%
                                                   0.80%          2,782,043       1.868582          5,198,475          8%
                                                   0.65%          1,247,986       1.877955          2,343,662          8%
                                                   0.60%             84,823       1.865967            158,277          8%
                                                   0.50%            155,894       1.868155            291,234          8%
                                                   0.40%          3,518,487       1.885443          6,633,907          8%
     Neuberger & Berman Equity Trust(R)-
        Partners Trust ..........................  0.80%             82,850       1.113054             92,217          7%
                                                   0.70%             29,128       1.114314             32,458          7%
                                                   0.55%             15,285       1.116206             17,061          7%
                                                   0.40%             33,245       1.118102             37,171          7%
                                                   0.25%                112       1.120001                125          7%
                                                   0.15%             11,932       1.121268             13,379          8%
     Prestige Balanced Fund -
        Class Y .................................  0.70%            289,882       1.151398            333,770          9%
                                                   0.60%            120,626       1.152701            139,046          9%
                                                   0.45%             64,569       1.154658             74,555          9%
                                                   0.25%            110,352       1.157273            127,707          9%
                                                   0.10%                729       1.159238                845          9%
                                                   0.00%             15,466       1.160549             17,949          9%
     Prestige International Fund -
        Class Y .................................  0.70%            120,441       1.316225            158,527         21%
                                                   0.60%             53,042       1.317714             69,894         21%
                                                   0.45%             31,972       1.319950             42,201         21%
                                                   0.25%             38,590       1.322937             51,052         21%
                                                   0.10%             18,596       1.325181             24,643         21%
                                                   0.00%              3,878       1.326680              5,145         21%



                             NACo VARIABLE ACCOUNT



                                                   Asset                                                            Annual
                                                  Charge          Units         Unit Value          Amount          Return(b)
                                                 -------       ----------       ----------      ------------       --------

     Prestige Large Cap Growth Fund -
        Class Y .................................  0.70%          592,875         1.525781            904,597         34%
                                                   0.60%          260,721         1.527506            398,253         34%
                                                   0.45%          213,341         1.530097            326,432         34%
                                                   0.25%           84,791         1.533558            130,032         34%
                                                   0.10%                2         1.536159                  3         35%
                                                   0.00%          461,957         1.537896            710,442         35%
     Prestige Large Cap Value Fund -
        Class Y .................................  0.70%          184,328         0.993783            183,182          5%
                                                   0.60%           72,468         0.994908             72,099          5%
                                                   0.45%           54,869         0.996598             54,682          5%
                                                   0.25%           90,414         0.998856             90,311          5%
                                                   0.10%                2         1.000552                  2          5%
                                                   0.00%           98,218         1.001685             98,383          5%
     Prestige Small Cap Fund -
        Class Y .................................  0.70%          370,694         1.285935            476,688         18%
                                                   0.60%           75,172         1.287390             96,776         18%
                                                   0.45%           33,279         1.289575             42,916         18%
                                                   0.25%           76,601         1.292494             99,006         18%
                                                   0.10%            2,697         1.294687              3,492         19%
                                                   0.00%           80,612         1.296152            104,485         19%
     Oppenheimer Global Fund -
        Class A .................................  0.80%          772,544         1.739511          1,343,849         57%
                                                   0.70%          526,744         1.741477            917,313         57%
                                                   0.55%          335,264         1.744429            584,844         58%
                                                   0.40%          121,171         1.747386            211,733         58%
                                                   0.25%           59,495         1.750348            104,137         58%
                                                   0.15%          608,170         1.752325          1,065,711         58%

     Putnam Investors Fund - Class A ............  0.95%        2,614,963        31.341504         81,956,873         29%
                                                   0.90%        1,097,069        31.399010         34,446,881         29%
                                                   0.80%          574,562        31.514335         18,106,939         29%
                                                   0.65%          344,475        31.672308         10,910,318         29%
                                                   0.60%           47,678        31.470234          1,500,438         29%
                                                   0.50%           63,483        31.507110          2,000,166         29%
                                                   0.40%          772,650        31.798454         24,569,075         30%

     Putnam Voyager Fund - Class A ..............  0.95%       28,160,360         7.292508        205,359,651         55%
                                                   0.90%       12,706,716         7.305890         92,833,869         55%
                                                   0.80%        8,329,118         7.332728         61,075,157         55%
                                                   0.65%        4,498,006         7.369487         33,147,997         55%
                                                   0.60%          567,839         7.322438          4,157,966         55%
                                                   0.50%        1,195,483         7.331012          8,764,100         55%
                                                   0.40%        7,728,408         7.398826         57,181,146         56%
     SEI Index Funds -
        S&P 500 Index Portfolio .................  0.95%       37,302,650         2.284919         85,233,534         20%
                                                   0.90%       15,887,411         2.289108         36,368,000         20%
                                                   0.80%       11,667,253         2.297509         26,805,619         20%
                                                   0.65%        6,630,666         2.309019         15,310,334         20%
                                                   0.60%          842,011         2.294307          1,931,832         20%
                                                   0.50%          905,209         2.296996          2,079,261         20%
                                                   0.40%       11,925,048         2.318217         27,644,849         20%


                                                                     (continued)

                             NACo VARIABLE ACCOUNT




                                                   Asset                                                            Annual
                                                  Charge      Units             Unit Value          Amount          Return(b)
                                                 -------   ----------           ----------      ------------       --------

     Seligman Growth Fund, Inc. -
        Class A .................................  0.95%      363,615            21.680777          7,883,456         29%
                                                   0.90%      196,213            21.720557          4,261,856         29%
                                                   0.80%       95,801            21.800337          2,088,494         29%
                                                   0.65%       64,846            21.909617          1,420,751         29%
                                                   0.60%        6,797            21.769825            147,970         29%
                                                   0.50%       13,411            21.795334            292,297         30%
                                                   0.40%      147,489            21.996878          3,244,298         30%
     Short-Term Investments Trust -
        Treasury Portfolio -
        Institutional Class .....................  0.95%    3,245,459             1.327776          4,309,243          4%
                                                   0.90%    1,054,742             1.330237          1,403,057          4%
                                                   0.80%      840,048             1.335169          1,121,606          4%
                                                   0.65%      886,018             1.341918          1,188,964          4%
                                                   0.60%       38,201             1.333653             50,947          4%
                                                   0.50%       97,670             1.335333            130,422          4%
                                                   0.40%    1,777,684             1.347297          2,395,068          5%
     T. Rowe Price International Funds,
        Inc. - International Stock Fund(R) ......  0.95%    9,450,213             1.839019         17,379,121         33%
                                                   0.90%    4,231,419             1.842393          7,795,937         33%
                                                   0.80%    3,274,763             1.849161          6,055,564         34%
                                                   0.65%    1,470,871             1.858432          2,733,514         34%
                                                   0.60%      175,403             1.846569            323,894         34%
                                                   0.50%      558,351             1.848732          1,032,241         34%
                                                   0.40%    4,485,126             1.865834          8,368,501         34%

     Templeton Foreign Fund - Class I ...........  0.80%   13,904,517             1.677518         23,325,078         38%
                                                   0.70%    7,963,049             1.683681         13,407,234         38%
                                                   0.55%    5,358,056             1.676147          8,980,889         38%
                                                   0.40%    2,182,090             1.679093          3,663,932         39%
                                                   0.25%      644,504             1.682045          1,084,085         39%
                                                   0.15%    4,179,286             1.699394          7,102,254         39%
     Warburg Pincus Emerging Growth
        Fund Common Shares ......................  0.80%      216,315             1.603948            346,958         41%
                                                   0.70%       92,452             1.605761            148,456         41%
                                                   0.55%      106,549             1.608485            171,382         41%
                                                   0.40%       76,822             1.611214            123,777         41%
                                                   0.25%        8,825             1.613947             14,243         41%
                                                   0.15%      114,151             1.615771            184,442         42%
                                                              =======             ========    ---------------
       Total Contract Owners' Equity                                                          $ 3,883,945,594
                                                                                              ===============


     (a) These  investment  options  were not being  utilized for the entire year.  Accordingly,  the annual  return was computed for such period as the investment  option was utilized.  These investment  options became available to the Account on October 1, 1999.

     (b) The annual return does not include contract charges satisfied by surrendering units.


                             NACo VARIABLE ACCOUNT


(5) Variable account fees
    The following is a summary of variable account fees for the year ended December 31, 1999.

 Percentage                   TOTAL      ACIncGro      ACTCGro      ACTCIntDis    ACTCUltra        BdFdAm      BrnCapSmCo
------------               -----------   ---------   -----------   -----------   -----------     -----------   -----------
   0.95% ..................$10,890,030        --         491,265          --       1,549,183         69,900          --
   0.90% ..................  4,841,447        --         259,161          --         664,056         35,946          --
   0.80% ..................  4,613,599      21,423       205,291         8,235       487,482         17,747           162
   0.70% ..................    652,245       8,513          --           4,575          --             --              84
   0.65% ..................  1,294,722        --          77,076          --         181,377         10,345          --
   0.60% ..................     57,788        --           1,278          --           6,725            121          --
   0.55% ..................    339,905       6,121          --           3,182          --             --              56
   0.50% ..................    298,119        --          15,485          --          47,338          1,874          --
   0.45% ..................      8,019        --            --            --            --             --            --
   0.40% ..................  1,644,990       1,589        77,961         2,822       265,281          8,735            19
   0.30% ..................      5,336          21           295          --           1,363           --            --
   0.25% ..................     23,710         459          --             305          --             --            --
   0.15% ..................     95,348       1,277          --           1,534          --             --              12
   0.10% ..................         83        --            --            --            --             --            --
                            ----------  ----------   -----------   -----------   -----------      ---------     ---------
Total variable
  account fees .........   $24,765,341      39,403     1,127,812        20,653     3,202,805        144,668           333
                           ===========  ==========   ===========   ===========   ===========      =========     =========

 Percentage                     DryApp      DryPreMCap      Dry3dCen
------------                  -----------   -----------   -----------
   0.95% ..................   $     --            --            --
   0.90% ..................         --            --            --
   0.80% ..................        9,826         1,127       269,449
   0.70% ..................        5,547           453       118,330
   0.65% ..................         --            --            --
   0.60% ..................         --            --            --
   0.55% ..................        2,325           101        63,960
   0.50% ..................         --            --            --
   0.45% ..................         --            --            --
   0.40% ..................        1,134            55        23,287
   0.30% ..................           14          --             211
   0.25% ..................           92          --           4,008
   0.15% ..................        1,108           162        17,950
   0.10% ..................         --            --            --
                               ---------     ---------     ---------
Total variable
  account fees .........       $  20,046         1,898       497,195
                               =========     =========     =========






  Percentage               EvIncGro         FedBdFd      FedUSGvt       FAGrOppA      FAHiYld     FidCapInc     FidContr
------------             -----------      -----------   -----------   -----------   -----------  ----------   -----------
   0.95% ................  $  11,951          --          44,313          --            --        $   8,339     2,134,753
   0.90% ................      6,035          --          21,003          --            --            3,010       939,017
   0.80% ................      2,546         2,619        11,593         4,958         1,516          2,351       617,471
   0.70% ................       --             183          --           1,744         1,095           --            --
   0.65% ................      1,830          --           5,590          --            --            4,555       224,209
   0.60% ................          7          --             163          --            --             --          11,065
   0.55% ................       --             546          --           1,856         1,518           --            --
   0.50% ................        234          --           1,464          --            --              416        68,444
   0.45% ................       --            --            --            --            --             --            --
   0.40% ................      2,278           134         6,873           483            80          1,123       251,838
   0.30% ................       --            --            --               2          --             --            --
   0.25% ................       --              22          --              10          --             --            --
   0.15% ................       --              78          --             127           134           --            --
   0.10% ................       --            --            --            --            --             --            --
                           ---------    ----------     ---------     ---------     ---------      ---------     ---------
Total variable
  account fees ........    $  24,881         3,582        90,999         9,180         4,343      $  19,794     4,246,797
                           =========    ==========     =========     =========     =========      =========     =========

  Percentage                   FidEqInc     FidMgIn        FidOTC
------------                -----------   -----------   -----------
   0.95% ................   $ 1,456,461       864,499       281,904
   0.90% ................       752,426       366,006       123,670
   0.80% ................       430,578       261,002        91,383
   0.70% ................          --            --            --
   0.65% ................       224,300        92,687        38,167
   0.60% ................         4,054         4,144         1,540
   0.55% ................          --            --            --
   0.50% ................        48,471        25,714         7,257
   0.45% ................          --            --            --
   0.40% ................       234,272        90,181        60,647
   0.30% ................          --            --            --
   0.25% ................          --            --            --
   0.15% ................          --            --            --
   0.10% ................          --            --            --
                             ---------     ---------    ---------
Total variable
  account fees ........     $3,150,562     1,704,233      604,568
                             =========     =========      =======



                                                        NACo VARIABLE ACCOUNT
                                              NOTES TO FINANCIAL STATEMENTS, Continued

 Percentage           FidPurtn     InvDynam  InvTotRet  InvCoAm      MASFIP    MFSGrStk   MFSGrOpp   MFSHiInc    MSIEqGroB  NAATAggr
------------        -----------    --------  ---------  -------      ------    -------    --------   --------    ---------  --------
   0.95% ..........    $203,497       --         --      458,333     25,095     69,134     73,917     75,640       --         --
   0.90% ..........      93,004       --         --      201,863     11,446     32,146     37,605     30,842       --         --
   0.80% ..........      54,858     20,326      3,542    122,618      4,692     24,802     18,637     15,592      2,223       --
   0.70% ..........        --       10,064        501       --         --         --         --         --          539      9,765
   0.65% ..........      15,732       --         --       39,381      2,802     10,395     14,173      9,619       --         --
   0.60% ..........         707       --         --        1,105        105        127        223        148       --        2,945
   0.55% ..........        --        6,420        486       --         --         --         --         --          460       --
   0.50% ..........       5,020       --         --       12,319        250      1,743      1,650      1,334       --         --
   0.45% ..........        --         --         --         --         --         --         --         --         --        1,303
   0.40% ..........      17,450      3,817        483     41,973      3,313     11,565      9,172     10,951        219       --
   0.30% ..........        --            2       --         --         --         --         --         --         --         --
   0.25% ..........        --          418       --         --         --         --         --         --           17        673
   0.15% ..........        --        3,021        177       --         --         --         --         --          186       --
   0.10% ..........        --         --         --         --         --         --         --         --         --            2
                    -----------     ------      -----    -------    ------     -------    -------    -------      -----     ------
Total variable
 account fees ..... $   390,268     44,068      5,189    877,592    47,703     149,912    155,377    144,126      3,644     14,688
                    ===========     ======      =====    =======    ======     =======    =======    =======      =====     ======


 Percentage          NAATCons     NAATMod   NAATModAgg  NAATModCon   NWFund     NWGroFd    NWMyMkt   NWIndxFdY    NSATInc   NSATSmCo
------------        -----------   --------  ----------  ----------   ------     -------    -------   ---------    -------   --------
   0.95% .......... $      --         --        --         --           298      31,105        --        --         --          --
   0.90% ..........        --         --        --         --          --        18,886        --        --         --          --
   0.80% ..........        --         --        --         --       759,547      11,013     194,617    14,338         38      12,792
   0.70% ..........       3,453     14,185    11,968      5,592     269,976        --        86,357     7,005         52       4,988
   0.65% ..........        --         --        --         --          --         2,865        --        --         --          --
   0.60% ..........         952      2,644     2,848      1,539        --           104        --        --         --          --
   0.55% ..........        --         --        --         --       145,305        --        56,705     3,411         34       3,378
   0.50% ..........        --         --        --         --          --           674        --        --         --          --
   0.45% ..........       2,762      1,071     1,075        753        --          --          --        --         --          --
   0.40% ..........        --         --        --         --        55,076       5,120      38,884       938       --         2,310
   0.30% ..........        --         --        --         --         1,102          14         564      --         --             4
   0.25% ..........         304        186     1,036        152       6,946        --         6,012       251       --            79
   0.15% ..........        --         --        --         --        40,838        --        17,958     1,114          1         460
   0.10% ..........           7         31        31       --          --          --          --        --         --          --
------------        -----------   --------  --------   --------   ---------     -------    -------   --------     ------     -------
Total variable
  account fees .....$     7,478     18,117    16,958      8,036   1,279,088      69,781     401,097    27,057        125      24,011
                    ===========   ========  ========   ========   =========     =======    ========  ========     ======      ======





                                                        NACo VARIABLE ACCOUNT
                                              NOTES TO FINANCIAL STATEMENTS, Continued

 Percentage         NBGuard     NBPartTr    PrBalY     PrIntY  PrLgCapGrY  PrLgCpValY   PrSmCapY      OppGlob   PutInvFd    PutVoyFd
 ----------         -------     --------    ------     ------  ----------  ----------   --------      -------   --------    --------
   0.95% ......... $ 143,904       --          --        --         --          --          --          --       637,729   1,380,052
   0.90% .........    64,716       --          --        --         --          --          --          --       244,016     564,931
   0.80% .........    40,323        402        --        --         --          --          --         2,658     125,149     347,694
   0.70% .........      --          262       1,566       651      2,400         726       1,755       2,104        --          --
   0.65% .........    15,915       --          --        --         --          --          --          --        58,812     151,395
   0.60% .........       261       --           581       348      1,296         429         417        --         2,297       5,697
   0.55% .........      --          403        --        --         --          --          --           951        --          --
   0.50% .........     2,083       --          --        --         --          --          --          --         8,363      30,969
   0.45% .........      --         --           213       107        432         146         157        --          --          --
   0.40% .........    27,159         54        --        --         --          --          --           226      81,771     158,543
   0.30% .........      --         --          --        --         --          --          --             1         815         810
   0.25% .........      --         --           184        45        150          83         100          28        --          --
   0.15% .........      --            5        --        --         --          --          --           354        --          --
   0.10% .........      --         --          --          10       --             1           1        --          --          --
                    --------   --------    --------    ------  ---------   ---------    --------      ------   ---------   --------
Total variable
  account fees ... $ 294,361      1,126       2,544     1,161      4,278       1,385       2,430       6,322   1,158,952   2,640,091
                   =========   ========    ========    ======  =========   =========    ========     =======   =========   =========


Percentage            SEI500Ix    SelGroFd    AIMTreas   TRIntStk   TemForFd    WPEmGro
----------            --------    --------    --------   --------   --------    -------
   0.95% ......... $   658,477      60,995      27,845    131,441       --         --
   0.90% .........     273,304      30,690      12,214     55,454       --         --
   0.80% .........     176,277      14,505       5,846     37,885    155,115      1,351
   0.70% .........        --          --          --         --       77,099        713
   0.65% .........      80,995       7,320       9,595     15,587       --         --
   0.60% .........       3,114         226         100        478       --         --
   0.55% .........        --          --          --         --       42,231        456
   0.50% .........      10,553       1,342         558      4,564       --         --
   0.45% .........        --          --          --         --         --         --
   0.40% .........      92,425      10,958       5,491     27,173     10,890        237
   0.30% .........        --          --          --         --          118       --
   0.25% .........        --          --          --         --        2,135         15
   0.15% .........        --          --          --         --        8,779         73
   0.10% .........        --          --          --         --         --         --
                      --------    --------    --------   --------   --------    -------
Total variable
  account fees ...  $1,295,145     126,036      61,649    272,582    296,367      2,845
                    ==========    ========    ========   ========   ========    =======


                                                                     (Continued)



                                                        NACo VARIABLE ACCOUNT
                                              NOTES TO FINANCIAL STATEMENTS, Continued

    The following is a summary of variable account fees for the period May 1, 1998 to December 31, 1998.

Percentage            TOTAL     ACIncGro    ACTCGro    ACTCIntDis   ACTCUltra     BdFdAm   DryApp    DryPreMCap   Dry3dCen  EvIncGro
----------            -----     ---------   --------   ----------   ---------     ------   ------    ----------   --------  --------
   0.95% .........$ 6,585,520        --      291,751        --       759,586      48,961       --         --      140,954      9,437
   0.90% .........  2,627,146        --      140,063        --       302,906      23,071       --         --       57,233      4,039
   0.80% .........  1,994,050          39    108,208          59     218,855      10,944         30          1     63,645      1,495
   0.70% .........    692,150          26     35,014          25      72,777       4,882         32       --       28,547      1,025
   0.65% .........    961,637        --       45,760        --       124,179       6,454       --         --       22,436      1,793
   0.60% .........        763        --         --          --          --          --         --         --         --         --
   0.55% .........     37,994          14       --             1       4,718        --            9       --        6,650       --
   0.50% .........     41,007        --        1,755        --          --           423       --         --         --           50
   0.45% .........     54,298        --         --          --        53,860        --         --         --         --         --
   0.40% .........    282,706        --       18,239          47        --         2,502          2       --        2,530        617
   0.30% .........      7,558        --          612        --         1,383        --         --         --          215       --
   0.25% .........      2,468        --         --          --          --          --         --         --          472       --
   0.20% .........     18,215           2       --             3        --          --            9       --        3,831       --
   0.15% .........          4        --         --          --          --          --         --         --         --         --
                   ----------   ---------   --------   ---------   ---------      ------   --------  ---------    -------     ------
Total variable
  account fees ...$13,305,516          81    641,402         135   1,538,264      97,237         82          1    326,513     18,456
                  ===========   =========   ========   =========   =========      ======   ========  =========    =======     ======


Percentage          FedBdFd     FedUSGvt    FAGrOppA    FAHiYld     FidCapInc   FidContr     FidEqInc   FidMgIn    FidOTC   FidPurtn
----------          -------     --------    --------    -------     ---------   --------     --------   -------    ------   --------
   0.95% .........$     --        19,714        --          --         6,051   1,125,435     978,414    451,976    103,690   113,951
   0.90% .........      --         8,478        --          --         1,794     444,624     425,805    162,898     39,859    51,253
   0.80% .........        23       5,953           3        --         2,081     298,523     312,268    129,279     30,080    30,852
   0.70% .........         1       1,704        --          --         2,390     102,142     122,006     34,728     10,397     8,562
   0.65% .........      --         3,102        --          --         1,369     129,942     187,833     48,548     19,507    10,664
   0.60% .........      --          --          --          --          --          --          --         --         --        --
   0.55% .........      --          --             2           1        --          --          --         --         --        --
   0.50% .........      --           240        --          --            50      10,615      10,019      3,626        867     1,237
   0.45% .........      --          --          --          --          --          --          --         --         --        --
   0.40% .........        13       1,723        --          --           203      54,439      54,720     16,607      6,061     5,038
   0.30% .........      --          --          --          --          --          --          --         --         --        --
   0.25% .........      --          --          --          --          --          --          --         --         --        --
   0.20% .........         2        --             4           3        --          --          --         --         --        --
   0.15% .........      --          --          --          --          --          --          --         --         --        --
                  ----------    --------    --------    -------     --------   ---------    --------   --------    ------   --------
Total variable
  account fees ...$       39      40,914           9           4      13,938   2,165,720   2,091,065    847,662    210,461   221,557
                  ==========    ========    ========    ========    ========   =========   =========   ========    =======  ========




                                                        NACo VARIABLE ACCOUNT
                                              NOTES TO FINANCIAL STATEMENTS, Continued

Percentage        InvDynam    InvTotRet    InvCoAm    MASFIP     MFSGrStk    MFSGrOpp    MFSHiInc  MSIEqGroB  NAATAggr   NAATCons
----------        --------    ---------    -------    ------     --------    --------    --------  ---------  --------   --------
   0.95% ......... $  --          --       261,313    14,823      39,089      45,624      50,190      --       2,542       709
   0.90% .........    --          --       102,917     5,931      17,056      23,186      19,064      --       1,134       224
   0.80% .........      15           3      64,000     2,164      14,382      14,053      12,776         2       565        74
   0.70% .........       3           1      17,363       678       2,997       4,916       3,950      --         913       416
   0.65% .........    --          --        22,042     1,540       8,276       8,810       9,234      --       1,495       107
   0.60% .........    --          --          --        --          --          --          --        --         244        83
   0.55% .........       3           1        --        --          --          --          --        --        --        --
   0.50% .........    --          --         2,190        93         305         451         411      --        --        --
   0.45% .........    --          --          --        --          --          --          --        --         132        93
   0.40% .........      74        --        10,196       909       1,821       1,206       2,951         4      --        --
   0.30% .........    --          --          --        --          --          --          --        --        --        --
   0.25% .........    --          --          --        --          --          --          --        --          51      --
   0.20% .........    --             1        --        --          --          --          --        --        --          31
   0.15% .........    --          --          --        --          --          --          --        --        --        --
                   -------    ---------    -------    ------     -------     -------     -------   -------    ------     -----
Total variable
  account fees ... $    95           6     480,021    26,138      83,926      98,246      98,576         6     7,076     1,737
                   =======    =========    =======    ======     =======     =======     =======   =======    ======     =====


Percentage         NAATMod    NAATModAgg  NAATModCon    NWFund     NWGroFd      NWMyMkt   NWIndxFdY  NSATSmCo  NBGuard   NBPartTr
----------         -------    ----------  ----------    ------     -------      -------   ---------  --------  -------   --------
   0.95% ......... $ 2,960        3,575      1,364     352,279      20,220       99,303       --       3,959   105,386      --
   0.90% .........     458          536        310     133,584      11,298       49,646       --       2,442    42,598      --
   0.80% .........     317          623        613     175,591       6,348       50,606         68     2,154    30,545      --
   0.70% .........   1,163        1,052        375      63,159       3,461       24,629         58     1,044     8,382        36
   0.65% .........     210          654        176      49,597       2,479       34,448       --         636    20,994      --
   0.60% .........     190          128        112        --          --           --         --        --        --        --
   0.55% .........    --           --         --        16,710        --          4,921       --         309      --           1
   0.50% .........    --           --         --          --            92         --         --        --         772      --
   0.45% .........      73          101         37        --          --           --         --        --        --        --
   0.40% .........    --           --         --         6,433       1,423        9,983          7       347     7,492         3
   0.30% .........    --           --         --         1,673         129          363       --           7      --        --
   0.25% .........       6           47         38         922        --            658          8        25      --        --
   0.20% .........    --              1       --         9,975        --          1,925          3        45      --        --
   0.15% .........       1            3       --          --          --           --         --        --        --        --
                   -------    ---------   --------    --------     -------      -------   ---------  -------   -------   --------
Total variable
  account fees ... $ 5,378        6,720      3,025     809,923      45,450      276,482        144    10,968   216,169        40
                   =======    =========   ========    ========     =======      =======   ========    ======   =======   =======


                                                                     (Continued)



                                                        NACo VARIABLE ACCOUNT
                                              NOTES TO FINANCIAL STATEMENTS, Continued

Percentage          PrBalY    PrIntY   PrLgCapGrY  PrLgCpValY   PrSmCapY     OppGlob    PutInvFd    PutVoyFd    SEI500Ix  SelGroFd
----------          ------    ------   ----------  ----------   --------     -------    --------    --------    --------  --------
   0.95% ......... $  --        --          --        --          --           --        299,060     715,316     291,873    32,833
   0.90% .........    --        --          --        --          --           --         99,102     254,919     108,987    14,122
   0.80% .........    --        --          --        --          --              5       70,035     173,289      80,858     8,033
   0.70% .........      51         1          19      --             1         --         18,059      60,859      21,698     2,478
   0.65% .........    --        --          --        --          --           --         38,689      87,003      34,323     5,845
   0.60% .........    --        --          --        --             6         --           --          --          --        --
   0.55% .........    --        --          --        --          --           --           --          --          --        --
   0.50% .........    --        --          --        --          --           --            895       3,233       2,270       249
   0.45% .........    --        --             1         1        --           --           --          --          --        --
   0.40% .........    --        --          --        --          --           --         14,344      32,851      19,442     2,131
   0.30% .........    --        --          --        --          --           --          1,269       1,627        --        --
   0.25% .........    --        --          --        --             1         --           --          --          --        --
   0.20% .........    --        --          --        --          --           --           --          --          --        --
   0.15% .........    --        --          --        --          --           --           --          --          --        --
                    ------    ------    --------    ------   ---------       ------     --------    --------    --------  --------
Total variable
  account fees ... $    51         1          20         1           8            5      541,453   1,329,097     559,451    65,691
                    ======    ======    ========    =======  =========       ======     ========   =========    ========  ========


Percentage         AIMTreas     TRIntStk    TemForFd    WPEmGro
----------         --------     --------    --------    -------
   0.95% ......... $12,180      80,016      100,986        --
   0.90% .........   5,583      30,625       41,401        --
   0.80% .........   2,162      23,257       49,172           2
   0.70% .........   3,559       8,452       18,118           1
   0.65% .........   2,505      18,120       12,867        --
   0.60% .........    --          --           --          --
   0.55% .........    --          --          4,652           2
   0.50% .........      81       1,083         --          --
   0.45% .........    --          --           --          --
   0.40% .........   1,419       5,731        1,198        --
   0.30% .........    --          --            280        --
   0.25% .........    --          --            240        --
   0.20% .........    --          --          2,380        --
   0.15% .........    --          --           --          --
                   -------     -------      -------     -------
Total variable
  account fees ... $27,489     167,284      231,294           5
                   =======     =======      =======     =======


                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






Columbus, Ohio
January 28, 2000

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                  December 31,
                                                                         -----------------------------
                                     Assets                                1999                1998
                                     ------                              ---------           ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                            $15,294.0           $14,245.1
    Equity securities                                                         92.9               127.2
  Mortgage loans on real estate, net                                       5,786.3             5,328.4
  Real estate, net                                                           254.8               243.6
  Policy loans                                                               519.6               464.3
  Other long-term investments                                                 73.8                44.0
  Short-term investments                                                     416.0               289.1
                                                                         ---------           ---------
                                                                          22,437.4            20,741.7
                                                                         ---------           ---------

Cash                                                                           4.8                 3.4
Accrued investment income                                                    238.6               218.7
Deferred policy acquisition costs                                          2,554.1             2,022.2
Other assets                                                                 305.9               420.3
Assets held in separate accounts                                          67,135.1            50,935.8
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims                                        $21,861.6           $19,767.1
Other liabilities                                                            914.2               866.1
Liabilities related to separate accounts                                  67,135.1            50,935.8
                                                                         ---------           ---------
                                                                          89,910.9            71,569.0
                                                                         ---------           ---------

Commitments and contingencies (notes 8 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                  3.8                 3.8
  Additional paid-in capital                                                 766.1               914.7
  Retained earnings                                                        2,011.0             1,579.0
  Accumulated other comprehensive income                                     (15.9)              275.6
                                                                         ---------           ---------
                                                                           2,765.0             2,773.1
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                            Years ended December 31,
                                                                ---------------------------------------------
                                                                  1999               1998              1997
                                                                --------           --------          --------

Revenues:
  Policy charges                                                $  895.5           $  698.9          $  545.2
  Life insurance premiums                                          220.8              200.0             205.4
  Net investment income                                          1,520.8            1,481.6           1,409.2
  Realized (losses) gains on investments                           (11.6)              28.4              11.1
  Other                                                             66.1               66.8              46.5
                                                                --------           --------          --------
                                                                 2,691.6            2,475.7           2,217.4
                                                                --------           --------          --------
Benefits and expenses:
  Interest credited to policyholder account balances             1,096.3            1,069.0           1,016.6
  Other benefits and claims                                        210.4              175.8             178.2
  Policyholder dividends on participating policies                  42.4               39.6              40.6
  Amortization of deferred policy acquisition costs                272.6              214.5             167.2
  Other operating expenses                                         463.4              419.7             384.9
                                                                --------           --------          --------
                                                                 2,085.1            1,918.6           1,787.5
                                                                --------           --------          --------

    Income before federal income tax expense                       606.5              557.1             429.9

Federal income tax expense                                         201.4              190.4             150.2
                                                                --------           --------          --------

    Net income                                                  $  405.1           $  366.7          $  279.7
                                                                ========           ========          ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                  (in millions)


                                                                                                  Accumulated
                                                                Additional                           other              Total
                                                  Common         paid-in           Retained       comprehensive      shareholder's
                                                  stock          capital           earnings          income             equity
                                                 --------        --------         ----------         --------         ----------
December 31, 1996                                  $  3.8        $  527.9           $1,432.6           $173.6           $2,137.9

Comprehensive income:
    Net income                                         --              --              279.7               --              279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             73.5               73.5
                                                                                                                        --------
  Total comprehensive income                                                                                               353.2
                                                                                                                        --------
Capital contribution                                   --           836.8                 --               --              836.8
                                                                                                                        --------
Dividend to shareholder                                --          (450.0)            (400.0)              --             (850.0)
                                                   ------        --------           --------           ------           --------
December 31, 1997                                     3.8           914.7            1,312.3            247.1            2,477.9

Comprehensive income:
    Net income                                         --              --              366.7               --              366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             28.5               28.5
                                                                                                                        --------
  Total comprehensive income                                                                                               395.2
                                                                                                                        --------
Dividend to shareholder                                --              --             (100.0)              --             (100.0)
                                                   ------        --------           --------           ------           --------
December 31, 1998                                     3.8           914.7            1,579.0            275.6            2,773.1

Comprehensive income:
    Net income                                         --              --              405.1               --              405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                         --              --                 --           (315.0)            (315.0)
                                                                                                                        --------
  Total comprehensive income                                                                                                90.1
                                                                                                                        --------
Capital contribution                                   --            26.4               87.9             23.5              137.8
                                                                                                                        --------
Dividends to shareholder                               --          (175.0)             (61.0)              --             (236.0)
                                                   ------        --------           --------           ------           --------
December 31, 1999                                  $  3.8        $  766.1           $2,011.0           $(15.9)          $2,765.0
                                                   ======        ========           ========           ======           ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                              Years ended December 31,
                                                                                       -------------------------------------
                                                                                         1999          1998          1997
                                                                                       ---------     ---------     ---------
Cash flows from operating activities:
  Net income                                                                          $    405.1     $   366.7     $   279.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                                 1,096.3       1,069.0       1,016.6
      Capitalization of deferred policy acquisition costs                                 (637.0)       (584.2)       (487.9)
      Amortization of deferred policy acquisition costs                                    272.6         214.5         167.2
      Amortization and depreciation                                                          2.4          (8.5)         (2.0)
      Realized (gains) losses on invested assets, net                                       11.6         (28.4)        (11.1)
      Increase in accrued investment income                                                 (7.9)         (8.2)         (0.3)
      Decrease (increase) in other assets                                                  122.9          16.4         (12.7)
      Decrease in policy liabilities                                                       (20.9)         (8.3)        (23.1)
      Increase (decrease) in other liabilities                                             149.7         (34.8)        230.6
      Other, net                                                                            (8.6)        (11.3)        (10.9)
                                                                                       ---------     ---------     ---------
        Net cash provided by operating activities                                        1,386.2         982.9       1,146.1
                                                                                       ---------     ---------     ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                2,307.9       1,557.0         993.4
  Proceeds from sale of securities available-for-sale                                      513.1         610.5         574.5
  Proceeds from repayments of mortgage loans on real estate                                696.7         678.2         437.3
  Proceeds from sale of real estate                                                          5.7         103.8          34.8
  Proceeds from repayments of policy loans and sale of other invested assets                40.9          23.6          22.7
  Cost of securities available-for-sale acquired                                        (3,724.9)     (3,182.8)     (2,828.1)
  Cost of mortgage loans on real estate acquired                                          (971.4)       (829.1)       (752.2)
  Cost of real estate acquired                                                             (14.2)         (0.8)        (24.9)
  Short-term investments, net                                                              (27.5)         69.3        (354.8)
  Other, net                                                                              (110.9)        (88.4)        (62.5)
                                                                                       ---------     ---------     ---------
        Net cash used in investing activities                                           (1,284.6)     (1,058.7)     (1,959.8)
                                                                                       ---------     ---------     ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                         --            --         836.8
  Cash dividends paid                                                                     (188.5)       (100.0)           --
  Increase in investment product and universal life insurance
    product account balances                                                             3,799.4       2,682.1       2,488.5
  Decrease in investment product and universal life insurance
    product account balances                                                            (3,711.1)     (2,678.5)     (2,379.8)
                                                                                       ---------     ---------     ---------
        Net cash used in financing activities                                             (100.2)        (96.4)        945.5
                                                                                       ---------     ---------     ---------
Net increase (decrease) in cash                                                              1.4        (172.2)        131.8

Cash, beginning of year                                                                      3.4         175.6          43.8
                                                                                       ---------     ---------     ---------
Cash, end of year                                                                      $     4.8     $     3.4     $   175.6
                                                                                       =========     =========     =========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997


(1)      Organization and Description of Business

         Nationwide Life Insurance Company (NLIC) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including variable annuities, fixed annuities and life insurance as well as investment management and administrative services. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions sales representatives, and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation. NLIC and its subsidiaries are collectively referred to as "the Company."


(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (d)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $915.4 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.6%, 6.0% and 6.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  Participating Business

              Participating business represents approximately 29% in 1999 (40% in 1998 and 50% in 1997) of the Company's life insurance in force, 69% in 1999 (74% in 1998 and 77% in 1997) of the number of life insurance policies in force, and 13% in 1999 (14% in 1998 and 27% in 1997) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  Recently Issued Accounting Pronouncements

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $8.3 million.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.

         (k)  Reclassification

              Certain items in the 1998 and 1997 consolidated financial statements have been reclassified to conform to the 1999 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross        Gross
                                                                     Amortized    unrealized    unrealized      Estimated
             (in millions)                                             cost          gains        losses        fair value
                                                                     ---------       ------       -------        ---------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   428.4       $ 23.4       $  (2.4)       $   449.4
                 Obligations of states and political subdivisions          0.8           --            --              0.8
                 Debt securities issued by foreign governments           110.6          0.6          (0.8)           110.4
                 Corporate securities                                 11,414.7        118.9        (218.6)        11,315.0
                 Mortgage-backed securities                            3,422.8         25.8         (30.2)         3,418.4
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  15,377.3        168.7        (252.0)        15,294.0
               Equity securities                                          84.9         12.4          (4.4)            92.9
                                                                     ---------       ------       -------        ---------
                                                                     $15,462.2       $181.1       $(256.4)       $15,386.9
                                                                     =========       ======       =======        =========

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0       $    --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------       -------        ---------
                                                                     $13,831.7       $563.2       $ (22.6)       $14,372.3
                                                                     =========       ======       =======        =========

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized        Estimated
             (in millions)                                                            cost          fair value
                                                                                    ---------        ---------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $   847.0        $   847.0
               Due after one year through five years                                  5,240.5          5,205.7
               Due after five years through ten years                                 5,046.9          5,005.2
               Due after ten years                                                    4,242.9          4,236.1
                                                                                    ---------        ---------
                                                                                    $15,377.3        $15,294.0
                                                                                    =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions)                                                           1999         1998
                                                                                    ------       -------
             Gross unrealized (losses) gains                                        $(75.3)      $ 540.6
             Adjustment to deferred policy acquisition costs                          50.9        (116.6)
             Deferred federal income tax                                               8.5        (148.4)
                                                                                    ------       -------
                                                                                    $(15.9)      $ 275.6
                                                                                    ======       =======

         An analysis of the change in gross unrealized (losses) gains on securities available-for-sale for the years ended December 31:

             (in millions)                                                   1999          1998          1997
                                                                            -------        -----        ------

             Securities available-for-sale:
               Fixed maturity securities                                    $(607.1)       $52.6        $137.5
               Equity securities                                               (8.8)         4.2          (2.7)
                                                                            -------        -----        ------
                                                                            $(615.9)       $56.8        $134.8
                                                                            =======        =====        ======

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $513.1 million, $610.5 million and $574.5 million, respectively. During 1999, gross gains of $10.4 million ($9.0 million and $9.9 million in 1998 and 1997, respectively) and gross losses of $28.0 million ($7.6 million and $18.0 million in 1998 and 1997, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The Company had $15.6 million of real estate investments at December 31, 1999 that were non-income producing the preceding twelve months. During 1998 the Company had investments of $42.4 million that were non-income producing, which consisted of $32.7 million of securities available-for-sale and $9.7 million of real estate.

         Real estate is presented at cost less accumulated depreciation of $24.8 million as of December 31, 1999 ($21.5 million as of December 31, 1998) and valuation allowances of $5.5 million as of December 31, 1999 ($5.4 million as of December 31, 1998).

         The recorded investment of mortgage loans on real estate considered to be impaired was $3.7 million as of both December 31, 1999 and 1998. No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $3.7 million ($9.1 million in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $0.3 million in 1998 which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions)                                             1999     1998     1997
                                                                       -----    -----    -----

             Allowance, beginning of year                              $42.4    $42.5    $51.0
               Additions (reductions) charged to operations              0.7     (0.1)    (1.2)
               Direct write-downs charged against the allowance           --       --     (7.3)
               Allowance on acquired mortgage loans                      1.3       --       --
                                                                       -----    -----    -----
             Allowance, end of year                                    $44.4    $42.4    $42.5
                                                                       =====    =====    =====

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions)                                                  1999       1998       1997
                                                                          --------   --------   --------

             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $1,031.3   $  982.5   $  911.6
                 Equity securities                                             2.5        0.8        0.8
               Mortgage loans on real estate                                 460.4      458.9      457.7
               Real estate                                                    28.8       40.4       42.9
               Short-term investments                                         18.6       17.8       22.7
               Other                                                          26.5       30.7       21.0
                                                                          --------   --------   --------
                   Total investment income                                 1,568.1    1,531.1    1,456.7
             Less investment expenses                                         47.3       49.5       47.5
                                                                          --------   --------   --------
                   Net investment income                                  $1,520.8   $1,481.6   $1,409.2
                                                                          ========   ========   ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions)                                                 1999     1998    1997
                                                                          -------   -----   -----

             Securities available-for-sale:
               Fixed maturity securities                                  $(25.0)  $(0.7)  $ 3.6
               Equity securities                                             7.4     2.1     2.7
             Mortgage loans on real estate                                  (0.6)    3.9     1.6
             Real estate and other                                           6.6    23.1     3.2
                                                                          ------   -----   -----
                                                                          $(11.6)  $28.4   $11.1
                                                                          ======   =====   =====

         Fixed maturity securities with an amortized cost of $9.1 million as of December 31, 1999 and $6.5 million as of December 31, 1998 were on deposit with various regulatory agencies as required by law.

(4)      Derivative Financial Instruments

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.

                                                                               (in millions)
                                                                               -------------
            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments          $362.7
               Pay variable/receive fixed rate swaps hedging investments          $ 28.5
               Other contracts hedging investments                                $ 19.1
               Pay variable/receive fixed rate swaps hedging liabilities          $577.2

            Foreign currency swaps
               Hedging foreign currency denominated investments                   $ 14.8
               Hedging foreign currency denominated liabilities                   $577.2

            Interest rate futures contracts                                       $781.6

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(5)      Federal Income Tax

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1999 and 1998 are as follows:

             (in millions)                                                   1999            1998
                                                                             ----            ----
             Deferred tax assets:
               Fixed maturity securities                                    $  5.3          $   --
               Future policy benefits                                        149.5           207.7
               Liabilities in separate accounts                              373.6           319.9
               Mortgage loans on real estate and real estate                  18.5            17.5
               Other assets and other liabilities                             51.1            58.9
                                                                             -----          ------
                 Total gross deferred tax assets                             598.0           604.0
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                             -----          ------
                 Net deferred tax assets                                     591.0           597.0
                                                                             -----          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             724.4           568.7
               Fixed maturity securities                                        --           212.2
               Deferred tax on realized investment gains                      34.7            34.8
               Equity securities and other long-term investments              10.8             9.6
               Other                                                          26.5            21.6
                                                                            ------          ------
                 Total gross deferred tax liabilities                        796.4           846.9
                                                                            ------          ------
                 Net deferred tax liability                                 $205.4          $249.9
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1999, 1998 and 1997.

         The Company's current federal income tax liability was $104.7 million and $72.8 million as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

           (in millions)                    1999      1998      1997
                                           ------    ------    ------

           Currently payable               $ 53.6    $186.1    $121.7
           Deferred tax expense             147.8       4.3      28.5
                                           ------    ------    ------
                                           $201.4    $190.4    $150.2
                                           ======    ======    ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                             1999                     1998                     1997
                                                       ----------------         ----------------         ----------------
         (in millions)                                 Amount       %           Amount        %          Amount        %
                                                       ------      ----         ------      ----         ------      ----

         Computed (expected) tax expense               $212.3      35.0         $195.0      35.0         $150.5      35.0
         Tax exempt interest and dividends
           received deduction                            (7.3)     (1.2)          (4.9)     (0.9)            --        --
         Income tax credits                              (4.3)     (0.7)            --        --             --        --
         Other, net                                       0.7       0.1            0.3       0.1           (0.3)     (0.1)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $201.4      33.2         $190.4      34.2         $150.2      34.9
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $29.8 million, $173.4 million and $91.8 million during the years ended December 31, 1999, 1998 and 1997, respectively.

(6)      Comprehensive Income

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions)                                                 1999       1998       1997
                                                                          -------    ------     ------
             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                     $(665.3)   $ 58.2     $141.1
                Adjustment to deferred policy acquisition costs             167.5     (12.9)     (21.8)
                Related federal income tax (expense) benefit                171.4     (15.9)     (41.7)
                                                                          -------    ------     ------
                   Net                                                     (326.4)     29.4       77.6
                                                                          -------    ------     ------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
                period:
                Gross                                                        17.6      (1.4)      (6.3)
                Related federal income tax expense (benefit)                 (6.2)      0.5        2.2
                                                                          -------    ------     ------
                   Net                                                       11.4      (0.9)      (4.1)
                                                                          -------    ------     ------
             Total Other Comprehensive Income                             $(315.0)   $ 28.5     $ 73.5
                                                                          =======    ======     ======

(7)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

              Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1999                              1998
                                                                ------------------------         -------------------------
                                                                Carrying       Estimated         Carrying       Estimated
               (in millions)                                     amount        fair value         amount        fair value
                                                                ---------      ---------         ---------      ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $15,294.0      $15,294.0         $14,245.1       $14,245.1
                     Equity securities                               92.9           92.9             128.5           128.5
                   Mortgage loans on real estate, net             5,786.3        5,745.5           5,328.4         5,527.6
                   Policy loans                                     519.6          519.6             464.3           464.3
                   Short-term investments                           416.0          416.0             289.1           289.1
                 Cash                                                 4.8            4.8               3.4             3.4
                 Assets held in separate accounts                67,135.1       67,135.1          50,935.8        50,935.8

               Liabilities:
                 Investment contracts                           (16,977.7)     (16,428.6)        (15,468.7)      (15,158.6)
                 Policy reserves on life insurance contracts     (4,883.9)      (4,607.9)         (3,914.0)       (3,768.9)
                 Liabilities related to separate accounts       (67,135.1)     (66,318.7)        (50,935.8)      (49,926.5)

               Derivative financial instruments:
                 Interest rate swaps hedging assets                   4.3            4.3               -               -
                 Interest rate swaps hedging liabilities              -            (24.2)              -               -
                 Foreign currency swaps                             (11.8)         (11.8)              -               -
                 Futures contracts                                    1.3            1.3              (1.3)           (1.3)

(8)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $216.2 million extending into 2000 were outstanding as of December 31, 1999. The Company also had $28.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1999.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. At December 31, 1999, NLIC's credit risk from these derivative financial instruments was $6.1 million.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 23% (22% in 1998) in any geographic area and no more than 2% (2% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999, 39% (42% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $143.6 million and $187.9 million as of December 31, 1999 and 1998, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(9)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $(8.3) million, $2.0 million and $7.5 million, respectively. The Company has recorded a prepaid pension asset of $13.3 million and $5.0 million as of December 31, 1999 and 1998, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $49.6 million and $40.1 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $4.9 million, $4.1 million and $3.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                         Pension Benefits        Postretirement Benefits
                                                                        ------------------       -----------------------
              (in millions)                                               1999       1998         1999            1998
              --------------------------------------------------------- --------   --------      -------         -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                   $2,185.0   $2,033.8      $ 270.1         $ 237.9
              Service cost                                                  80.0       87.6         14.2             9.8
              Interest cost                                                109.9      123.4         17.6            15.4
              Actuarial (gain) loss                                        (95.0)     123.2        (64.4)           15.6
              Plan settlement in 1999/curtailment in 1998                 (396.1)    (107.2)          --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.6)
              Acquired companies                                              --         --         13.3              --
                                                                        --------   --------      -------         -------
              Benefit obligation at end of year                          1,811.4    2,185.0        239.8           270.1
                                                                        --------   --------      -------         -------
              Change in plan assets:
              Fair value of plan assets at beginning of year             2,541.9    2,212.9         77.9            69.2
              Actual return on plan assets                                 161.8      300.7          3.5             5.0
              Employer contribution                                         12.4      104.1         20.9            12.1
              Plan settlement                                             (396.1)        --           --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.4)
                                                                        --------   --------      -------         -------
              Fair value of plan assets at end of year                   2,247.6    2,541.9         91.3            77.9
                                                                        --------   --------      -------         -------

              Funded status                                                436.2      356.9       (148.5)         (192.2)
              Unrecognized prior service cost                               28.2       31.5           --              --
              Unrecognized net (gains) losses                             (402.0)    (345.7)       (46.7)           16.0
              Unrecognized net (asset) obligation at transition             (7.7)     (11.0)         1.1             1.3
                                                                        --------   --------      -------         -------
              Prepaid (accrued) benefit cost                            $   54.7   $   31.7      $(194.1)        $(174.9)
                                                                        ========   ========      =======         =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                    Pension Benefits        Postretirement Benefits
                                                                    ----------------        -----------------------
                                                                    1999        1998         1999             1998
                                                                    ----        ----        -------          ------

              Weighted average discount rate                        7.00%       5.50%        7.80%            6.65%
              Rate of increase in future compensation levels        5.25%       3.75%          --               --
              Assumed health care cost trend rate:
                    Initial rate                                      --          --        15.00%           15.00%
                    Ultimate rate                                     --          --         5.50%            8.00%
                    Uniform declining period                          --          --        5 Years         15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

              (in millions)                                                              1999       1998          1997
              --------------------------------------------------------------------------------   -----------   ------------
              Service cost (benefits earned during the period)                         $  80.0      $  87.6      $   77.3
              Interest cost on projected benefit obligation                              109.9        123.4         118.6
              Expected return on plan assets                                            (160.3)      (159.0)       (139.0)
              Recognized gains                                                            (9.1)        (3.8)           --
              Amortization of prior service cost                                           3.2          3.2           3.2
              Amortization of unrecognized transition obligation (asset)                  (1.4)         4.2           4.2
                                                                                       -------      -------      --------
                                                                                       $  22.3      $  55.6      $   64.3
                                                                                       =======      =======      ========

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees . A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                           1999          1998          1997
                                                                          ------        -----         -----
             Weighted average discount rate                               6.08%         6.00%         6.50%
             Rate of increase in future compensation levels               4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets             7.33%         7.25%         7.25%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

             (in millions)                                                              1999          1998          1997
                                                                                         -------   -----------   -----------
             Service cost (benefits attributed to employee service during the year)      $14.2         $ 9.8         $ 7.0
             Interest cost on accumulated postretirement benefit obligation               17.6          15.4          14.0
             Actual return on plan assets                                                 (3.5)         (5.0)         (3.6)
             Amortization of unrecognized transition obligation of affiliates              0.6           0.2           0.2
             Net amortization and deferral                                                (1.8)          1.2          (0.5)
                                                                                         -----         -----         -----
                                                                                         $27.1         $21.6         $17.1
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:


                                                               1999      1998       1997
                                                             -------    ------     ------

               Discount rate                                 6.65%      6.70%      7.25%
               Long term rate of return on plan
                   assets, net of tax                        7.15%      5.83%      5.89%
               Assumed health care cost trend rate:
                   Initial rate                             15.00%     12.00%     11.00%
                   Ultimate rate                             5.50%      6.00%      6.00%
                   Uniform declining period                 5 Years   12 Years   12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1999, 1998 and 1997 was $1.35 billion, $1.32 billion and $1.13 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1999, 1998 and 1997 was $276.2 million, $171.0 million and $111.7 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999 $40.2 million of dividends could be paid by NLIC without prior approval.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates

         During second quarter 1999 the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to year to date net income.

         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 1999, 1998 and 1997 were $193.0 million, $216.9 million, and $315.3 million, respectively, while benefits, claims and expenses ceded were $216.9 million, $259.3 million, and $326.6 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $124.1 million, $95.0 million, and $85.8 million, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $9.9 million, $8.0 million and $8.4 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $411.7 million and $248.4 million as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         As part of certain restructuring activities that occurred prior to the March 1997 IPO, the Company paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELOW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, the Company paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1999 were $56.0 million, $60.0 million and $66.1 million, respectively.

(12)     Bank Lines of Credit

         NFS, NLIC and NMIC are parties to a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by any party. NFS, NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. As of December 31, 1999 the Company had no amounts outstanding under the agreement.

(13)     Contingencies

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(14)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary, revenues and expenses related to group annuity contracts sold to Nationwide Insurance employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

         During 1999 the Company revised the allocation of net investment income among its Life Insurance and Corporate and Other segments. Also, certain amounts previously reported as other income were reclassified to operating expense. Amounts reported for prior periods have been restated to reflect these changes.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                                  Variable      Fixed        Life      Corporate
         (in millions)                            Annuities    Annuities   Insurance   and Other      Total
         ------------------------------------     ---------    ---------   ---------   ---------    ---------
         1999:
         Net investment income (1)                $   (41.5)   $ 1,134.5    $  253.1    $  174.7    $ 1,520.8
         Other operating revenue                      668.2         43.4       393.0        77.8      1,182.4
                                                  ---------    ---------    --------    --------    ---------
            Total operating revenue (2)               626.7      1,177.9       646.1       252.5      2,703.2
                                                  ---------    ---------    --------    --------    ---------
         Interest credited to policyholder
            account balances                             --        837.5       130.5       128.3      1,096.3
         Amortization of deferred policy
            acquisition costs                         162.8         49.7        60.1          --        272.6
         Other benefits and expenses                  173.6        113.5       334.7        94.4        716.2
                                                  ---------    ---------    --------    --------    ---------
            Total expenses                            336.4      1,000.7       525.3       222.7      2,085.1
                                                  ---------    ---------    --------    --------    ---------
         Operating income before
            federal income tax                        290.3        177.2       120.8        29.8        618.1
         Realized losses on investments                  --           --          --       (11.6)       (11.6)
                                                  ---------    ---------    --------    --------    ---------
         Consolidated income before
            federal tax expense                   $   290.3    $   177.2    $  120.8    $   18.2    $   606.5
                                                  =========    =========    ========    ========    =========
         Assets as of year end                    $62,599.7    $17,134.8    $6,616.7    $6,324.7    $92,675.9
                                                  =========    =========    ========    ========    =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                    Variable           Fixed            Life         Corporate
         (in millions)                              Annuities         Annuities       Insurance       and Other         Total
         ------------------------------------       ---------         ---------       ---------       ---------       ---------
         1998:
         Net investment income (1)                  $   (31.3)        $ 1,116.6        $  225.6        $  170.7        $ 1,481.6
         Other operating revenue                        532.9              35.7           318.5            78.6            965.7
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 501.6           1,152.3           544.1           249.3          2,447.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             828.6           115.4           125.0          1,069.0
         Amortization of deferred policy
            acquisition costs                           123.9              44.2            46.4              --            214.5
         Other benefits and expenses                    159.3             104.2           293.5            78.1            635.1
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              283.2             977.0           455.3           203.1          1,918.6
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 218.4             175.3            88.8            46.2            528.7
         Realized gains on investments                     --                --              --            28.4             28.4
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   218.4         $   175.3        $   88.8        $   74.6        $   557.1
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $47,668.7         $15,215.7        $5,187.6        $6,270.1        $74,342.1
                                                    =========         =========        ========        ========        =========

         1997:
         Net investment income (1)                  $   (26.8)        $ 1,098.2        $  184.9        $  152.9        $ 1,409.2
         Other operating revenue                        413.9              43.2           283.4            56.6            797.1
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 387.1           1,141.4           468.3           209.5          2,206.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             823.4            78.5           114.7          1,016.6
         Amortization of deferred policy
            acquisition costs                            87.8              39.8            39.6              --            167.2
         Benefits and expenses                          148.4             108.7           283.5            63.1            603.7
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              236.2             971.9           401.6           177.8          1,787.5
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 150.9             169.5            66.7            31.7            418.8
         Realized gains on investments                     --              --                --            11.1             11.1
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   150.9         $   169.5        $   66.7        $   42.8        $   429.9
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $35,278.7         $14,436.3        $3,901.4        $6,174.3        $59,790.7
                                                    =========         =========        ========        ========        =========

----------
        (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.
        (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

Item 24.   FINANCIAL STATEMENTS AND EXHIBITS

           (a)     Financial Statements:

               (1) Financial statements included in
                   Prospectus (Part A):

                   Condensed Financial Information

               (2) Financial statements included in Part B:

                   Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).


           NACo Variable Account:

                   Independent Auditors' Report.

                   Statements of Assets, Liabilities
                   and Contract Owners' Equity as of
                   December 31, 1999.

                   Statements of Operations for the years ended December 31, 1999, and 1998.

                   Statements of Changes in Contract Owners' Equity for the years ended December 31, 1999 and 1998.

                   Notes to Financial Statements.

 .          Nationwide Life Insurance Company and Subsidiaries:

                   Independent Auditors' Report.

                   Consolidated Balance Sheets as of December 31, 1999 and 1998.

                   Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997.

                   Consolidated Statements of Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997.

                   Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997.

                   Notes to Consolidated Financial Statements.

  Item 24.  (b) Exhibits

     (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant, adopted September 7, 1988 - Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.

     (2)  Not Applicable


     (3)  Attached hereto.


     (4) The form of the variable annuity contract - Filed previously with pre-effective Amendment No.1 to the registration statement (file No. 33-33425), and hereby incorporated by reference.

     (5) Variable Annuity Application - Filed previously with pre-effective Amendment No.1 to the registration statement (file No. 33-33425), and hereby incorporated by reference.

     (6) Articles of Incorporation of Depositor. - Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.

     (7)  Not Applicable

     (8)  Not Applicable

     (9) Opinion of Counsel - Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.

     (10) Not Applicable

     (11) Not Applicable

     (12) Not Applicable

     (13) Performance Advertising Calculation Schedule - Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR


                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365-6107

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH  43701

                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH  45135

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          301 East Marshall Street
                          Marshall, MN  56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH  44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                        Chairman and Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH  43025

                          Yvonne L. Montgomery                                   Director
                          Xerox Corporation
                          Suite 200
                          1401 H Street NW
                          Washington, DC 20005-2110

                          Ralph M. Paige                                         Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          1767D Westwood Avenue
                          Alliance, OH  44601

                          Richard D. Headley                         Executive Vice President - Chief
                          One Nationwide Plaza                        Information Technology Officer
                          Columbus, OH 43215

                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward, Jr.                        Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215

                          James E. Brock                            Senior Vice President - Corporate
                          One Nationwide Plaza                                  Development
                          Columbus, OH  43215

                          Charles A. Bryan                               Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Property and Casualty
                          Columbus, OH 43215

                          John R. Cook, Jr.                              Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH  43215

                          David A. Diamond                               Senior Vice President -
                          One Nationwide Plaza                             Corporate Controller
                          Columbus, OH 43215

                          Philip C. Gath                                 Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Nationwide Financial
                          Columbus, OH  43215

                          Patricia R. Hatler                              Senior Vice President,
                          One Nationwide Plaza                         General Counsel and Secretary
                          Columbus, OH 43215

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          David K. Hollingsworth                         Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          David R. Jahn                                  Senior Vice President -
                          One Nationwide Plaza                             Commercial Insurance
                          Columbus, OH 43215

                          Donna A James                             Senior Vice President - Chief Human
                          One Nationwide Plaza                               Resources Officer
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Gregory S. Lashutka                            Senior Vice President -
                          One Nationwide Plaza                              Corporate Relations
                          Columbus, OH 43215

                          Edwin P. McCausland, Jr.                       Senior Vice President -
                          One Nationwide Plaza                            Fixed Income Securities
                          Columbus, OH 43215

                          Mark D. Phelan                                 Senior Vice President -
                          One Nationwide Plaza                            Technology Services
                          Columbus, OH 43215

                          Douglas C. Robinette                            Senior Vice President -
                          One Nationwide Plaza                          Claims and Finance Services
                          Columbus, OH  43215

                          Mark R. Thresher                               Senior Vice President -
                          One Nationwide Plaza                        Finance - Nationwide Financial
                          Columbus, OH 43215

                          Richard M. Waggoner                            Senior Vice President -
                          One Nationwide Plaza                                  Operations
                          Columbus, OH 43215

                          Susan A. Wolken                             Senior Vice President - Product
                          One Nationwide Plaza                          Management and Nationwide
                          Columbus, OH  43215                               Financial Marketing


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

           *    Subsidiaries for which separate financial statements are filed

           ** Subsidiaries included in the respective consolidated financial statements

           *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

           **** other subsidiaries

-----------------------------------------------------------------------------------------------------------------------------------
          COMPANY                          STATE/COUNTRY OF     NO. VOTING SECURITIES                PRINCIPAL BUSINESS
                                            ORGANIZATION         (SEE ATTACHED CHART)
                                                               UNLESS OTHERWISE INDICATED
-----------------------------------------------------------------------------------------------------------------------------------
The 401(k) Companies, Inc.               Texas                                               Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
The 401(k) Company                       Texas                                               Third-party administrator for 401(k)
                                                                                             plans
-----------------------------------------------------------------------------------------------------------------------------------
401(k) Investment Advisors, Inc.         Texas                                               Investment advisor registered with the
                                                                                             SEC
-----------------------------------------------------------------------------------------------------------------------------------
401(k) Investments Services, Inc.        Texas                                               NASD registered broker-dealer
-----------------------------------------------------------------------------------------------------------------------------------
Affiliate Agency, Inc.                   Delaware                                            Insurance agency marketing life
                                                                                             insurance & annuity products through
                                                                                             financial institutions
-----------------------------------------------------------------------------------------------------------------------------------
Affiliate Agency of Ohio, Inc.           Ohio                                                Insurance agency marketing life
                                                                                             insurance & annuity products through
                                                                                             financial institutions
-----------------------------------------------------------------------------------------------------------------------------------
AID Finance Services, Inc.               Iowa                                                Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
ALLIED General Agency Company            Iowa                                                Managing general agent and surplus
                                                                                             lines broker for property & casualty
                                                                                             insurance products
-----------------------------------------------------------------------------------------------------------------------------------
ALLIED Group, Inc.                       Iowa                                                Property & casualty holding company
-----------------------------------------------------------------------------------------------------------------------------------
ALLIED Group Insurance Marketing         Iowa                                                Direct marketer for property and
Company                                                                                      casualty insurance products
-----------------------------------------------------------------------------------------------------------------------------------
ALLIED Group Merchant Banking            Iowa                                                Broker-Dealer
Corporation
-----------------------------------------------------------------------------------------------------------------------------------
ALLIED Property and Casualty Insurance   Iowa                                                Underwrites general property &
Company                                                                                      casualty insurance
-----------------------------------------------------------------------------------------------------------------------------------
Allnations, Inc.                         Ohio                                                Promotes international cooperative
                                                                                             insurance organizations
-----------------------------------------------------------------------------------------------------------------------------------
AMCO Insurance Company                   Iowa                                                Underwrites general property &
                                                                                             casualty insurance
-----------------------------------------------------------------------------------------------------------------------------------
American Marine Underwriters, Inc.       Florida                                             Underwriting manager for ocean cargo
                                                                                             and bulk insurance
-----------------------------------------------------------------------------------------------------------------------------------
Auto Direkt Insurance Company            Germany                                             Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
Cal-Ag Insurance services, Inc.          California                                          Captive insurance brokerage firm
-----------------------------------------------------------------------------------------------------------------------------------
CalFarm Insurance Agency                 California                                          Former marketing company for
                                                                                             traditional agent producers of CalFarm
                                                                                             Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
CalFarm Insurance Company                California                                          Multi-line insurance company
-----------------------------------------------------------------------------------------------------------------------------------
Caliber Funding                          Delaware                                            A limited purpose corporation
-----------------------------------------------------------------------------------------------------------------------------------
Colonial County Mutual Insurance         Texas                                               Insurance Company
Company
-----------------------------------------------------------------------------------------------------------------------------------
Columbus Insurance Brokerage and         Germany                                             General service insurance broker
Service GmbH
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          COMPANY                          STATE/COUNTRY OF     NO. VOTING SECURITIES                PRINCIPAL BUSINESS
                                            ORGANIZATION         (SEE ATTACHED CHART)
                                                               UNLESS OTHERWISE INDICATED
-----------------------------------------------------------------------------------------------------------------------------------
Cooperative Service Company              Nebraska                                            Insurance agency that sells and
                                                                                             services commercial insurance
-----------------------------------------------------------------------------------------------------------------------------------
Depositors Insurance Company             Iowa                                                Underwrites property & casualty
                                                                                             insurance
-----------------------------------------------------------------------------------------------------------------------------------
eNationwide, LLC                         Ohio                                                A limited liability company to provide
                                                                                             administrative services to
                                                                                             Nationwide's direct operations
-----------------------------------------------------------------------------------------------------------------------------------
Excaliber Funding Corporation            Delaware                                            Limited purpose corporation
-----------------------------------------------------------------------------------------------------------------------------------
F&B, Inc.                                Iowa                                                Insurance Agency
-----------------------------------------------------------------------------------------------------------------------------------
Farmland Mutual Insurance Company        Iowa                                                Mutual Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency   Alabama                                             Insurance agency marketing life
of Alabama, Inc.                                                                             insurance and annuity products through
                                                                                             financial institutions
-----------------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency   Ohio                                                Insurance marketing life insurance and
of Ohio, Inc.                                                                                annuity products through financial
                                                                                             institutions
-----------------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency   Oklahoma                                            Insurance marketing life insurance and
of Oklahoma, Inc.                                                                            annuity products through financial
                                                                                             institutions
-----------------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency   Texas                                               Insurance marketing life insurance and
of Texas, Inc.                                                                               annuity products through financial
                                                                                             institutions
-----------------------------------------------------------------------------------------------------------------------------------
*Financial Horizons Investment Trust     Massachusetts                                       Diversified, open-end investment
                                                                                             company
-----------------------------------------------------------------------------------------------------------------------------------
Financial Horizons Securities            Oklahoma                                            Limited broker-dealer doing business
Corporation                                                                                  solely in the financial institution
                                                                                             market
-----------------------------------------------------------------------------------------------------------------------------------
GatesMcDonald Health Plus Inc.           Ohio                                                Managed Care Organization
-----------------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company                Ohio                                                Services employers for managing
                                                                                             workers' and unemployment compensation
                                                                                             matters
-----------------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company of Nevada      Nevada                                              Self-insurance administration, claims
                                                                                             examinations and data processing
                                                                                             services
-----------------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company of             New York                                            Workers' compensation/self-insured
New York, Inc.                                                                               claims administration services to
                                                                                             employers with exposure in New York
-----------------------------------------------------------------------------------------------------------------------------------
Insurance Intermediaries, Inc.           Ohio                                                Insurance agency providing commercial
                                                                                             property & casualty brokerage services
-----------------------------------------------------------------------------------------------------------------------------------
Irvin L. Schwartz and Associates, Inc.   Ohio                                                Insurance Agency
-----------------------------------------------------------------------------------------------------------------------------------
Landmark Financial Services of New       New York                                            Insurance agency marketing life
York, Inc.                                                                                   insurance and annuity products through
                                                                                             financial institutions
-----------------------------------------------------------------------------------------------------------------------------------
Leben Direkt Insurance Company           Germany                                             Life insurance through direct mail

-----------------------------------------------------------------------------------------------------------------------------------
          COMPANY                          STATE/COUNTRY OF     NO. VOTING SECURITIES                PRINCIPAL BUSINESS
                                            ORGANIZATION         (SEE ATTACHED CHART)
                                                               UNLESS OTHERWISE INDICATED
-----------------------------------------------------------------------------------------------------------------------------------
Lone Star General Agency, Inc.           Texas                                               General agent to market non-standard
                                                                                             automobile and motorcycle insurance
                                                                                             for Colonial Mutual Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
MedProSolutions, Inc.                    Massachusetts                                       Provides third-party administration
                                                                                             services for workers compensation,
                                                                                             automobile injury and disability claim
-----------------------------------------------------------------------------------------------------------------------------------
Midwest Printing Services, Ltd.          Iowa                                                General printing services
-----------------------------------------------------------------------------------------------------------------------------------
Morley & Associates, Inc.                Oregon                                              Insurance brokerage
-----------------------------------------------------------------------------------------------------------------------------------
Morley Capital Management, Inc.          Oregon                                              Investment adviser and stable value
                                                                                             money management
-----------------------------------------------------------------------------------------------------------------------------------
Morley Financial Services, Inc.          Oregon                                              Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
Morley Research Associates, Ltd.         Delaware                                            Credit research consulting
-----------------------------------------------------------------------------------------------------------------------------------
**MRM Investments, Inc.                  Ohio                                                Owns and operates a recreational ski
                                                                                             facility
-----------------------------------------------------------------------------------------------------------------------------------
**National Casualty Company              Wisconsin                                           Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
National Casualty Company of America,    England                                             Insurance Company
Ltd.
-----------------------------------------------------------------------------------------------------------------------------------
National Deferred Compensation, Inc.     Ohio                                                Administers deferred compensation
                                                                                             plans for public employees
-----------------------------------------------------------------------------------------------------------------------------------
**National Premium and Benefit           Delaware                                            Provides third-party administration
Administration Company                                                                       services
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Advisory Services, Inc.       Ohio                                                Registered broker-dealer providing
                                                                                             investment management and
                                                                                             administrative services
-----------------------------------------------------------------------------------------------------------------------------------
**Nationwide Agency, Inc.                Ohio                                                Insurance Agency
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Agribusiness Insurance        Iowa                                                Provides property & casualty insurance
Company                                                                                      primarily to agricultural business
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Arena, LLC                    Ohio                                                A limited liability company related to
                                                                                             arena development
-----------------------------------------------------------------------------------------------------------------------------------
*Nationwide Asset Allocation Trust       Ohio                                                Diversified open-end investment compan
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Assurance Company             Wisconsin                                           Underwrites non-standard automobile
                                                                                             and motorcycle insurance
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Cash Management Company       Ohio                                                Investment Securities Agent
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          COMPANY                          STATE/COUNTRY OF     NO. VOTING SECURITIES                PRINCIPAL BUSINESS
                                            ORGANIZATION         (SEE ATTACHED CHART)
                                                               UNLESS OTHERWISE INDICATED
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Corporation                   Ohio                                                Holding company for entities
                                                                                             affiliated with Nationwide Mutual
                                                                                             Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Exclusive Distribution        Ohio                                                A limited liability company providing
Company, LLC                                                                                 agency support services to Nationwide
                                                                                             exclusive agents
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Assignment Company  Ohio                                                An assignment company to administer
                                                                                             structured settlement business
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution         Delaware                                            Insurance Agency
Distributors Agency, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution         New Mexico                                          Insurance Agency
Distributors Agency, Inc. of New Mexico
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution         Massachusetts                                       Insurance Agency
Distributors Agency, Inc. of
Massachusetts
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services            Bermuda                                             Long-term insurer which issued
(Bermuda) Ltd.                                                                               variable annuity and variable life
                                                                                             products to persons outside the U.S. &
                                                                                             Bermuda
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services Capital    Delaware                                            Trust which issues and sells
Trust                                                                                        securities & uses proceeds to acquire
                                                                                             debentures
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services Capital    Delaware                                            Trust which issues and sells
Trust II                                                                                     securities & uses proceeds to acquire
                                                                                             debentures
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.      Delaware                                            Holding Company for entities
                                                                                             associated with Nationwide Mutual
                                                                                             Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Foundation                    Ohio                                                Not-for profit corporation
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide General Insurance Company     Ohio                                                Primarily provides automobile and fire
                                                                                             insurance to select customers
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Finance, LLC           Ohio                                                Act as a support company for
                                                                                             Nationwide Global Holdings, Inc. & its
                                                                                             international capitalization efforts
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Funds                  Cayman Islands                                      Exempted company with limited
                                                                                             liability for purpose of issuing
                                                                                             investment shares to segregated asset
                                                                                             accounts of Nationwide Financial
                                                                                             Services (Bermuda) Ltd. and to
                                                                                             non-U.S. resident investors
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings, Inc.         Ohio                                                Holding Company for Nationwide
                                                                                             Insurance Enterprise international
                                                                                             operations
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                                      Analyze European market of life
Luxembourg Branch                        Luxembourg                                          insurance
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          COMPANY                          STATE/COUNTRY OF     NO. VOTING SECURITIES                PRINCIPAL BUSINESS
                                            ORGANIZATION         (SEE ATTACHED CHART)
                                                               UNLESS OTHERWISE INDICATED
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings-Hong Kong,    Hong Kong                                           Primarily a holding company for
Limited                                                                                      Nationwide Global Holdings, Inc. Asian
                                                                                             operations
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings-NGH Brasil    Brazil                                              Holding company
Participacoes LTDA
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Health Plans, Inc.            Ohio                                                Health insuring organization
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Home Mortgage Company         Iowa                                                Mortgage lendor
-----------------------------------------------------------------------------------------------------------------------------------
*Nationwide Indemnity Company            Ohio                                                Reinsurance company assuming business
                                                                                             from Nationwide Mutual Insurance
                                                                                             Company and other insurers within the
                                                                                             Nationwide Insurance Enterprise
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Company of America  Wisconsin                                           Independent agency personal lines
                                                                                             underwriter of property & casualty
                                                                                             insurance
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Company of Florida  Ohio                                                Transacts general insurance business
                                                                                             except life insurance
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Golf                Ohio                                                Not-for-profit corporation
Charities, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide International Underwriters    California                                          Special risks, excess & surplus lines
                                                                                             underwriting manager
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Investing Foundation          Michigan                                            Provide investors with continuous
                                                                                             source of investment under management
                                                                                             of trustees
-----------------------------------------------------------------------------------------------------------------------------------
*Nationwide Investing Foundation II      Massachusetts                                       Diversified, open-end investment
                                                                                             company
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Investment Services           Oklahoma                                            Registered broker-dealer
Corporation
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Investors Services, Inc.      Ohio                                                Stock Transfer Agent
-----------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life and Annuity            Ohio                                                Life Insurance Company
Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life Insurance Company      Ohio                                                Life Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Lloyds                        Texas                                               Commercial property insurance in Texas
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Management Systems, Inc.      Ohio                                                Preferred provider organization,
                                                                                             products and related services
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Fire Insurance         Ohio                                                Mutual Insurance Company
Company
-----------------------------------------------------------------------------------------------------------------------------------
*Nationwide Mutual Funds                 Ohio                                                Diversified, open-end investment
                                                                                             company
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Insurance Company      Ohio                                                Mutual Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          COMPANY                          STATE/COUNTRY OF     NO. VOTING SECURITIES                PRINCIPAL BUSINESS
                                            ORGANIZATION         (SEE ATTACHED CHART)
                                                               UNLESS OTHERWISE INDICATED
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Properties, Ltd.              Ohio                                                Develop, own and operate real estate
                                                                                             and real estate investments
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Property and Casualty         Ohio                                                Insurance Company
Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Realty Investors, Inc.        Ohio                                                Develop, own and operate real estate
                                                                                             and real estate investments
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Delaware                                            Market and administer deferred
                                                                                             compensation plans for public employees
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Alabama                                             Market and administer deferred
of Alabama                                                                                   compensation plans for public employees
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Arizona                                             Market and administer deferred
of Arizona                                                                                   compensation plans for public employees
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Arkansas                                            Market and administer deferred
of Arkansas                                                                                  compensation plans for public employees
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Montana                                             Market and administer deferred
of Montana                                                                                   compensation plans for public employees
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Nevada                                              Market and administer deferred
of Nevada                                                                                    compensation plans for public employees
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    New Mexico                                          Market and administer deferred
of New Mexico                                                                                compensation plans for public employees
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Ohio                                                Market variable annuity contracts to
of Ohio                                                                                      members of the National Education
                                                                                             Association in the state of Ohio
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Oklahoma                                            Market variable annuity contracts to
of Oklahoma                                                                                  members of the National Education
                                                                                             Association in the state of Oklahoma
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    South Dakota                                        Market and administer deferred
of South Dakota                                                                              compensation plans for public employees
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Texas                                               Market and administer deferred
of Texas                                                                                     compensation plans for public employees
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Wyoming                                             Market variable annuity contracts to
of Wyoming                                                                                   members of the National Education
                                                                                             Association in the state of Wyoming
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          COMPANY                          STATE/COUNTRY OF     NO. VOTING SECURITIES                PRINCIPAL BUSINESS
                                            ORGANIZATION         (SEE ATTACHED CHART)
                                                               UNLESS OTHERWISE INDICATED
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions          Massachusetts                                       Market and administer deferred
Insurance Agency Inc.                                                                        compensation plans for public employees
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Seguradora S.A.               Brazil                                              Engage in elementary, health & life
                                                                                             insurance; private open pension and
                                                                                             wealth concession plans
-----------------------------------------------------------------------------------------------------------------------------------
*Nationwide Separate Account Trust       Massachusetts                                       Diversified, open-end investment
                                                                                             company
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Services Company, LLC.        Ohio                                                Single member limited liability
                                                                                             company performing shared services
                                                                                             functions for the Nationwide Insurance
                                                                                             Enterprise
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Trust Company, FSB            United States                                       Federal savings bank chartered by the
                                                                                             Office of Thrift Supervision in U.S.
                                                                                             Department of Treasury to exercise
                                                                                             custody & fiduciary powers
-----------------------------------------------------------------------------------------------------------------------------------
Neckura Holding Company                  Germany                                             Administrative services for Neckura
                                                                                             Insurance Group
-----------------------------------------------------------------------------------------------------------------------------------
Neckura Insurance Company                Germany                                             Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
Neckura Life Insurance Company           Germany                                             Life and health insurance company
-----------------------------------------------------------------------------------------------------------------------------------
Nevada Independent                       Nevada                                              Workers' compensation administrative
Companies-Construction                                                                       services to Nevada employers in the
                                                                                             construction industry
-----------------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-Health      Nevada                                              Workers' compensation administrative
and Nonprofit                                                                                services to Nevada employers in health
                                                                                             & nonprofit industries
-----------------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-            Nevada                                              Workers' compensation administrative
Hospitality and Entertainment                                                                services to Nevada employers in the
                                                                                             hospitality & entertainment industries
-----------------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-            Nevada                                              Workers' compensation administrative
Manufacturing, Transportation and                                                            services to Nevada employers in the
Distribution                                                                                 manufacturing, transportation and
                                                                                             distribution industries
-----------------------------------------------------------------------------------------------------------------------------------
NFS Distributors, Inc.                   Delaware                                            Holding company for Nationwide
                                                                                             Financial Services, Inc. distribution
                                                                                             companies
-----------------------------------------------------------------------------------------------------------------------------------
NGH Luxembourg, S.A                      Luxembourg                                          Acts primarily as holding company for
                                                                                             Nationwide Global Holdings, Inc.
                                                                                             European operations
-----------------------------------------------------------------------------------------------------------------------------------
NGH Netherlands, B.V.                    The Netherlands                                     Holding company for other overseas
                                                                                             companies
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          COMPANY                          STATE/COUNTRY OF     NO. VOTING SECURITIES                PRINCIPAL BUSINESS
                                            ORGANIZATION         (SEE ATTACHED CHART)
                                                               UNLESS OTHERWISE INDICATED
-----------------------------------------------------------------------------------------------------------------------------------
NGH UK, Ltd.                             United Kingdom                                      Assist Nationwide Global Holdings,
                                                                                             Inc. with European operations and
                                                                                             marketing
-----------------------------------------------------------------------------------------------------------------------------------
Northpointe Capital LLC                  Delaware                                            Limited liability company for
                                                                                             investments
-----------------------------------------------------------------------------------------------------------------------------------
PanEuroLife                              Luxembourg                                          Life Insurance company providing
                                                                                             individual life insurance primarily in
                                                                                             the UK, Belgium and France
-----------------------------------------------------------------------------------------------------------------------------------
Pension Associates, Inc.                 Wisconsin                                           Pension plan administration and record
                                                                                             keeping services
-----------------------------------------------------------------------------------------------------------------------------------
Portland Investment Services, Inc.       Oregon                                              NASD registered broker-dealer
-----------------------------------------------------------------------------------------------------------------------------------
Premier Agency, Inc.                     Iowa                                                Insurance Agency
-----------------------------------------------------------------------------------------------------------------------------------
Riverview Agency, Inc.                   Texas                                               Has a pending application to become a
                                                                                             licensed insurance agency with the
                                                                                             Texas Department of Insurance
-----------------------------------------------------------------------------------------------------------------------------------
Scottsdale Indemnity Company             Ohio                                                Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
Scottsdale Insurance Company             Ohio                                                Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
Scottsdale Surplus Lines Insurance       Arizona                                             Provides excess and surplus lines
Company                                                                                      insurance coverage on a non-admitted
                                                                                             basis
-----------------------------------------------------------------------------------------------------------------------------------
SVM Sales GmbH, Neckura Insurance Group  Germany                                             Recruits and supervises external sales
                                                                                             partners who obtain new business for
                                                                                             the Neckura Group as well as to offer
                                                                                             financial services
-----------------------------------------------------------------------------------------------------------------------------------
Union Bond & Trust Company               Oregon                                              Oregon state bank with trust powers
-----------------------------------------------------------------------------------------------------------------------------------
Villanova Capital, Inc.                  Delaware                                            Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
Villanova Mutual Fund Capital Trust      Delaware                                            Trust designed to act as a registered
                                                                                             investment advisor
-----------------------------------------------------------------------------------------------------------------------------------
Villanova SA Capital Trust               Delaware                                            Trust designed to act as a registered
                                                                                             investment advisor
-----------------------------------------------------------------------------------------------------------------------------------
Western Heritage Insurance Company       Arizona                                             Underwrites excess and surplus lines
                                                                                             of property and casualty insurance
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          COMPANY                             STATE/COUNTRY OF      NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                ORGANIZATION        (SEE ATTACHED CHART)
                                                                  UNLESS OTHERWISE INDICATED
-----------------------------------------------------------------------------------------------------------------------------------
*   MFS Variable Account                            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   NACo Variable Account                           Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide DC Variable Account                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
    Nationwide DCVA-II                              Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Separate Account No. 1                          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide Multi-Flex Variable Account          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide VA Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                  Separate Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide VA Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                  Separate Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide VA Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                  Separate Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account                     Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account-II                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account-3                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account-4                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account-5                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account-6                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide Fidelity Advisor Variable            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
    Account                                                       Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account-8                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account-9                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account-10                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
    Nationwide Variable Account-11                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|      ALLIED GROUP       |           |         ALLIED          |       |                          |
|    MERCHANT BANKING     |           |       GROUP, INC.       |       |                          |
|      CORPORATION        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 10,000     |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%         $150,055    |   |       |100%       $243,344,521  |   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 500,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI 100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         MIDWEST         |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    PRINTING SERVICES,   |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           LTD.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-80%                   |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  ------------------------------------------                                              ------------------------------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |--------------------------------------------------------------|-------------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            -----------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |Guaranty Fund                 |        |   |                              |            |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
         |Certificate                   |   |    |---|------------     Shares       |         |--|------------     Shares       |
         |-----------                   |   |    |   |                              |         |  |                              |
         |                 Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $142,943,140 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
         |                              |   |    |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |         |  |                              |
         |------------                  |   |    |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
         |                              |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |   |    |   |                              |         |  |                              |
         |                 ----         |   |    |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |         |  |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |         |  |Neckura-100%     DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |         |  |         NECKURA LIFE         |
         |           COMPANY            |   |    |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |                              |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:    4,000        |
         |                              |        |   |------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |            |                              |            |                              |
         |                 ----         |        |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |        |   |                 ----         |         |  |                 ----         |
         |Mutual-100%      $3,506,173   |        |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%     DM 15,825,681|
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |         |  |      COLUMBUS INSURANCE      |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |         |  |    BROKERAGE AND SERVICE     |
         |             (SIC)            |        |   |                              |         |  |             GmbH             |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |         |  |Common Stock:    1 Share      |
     |---|------------     Shares       |--------|---|------------     Shares       |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                              |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |         |  |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |         |  |Neckura-100%     DM 51,639    |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital                 |         |  |                              |
     |   |                              |        |   |-------------                 |         |  |                              |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |         |  |                              |
     |   --------------------------------        |   -------------------------------          |  --------------------------------
     |                                           |                                            |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |         |  |         LEBEN DIREKT         |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |         |  |                              |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |         |  |Common Stock:    4,000 Shares |
     |---|------------     Shares       |        ----|  -------------               |         |--|------------                  |
     |   |                              |            |                              |         |  |                              |
     |   |                 Cost         |            |                 Cost         |         |  |                 Cost         |
     |   |                 ----         |            |                 ----         |         |  |                 ----         |
     |   |SIC-100%         $6,000,000   |            |Casualty-100%    $67,442,439  |         |  |Neckura-100%     DM 4,000,000 |
     |   |                              |            |                              |         |  |                              |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |                                                               |                        |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |   |      NATIONAL PREMIUM &      |            |     NCC OF AMERICAN, LTD.    |         |  |          AUTO DIREKT         |
     |   |    BENEFIT ADMINISTRATION    |            |           (INACTIVE)         |         |  |        INSURANCE COMPANY     |
     |   |           COMPANY            |            |                              |         |  |                              |
     |   |Common Stock:    10,000       |            |                              |         |  |Common Stock:    1500  Shares |
     |---|------------     Shares       |            |                              |         |--|------------                  |
     |   |                              |            |                              |         |  |                              |
     |   |                 Cost         |            |                              |         |  |                 Cost         |
     |   |                 ----         |            |                              |         |  |                 ----         |
     |   |SIC-100%         $10,000      |            |NC-100%                       |         |  |Neckura-100%     DM 1,643,149 |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |                                                                                        |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |   |            WESTERN    .      |            |           SUN DIRECT         |         |  |           SVM SALES          |
     |   |       HERITAGE INSURANCE     |            |        VERSICHERUNGS -       |         |  |             GmbH             |
     |   |            COMPANY           |            |       AKTIENGESCLISCHAFT     |         |  |                              |
     |   |Common Stock:    4,776,076    |            |Common Stock:    1 Share      |         |  |Common Stock:    50 Shares    |
     |---|------------     Shares       |            |------------                  |------------|                              |
         |                              |            |                              |            |                              |
         |                 Cost         |            |                 Cost         |            |                 Cost         |
         |                 ----         |            |                 ----         |            |                 ----         |
         |SIC-100%         $57,000,000  |            |Neckura-100%     $9,600,000   |            |Neckura-100%     DM 50,000    |
         |                              |            |                 EURO         |            |                              |
         --------------------------------            --------------------------------            --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
---------------------------------------------------------------------------------------------------------------      |
                       |                                                                 |                    |      |
                       |                                                                 |                    |      |
        --------------------------------          --------------------------------       |     -------------------------------------
        |         SCOTTSDALE           |          |         NATIONWIDE           |       |     |          NATIONWIDE               |
        |      INDEMNITY COMPANY       |          |      COMMUNITY URBAN         |       |     |          CORPORATION              |
        |                              |          |       REDEVELOPMENT          |       |     |                                   |
        |                              |          |        CORPORATION           |       |     |Common Stock:    Control:          |
        |Common Stock:    50,000       |          |Common Stock:    10 Shares    |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |$13,642,432      100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $1,000       |       |     |Casualty 12,992,922 $1,008,497,908 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510     36,862,514 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |       NATIONWIDE CASH        |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |Common Stock:    12,167 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    100 Shares   |       |-----|                 ----              |
  |     |------------     Shares       |     |    |------------                  |       |     |Casualty-18.6%   $90,630           |
  |     |                              |     |    |                 Cost         |       |     |Fire-18.6%       $90,722           |
  |     |                 Cost         |     |    |                 ----         |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |    NATIONWIDE INSURANCE      |       |     |       CALFARM INSURANCE           |
  |     |     GENERAL AGENCY, INC.     |     |    |     COMPANY OF FLORIDA       |       |     |           COMPANY                 |
  |     |                              |     |    |                              |       |     |Common Stock:    49,800 Shares     |
  ------|Common Stock:    1,000        |     |----|Common Stock:    10,000 Shares|       |-----|-------------                      |
  |     |------------     Shares       |     |    |------------                  |             |                                   |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |                 Cost         |     |    |                 ----         |             |                                   |
  |     |                 ----         |     |    |Casualty-100%    $300,000,000 |             |Casualty-100%                      |
  |     |Casualty-100%    $5,000,000   |     |    |                              |             |                                   |
  |     --------------------------------     |    --------------------------------             -------------------------------------
  |                   ||                     |                                                                     |
  |     --------------------------------     |    --------------------------------             -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |   NATIONWIDE INTERNATIONAL   |             |       CALFARM INSURANCE           |
  |     |        MUTUAL INSURANCE      |     |    |         UNDERWRITERS         |             |             AGENCY                |
  |     |             COMPANY          |     |    |Common Stock:    1,000 Shares |             |                                   |
  |     |                              |     |----|------------                  |             |                                   |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |                 Cost         |             |Common Stock:    1,000 shares      |
  |     |Surplus Debentures:           |     |    |                 ----         |             |-------------                      |
  |     |-------------------           |     |    |Casualty-100%    $10,000      |             |                                   |
  |     |                 Cost         |     |    --------------------------------             |                                   |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             |CalFarm Insurance                  |
  |     |Lone Star         150,000     |     |    |          NATIONWIDE          |             |Company - 100%                     |
  |     --------------------------------     |    |          ARENA LLC           |             -------------------------------------
  |                                          |    |                              |                                 |
  |     --------------------------------     |    |                              |             -------------------------------------
  |     |    NATIONWIDE SERVICES       |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |        COMPANY, LLC          |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |                              |             |                                   |
  |     |Single Member Limited         |     |....|                              |             |Common Stock:    1,000 Shares      |
  |.....|Liability Company             |     |    |                              |             |------------                       |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-90%                  |             |CalFarm Insurance                  |
  |     |Casualty-100%                 |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |                                          |    |         NATIONWIDE           |
  |     --------------------------------     |    |    EXCLUSIVE DISTRIBUTION    |
  |     |    AMERICAN MARINE           |     |    |     COMPANY, LLC (NEDCO)     |
  |     |   UNDERWRITERS, INC.         |     |    |                              |
  |     |                              |     |    |   Single Member Limited      |
  |     |Common Stock:   20 Shares     |     |....|     Liability Compnany       |
  |-----|------------                  |     |    |                              |
  |     |                 Cost         |     |    |                              |
  |     |                 ----         |     |    |Casualty-100%                 |
  |     |Casualty-100%    $5,020       |     |    |                              |
  |     |                              |     |    --------------------------------
  |     --------------------------------     |                   |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |          INSURANCE           |
  |     |      eNATIONWIDE, LLC         |    |    |     INTERMEDIARIES, INC      |
  |     |                               |    |    |                              |
  |     |    Single Member Limited      |    |    |Common Stock     1,615 Shares |
  |     |      Liability Company        |    |----|------------                  |
  |     |                               |         |                 Cost         |
  |.....|                               |         |                 ----         |
        |                               |         |Casualty-100%    $1,615,000   |
        |                               |         |                              |
        |Casualty-100%                  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            December 31, 1999

                                                                                                                       (Left Side)

                             |----------------------------------|-----------------------------------|-----------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |
               |                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |
               | ------------  Shares      |      | ---------------           |      |               Cost        |
               |                           |      |                           |      |               ----        |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%     $3,000,000  |
               ----------------|------------      -----------------------------      -----------------------------
                               |
                               |                                                                      ||--------------------------
-----------------------------  |  -----------------------------                      -----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |
|                           |  |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |                      |                           |
| ------------  Shares      |--|--| ------------  Shares      |====                  |                           |
|                           |  |  |                           |  ||                  |                           |
|               Cost        |  |  |               Cost        |  ||                  | Common Stock: 1,000 Shares|
|               ----        |  |  |               ----        |  ||                  | ------------              |
| NW Life-100% $58,070,003  |  |  | NW Life-100% $5,996,261   |  ||                  | NFSDI-100%                |
-----------------------------  |  -----------------------------  ||                  --------------|--||----------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE INVESTMENT   |  |  |     NATIONWIDE MUTUAL     |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|   SERVICES CORPORATION    |  |  |           FUNDS           |  ||  |    DISTRIBUTORS AGENCY    | |  ||  |                     |
|                           |  |  |                           |  ||  |      OF ALABAMA, INC.     | |  ||  |                     |
| Common Stock: 5,000       |  |  |    OHIO BUSINESS TRUST    |  ||  |                           | |  ||  |      FLORIDA        |
| ------------  Shares      |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  |      RECORDS        |===
|                           |--|  |                           |==||  | ------------  Shares      |--  ||  |   ADMINISTRATOR     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|               Cost        |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|               ----        |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100% $529,728     |  |  |                           |  ||  | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ------------------------------|  ||  -----------------------
|   NATIONWIDE FINANCIAL    |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     | |  ||  |                     |
|       ASSIGNMENT          |  |  |     SEPARATE ACCOUNT      |  ||  |        SERVICES OF        | |  ||  |                     |
|        COMPANY            |  |  |           TRUST           |  ||  |       NEW YORK, INC.      | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
|                           |--|  |       MASSACHUSETTS       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |      BUSINESS TRUST       |  ||  |                           | |  ||  |      OF OHIO, INC.  |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|                           |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100%              |  |  |                           |  ||  | NFIDAI-100% $10,100       | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|      INVESTORS, LTD.      |  |  |         GLOBAL FUND       |  ||  |      SECURITIES CORP.     | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |  |  |       CAYMAN ISLANDS      |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
| ------                    |--|  |        EXEMPTED LLC       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |                           |  ||  |                           | |  ||  |   OF OKLAHOMA, INC  |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
| NW Life-90%               |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Mutual-10%             |  |  |                           |  ||  | NFIDAI-100% $153,000      | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
|       PROPERTIES, LTD.    |  |  |  ASSET ALLOCATION TRUST   |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |--|  |                           |  ||  | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
| ------                    |     |    OHIO BUSINESS TRUST    |====  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |     |                           |      |                           | |  ||  |    OF TEXAS, INC    |
|                           |     |                           |      |               Cost        | |  ||  |                     |
| NW Life-97.6%             |     |                           |      |               ----        | |  ||  |                     |
| NW Mutual-2.4%            |     |                           |      | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------     -----------------------------      ----------------------------- |  ||  -----------------------
                                                                                                   |  ||
                                                                     ----------------------------- |  ||  -----------------------
                                                                     |   NATIONWIDE FINANCIAL    | |  ||  |                     |
                                                                     | INSTITUTION DISTRIBUTORS  | |  ||  |                     |
                                                                     |   INS. AGENCY, INC.       | |  ||  |                     |
                                                                     |          OF MASS.         | |  ||  |      AFFILIATE      |
                                                                     |                           |--  ====|      AGENCY OF      |
                                                                     |Common Stock: 100 Shares   | |      |      OHIO, INC      |
                                                                     |------------               | |      |                     |
                                                                     |                           | |      |                     |
                                                                     |NFIDAI-100%                | |      |                     |
                                                                     ----------------------------- |      -----------------------
                                                                     ----------------------------- |
                                                                     |   NATIONWIDE FINANCIAL    | |
                                                                     | INSTITUTION DISTRIBUTORS  | |
                                                                     |   INS. AGENCY, INC.       | |
                                                                     |       OF NEW MEXICO       |--
                                                                     |                           |
                                                                     |Common Stock: 100 Shares   |
                                                                     |------------               |
                                                                     |                           |
                                                                     |NFIDAI-100%                |
                                                                     -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   Common Stock:           Control:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |              Shares     Cost          |
                                                  |             ------     ----           |
                                                  |Casualty     12,992,922 $1,008,497,908 |
                                                  |Fire            649,510     36,862,514 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public--100%  |
                                                      |Class B      NW Corp--100% |
                                                      ---------------|-------------
                                                                     |
-----------|-------------------------|--------------------------|-----------------------------|----------------------|--------------
           |                         |                          |                             |                      |
-----------|------------ ------------|-------------- -----------|------------- ---------------|--------- ------------|--------------
|NFS DISTRIBUTORS, INC.| |    IRVIN L. SCHWARTZ    | | NATIONWIDE FINANCIAL  | |VILLANOVA CAPITAL, INC.|   |  NATIONWIDE FINANCIAL |
|       (NFSDI)        | |   AND ASSOCIATES, INC.  | |SERVICES (BERMUDA) INC.| |Common Stock: 958,750  |   |    SERVICES CAPITAL   |
|                      | |Common Stock:  Control:  | |Common Stock: 250,000  | |-------------  Shares  |   |        TRUST II       |
|                      | |-------------  --------  | |------------- Shares   | |NFS-96%                |   |                       |
|                      | |Class A        Other-100%| |              Cost     | |Preferred Stock:500,000|   |                       |
|NFS-100%              | |Class B        NFS  -100%| |              ----     | |--------------- Shares |   |                       |
|                      | |                         | |NFS-100%   $3,500,000  | |NFS-100%               |   | NFS-100%              |
-----------|------------ --------------------------- ------------------------- ---------------|---------   -------------------------
           |                           |                                                      |
-----------|----------------------------                         -----------------------------|-----------------------|
-----------|------------ --------------|-----------  ------------|------------  --------------|---------- ------------|-------------
|   NATIONAL DEFERRED  | |  NATIONWIDE RETIREMENT |  | VILLANOVA S.A. CAPITAL|  |    MORLEY FINANCIAL   |  | VILLANOVA MUTUAL FUND |
|   COMPENSATION, INC. | |   SOLUTIONS, INC. (NRS)|  |     TRUST (VSA)       |  |SERVICES, INC. (MORLEY)|  |  CAPITAL TRUST (VMF)  |
|                      | |Common Stock:  236,494  |  |                       |  |Common Stock:  82,343  |  |                       |
|                      | |-------------  Shares   |  |                       |  |------------   Shares  |  |                       |
|                      | |                        |  |                       |  |                       |  |                       |
|NFSDI-100%            | |                        |  |                       |  |VILLANOVA CAPITAL, INC.|  |                       |
|                      | |NFSDI-100%              |  |DELAWARE BUSINESS TRUST|  |-100%                  |  |DELAWARE BUSINESS TRUST|
----------||------------ -------------------|------  ---------------------|---  ---------------------|---  -------------------------
          ||                                |                             |                          |
          ||                                |                             |                          -----
          ||  ----------------------------  |  -------------------------  |  -------------------------   |  ------------------------
          ||  |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   | |  |     NATIONWIDE         |  |  |       MORLEY &       |
          ||  |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    | |  |INVESTORS SERVICES, INC.|  |  |   ASSOCIATES, INC.   |
          ||  |                          |  |  |      NEW MEXICO        | |  |                        |  |  |                      |
          ||  |Common Stock: 10,000      |  |  | Common Stock: 1,000    | |  | Common Stock: 5 Shares |  |  | Common Stock: 3,500  |
          ||  |------------- Shares      |--|--| ------------- Shares   | |--|-------------           |  |--| ------------- Shares |
============  |              Cost        |  |  |               Cost     | |  |               Cost     |  |  |             Cost     |
              |              ----        |  |  |               ----     | |  |               ----     |  |  |             ----     |
              |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   | |  |VSA-100%       $5,000   |  |  |Morley-100%     $1,000|
              ----------------------------  |  -------------------------- |  --------------------------  |  ------------------------
                                            |                             |                              |
              ----------------------------  |  -------------------------- |  --------------------------  |  -----------------------
              |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  | |  |    VILLANOVA VALUE     |  |  | EXCALIBER FUNDING    |
              |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    | |  |     INVESTOR, LLC      |  |  |     CORPORATION      |
              |                          |  |  |      SO. DAKOTA        | |  |                        |  |  |                      |
              |Common Stock: 1,000       |  |  |Common Stock: 1,000     | |  |                        |  |  |Common Stock: 1,000   |
              |------------- Shares      |--|--|------------- Shares    | ...|                        |  |--|------------- Shares  |
              |              Cost        |  |  |               Cost     |    |                        |  |  |             Cost     |
              |              ----        |  |  |               ----     |    |                        |  |  |             ----     |
              |NRS-100%      $1,000      |  |  |NRS-100%      $1,000    |    | VSA-100%               |  |  |Morley-100%  $1,000   |
              ----------------------------  |  --------------------------    --------------------------  |  -----------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
              |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |    |     MORLEY CAPITAL     |  |  |   CALIBER FUNDING    |
              |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |    |       MANAGEMENT       |  |  |     CORPORATION      |
              |         ARKANSAS         |  |  |       OF WYOMING       |    |                        |  |  |                      |
              |Common Stock: 50,000      |-----|Common Stock: 500 Shares|    |Common Stock: 500 Shares|  |  |                      |
              |------------- Shares      |  |  |-------------           |    |-------------           |--|--|                      |
              |              Cost        |  |  |              Cost      |    |              Cost      |  |  |                      |
              |              ----        |  |  |              ----      |    |              ----      |  |  |                      |
              |NRS-100%      $500        |  |  |NRS-100%      $500      |    |Morley-100%   $5,000    |  |  |Morley-100%           |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
              |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |    |   UNION BOND           |  |  |   MORLEY RESEARCH    |
              |      SOLUTIONS, INS.     |  |  |   SOLUTIONS, INC.      |    |  & TRUST COMPANY       |  |  |   ASSOCIATES, LTD.   |
              |       AGENCY, INC.       |  |  |     OF OHIO            |    |                        |  |  |                      |
              |Common Stock: 1,000       |  |  |                        |    |Common Stock: 2,000     |  |  | Common Stock: 1,000  |
              |------------- Shares      |--|==|                        |    |------------- Shares    |--|--| ------------- Shares |
              |                          |  |  |                        |    |                        |  |  |                      |
              |              Cost        |  |  |                        |    |              Cost      |  |  |               Cost   |
              |              ----        |  |  |                        |    |              ----      |  |  |               ----   |
              |NRS-100%      $1,000      |  |  |                        |    |  Morley-100%   $50,000 |  |  |Morley-100%  $1,000   |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |
              |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |    |   PORTLAND INVESTMENT  |  |
              |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |    |     SERVICES, INC.     |  |
              |                          |  |  |      OKLAHOMA          |    |                        |  |
              |Common Stock: 500         |  |  |                        |    | Common Stock: 1,000    |  |
              |------------- Shares      |--|==|                        |    | ------------- Shares   |--
              |              Cost        |  |  |                        |    |               Cost     |
              |              ----        |  |  |                        |    |               ----     |
              |NRS-100%      $500        |  |  |                        |    | Morley-100%   $25,000  |
              ----------------------------  |  --------------------------    --------------------------
                                            |
              ----------------------------  |  --------------------------
              |   NATIONWIDE RETIREMENT  |  |  |   NATIONWIDE RETIREMENT|
              | SOLUTIONS, INC. OF NEVADA|  |  |    SOLUTIONS, INC.     |
              |                          |  |  |      OF TEXAS          |
              |Common Stock: 1,000       |-- ==|                        |
              |------------- Shares      |     |                        |
              |              Cost        |     |                        |
              |              ----        |     |                        |
              |NRS-100%      $1,000      |     |                        |
              ----------------------------     --------------------------


                                                                                                                            (Right)
















------------------------------------------------------------------------------------------------------------------------------------
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                     ------------------------------- |  ----------------------------   -----------------------------
                                     |       GATES MCDONALD        | |  |        NATIONWIDE        |   |     NATIONWIDE GLOBAL     |
                                     |      & COMPANY (GATES)      | |  |HEALTH PLANS, INC. (NHP)  |   |   HOLDINGS, INC. (NGH)    |
                                     |                             | |  |                          |   |                           |
-------------------                --|Common Stock:  254 Shares    | |--|Common Stock:  100 Shares |   |Common Stock:  1 Share     |
|                  |               | |------------                 | || |------------              | --|------------               |
|   ---------------|-------------- | |               Cost          | || |               Cost       ||  |               Cost        |
|   |                            | | |               ----          | || |               ----       ||  |               ----        |
|   | THE 401(k) COMPANIES, INC. | | |NW Corp.-100%  $25,683,532   | || |                          ||  |                           |
|   |         (401(k))           | | |------------------------------ || |NW Corp.-100%  $14,603,732||  |NW Corp.-100%  $257,000,000|
|   |                            | |                                 || --------------------------- |  -----------------------------
|   |Common Stock:   Control     | | |------------------------------ || ----------------------------|  -----------------------------
||--|-------------   -------     | | |  MEDPROSOLUTIONS, INC.      | || |    NATIONWIDE MANAGEMENT ||  |     NATIONWIDE GLOBAL     |
||  |Class A        Other-100%   | --|                             | |--|        SYSTEMS, INC.     ||  |     HOLDINGS, INC. -      |
||  |Class B        NFS-100%     | | |               Cost          | || |                          ||  |     LUXEMBOURG BRANCH     |
||  |                            | | |               ----          | || |Common Stock:  100 Shares ||  |         (BRANCH)          |
||  ------------------------------ | |Gates-100%     $6,700,000    | || |-------------             ||  |                           |
||                                 | |                             | || |               Cost       ||--|                           |
||                                 | |                             | || |               ----       ||  |Endowment Capital -        |
||  ------------------------------ | ------------------------------- || |NHP Inc.-100%  $25,149    ||  |               $1,000,000  |
||  |     401(k) INVESTMENT      | |                                 || ----------------------------|  --------------|--------------
||  |       SERVICES, INC.       | | |------------------------------ || ----------------------------|  --------------|--------------
||  |                            | | |     GATES MCDONALD &        | || |         NATIONWIDE       ||  |    NGH LUXEMBOURG S.A.    |
||  |Common Stock: 1,000,000     | | | COMPANY OF NEW YORK, INC.   | || |        AGENCY, INC.      ||  |          (LUX SA)         |
||  |------------  Shares        | --|                             | |--|                          ||  |                           |
||--|                            | | |Common Stock:  3 Shares      | |  |Common Stock:  100 Shares ||  |Common Stock:  5894 Shares |
||  |               Cost         | | |------------                 | |  |------------              || -|------------               |
||  |               ----         | | |               Cost          | |  |               Cost       || ||               Cost        |
||  |401(k)-100%    $7,800       | | |               ----          | |  |               ----       || ||               ----        |
||  ------------------------------ | |Gates-100%     $106,947      | |  |NHP Inc.-99%   $116,077   || ||BRANCH.-99.98% $115,470,723|
||                                 | ------------------------------- |  ----------------------------| |-----------------------------
||  ------------------------------ |                                 |                              | |
||  |      401(k) INVESTMENT     | | ------------------------------- |  ----------------------------| |-----------------------------
||  |        ADVISORS, INC.      | | |      GATES MCDONALD &       | |  |NATIONWIDE GLOBAL HOLDINGS|| ||       PAN EURO LIFE       |
||  |                            | | |     COMPANY OF NEVADA       | |  |    -HONG KONG, LIMITED   || ||                           |
||  |Common Stock:  1,000 Shares | --|                             | |  |                          || ||Common Stock: 1,300,000    |
||--|------------                | | |Common Stock:  40 Shares     | |  |Common Stock:  2 Shares   || ||------------  Shares       |
||  |               Cost         | | |------------                 | |  |------------   Cost       -- --                           |
||  |               ----         | | |               Cost          | |  |               ----       || ||              Cost         |
||  |401(k)-100%    $1,000       | | |               ----          | |  |NGH-50%                   || ||              ----         |
||  ------------------------------ | |Gates-100%     $93,750       | |  |Casualty--50%             || ||LUX SA-90%    3,817,832,685|
||                                 | ------------------------------- |  ----------------------------| ||              LUF          |
||  ------------------------------ |                                 |                              | |-----------------------------
||  |        401(k) COMPANY      | | ------------------------------- |  ----------------------------| |-----------------------------
||  |                            | | |       GATES MCDONALD        | |  |            NGH           || ||NATIONWIDE GLOBAL HOLDINGS |
||  |Common Stock: 855,000 Shares| | |      HEALTH PLUS, INC.      | |  |      NETHERLANDS B.V.    || ||- NGH BRASIL PARTICIPACOES,|
||  |                            | --|                             | |  |                          || ||     LTDA (NGH BRASIL)     |
||  |              Cost          | | |Common Stock:  200 Shares    | |  |Common Stock:  40 Shares  || ||                           |
||--|              ----          | | |------------                 | |  |------------              -- --       Shares    Cost      |
||  |401(k)-100%   $1,000        | | |               Cost          | |  |               Cost       ||  |       ------    ----      |
||  ------------------------------ | |               ----          | |  |               ----       ||  |LUX SA 6,164,899 R6,164,899|
||                                 | |Gates-100%     $2,000,000    | |  |NGH-100%       NLG 52,500 ||  |NGH    1         R1        |
||  ------------------------------ | ------------------------------- |  ----------------------------|  --------------|--------------
||  |                            | |                                 |                              |                |
|===|                            | | ------------------------------- |  ----------------------------|  --------------|--------------
|   |   RIVERVIEW AGENCY, INC.   | | |NEVADA INDEPENDENT COMPANIES-| |  |         NATIONWIDE       ||  |         NATIONWIDE        |
|   |                            | | |MANUFACTURING TRANSPORTATION | |  |    SERVICES SP. Z.O.O.   ||  |       SEGURADORA S.A.     |
|   |                            | | |       AND DISTRIBUTION      | |  |                          ||  |                           |
|   |                            | --|                             | |  |Common Stock:  80 Shares  ||  |        Shares    Cost     |
|   |                            | | |Common Stock:  1,000 Shares  | |  |------------   Cost       --  |        ------    ----     |
|   ------------------------------ | |------------                 | |  |               ----       ||  |NGH                        |
|                                  | |Gates-100%                   | |  |NGH-100%       4,000 PLN  ||  |BRASIL 9,999,999 R9,999,999|
|   ------------------------------ | ------------------------------- |  --------------------------- |  |LUX SA 1         R1        |
|   |                            | |                                 |                              |  -----------------------------
|   | PENSION ASSOCIATES, INC.   | | ------------------------------- |  ----------------------------|  -----------------------------
|   |                            | | |      NEVADA INDEPENDENT     | |  |   MRM INVESTMENTS, INC.  ||  |     NATIONWIDE GLOBAL     |
----| Common Stock: 1,000 Shares | | | COMPANIES-HEALTH AND PROFIT | |  |                          ||  |        FINANCE, LLC       |
    |                            | --|                             | ---|Common Stock:  1 Share    ||  |  Single Member Limited    |
    |               Cost         | | |Common Stock:  1,000 Shares  |    |------------              ||  |     Liability Company     |
    |               ----         | | |------------                 |    |               Cost       |...|                           |
    | NFS-100%      $2,839,392   | | |                             |    |               ----       |   |                           |
    ------------------------------ | |Gates-100%                   |    |NW Corp.-100%  $7,000,000 |   |NGH-100%                   |
                                   | -------------------------------    ----------------------------   -----------------------------
                                   |
                                   | -------------------------------
                                   | |     NEVADA INDEPENDENT      |
                                   | |   COMPANIES-CONSTRUCTION    |
                                   --|                             |
                                   | |Common Stock:  1,000 Shares  |
                                   | |------------                 |
                                   | |                             |
                                   | |Gates-100%                   |
                                   | -------------------------------
                                   |
                                   | -------------------------------
                                   | |     NEVADA INDEPENDENT      |
                                   | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      - Solid Line
                                   --|         ENTERTAINMENT       |       Contractual Association   - Double Line
                                     |                             |       Limited Liability Company - Dotted Line
                                     |Common Stock:  1,000 Shares  |
                                     |Gates-100%                   |       December 31, 1999
                                     -------------------------------






                                                                                                                    Page 2

Item 27.  Number of Contract Owners


          The number of contract owners as of February 29, 2000 was 3,252.


Item 28.  Indemnification

          Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

Item 29.  PRINCIPAL UNDERWRITER

          (a) Nationwide Investment Services Corporation ("NISC") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-11, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, Nationwide VLI Separate Account-5, Nationwide DC Variable Account, Nationwide DCVA-II, and the NACo Variable Account, all of which are separate investment accounts of Nationwide or its affiliates.


(b)                             NATIONWIDE INVESTMENT SERVICES CORPORATION
                                          DIRECTORS AND OFFICERS
-------------------------------------------------------------------------------------------------------------
NAME AND BUSINESS ADDRESS                               POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------------------------------------------------------------------------------
Joseph J. Gasper                                        Chairman of the Board and Director
One Nationwide Plaza
Columbus, Ohio 43215
-------------------------------------------------------------------------------------------------------------
Richard A. Karas                                        Vice Chairman and Director
One Nationwide Plaza
Columbus, Ohio 43215
-------------------------------------------------------------------------------------------------------------
Dimon R. McFerson                                       Chairman and Chief Executive Officer - Nationwide
One Nationwide Plaza                                    Insurance Enterprise and Director
Columbus, Ohio 43215
-------------------------------------------------------------------------------------------------------------
Timothy E. Murphy                                       President
One Nationwide Plaza
Columbus, Ohio 43215
-------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                        Executive Vice President - Chief Financial Officer
One Nationwide Plaza
Columbus, Ohio 43215
-------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                                 Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, Ohio 43215
-------------------------------------------------------------------------------------------------------------
Dennis W. Click                                         Vice President and Secretary
One Nationwide Plaza
Columbus, Ohio 43215
-------------------------------------------------------------------------------------------------------------
Joseph P. Rath                                          Vice President - Compliance
One Nationwide Plaza
Columbus, Ohio 43215
-------------------------------------------------------------------------------------------------------------
Barbara J. Shane                                        Vice President - Compliance Officer
One Nationwide Plaza
Columbus, Ohio 43215
-------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                        Vice President and Treasurer
One Nationwide Plaza
Columbus, Ohio 43215
-------------------------------------------------------------------------------------------------------------
Gary E. Berndt                                          Assistant Treasurer
One Nationwide Plaza
Columbus, Ohio 43215
-------------------------------------------------------------------------------------------------------------
Duane M. Campbell                                       Assistant Treasurer
One Nationwide Plaza
Columbus, Ohio 43215
-------------------------------------------------------------------------------------------------------------
Terry C. Smetzer                                        Assistant Treasurer
One Nationwide Plaza
Columbus, Ohio 43215
-------------------------------------------------------------------------------------------------------------
Phillip C. Gath                                         Director
One Nationwide Plaza
Columbus, Ohio 43215
-------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                         Director
One Nationwide Plaza
Columbus, Ohio 43215
-------------------------------------------------------------------------------------------------------------

               (c)NAME OF       NET UNDERWRITING       COMPENSATION ON
                 PRINCIPAL       DISCOUNTS AND          REDEMPTION OR       BROKERAGE
                UNDERWRITER      COMMISSIONS            ANNUITIZATION      COMMISSIONS         COMPENSATION
                Nationwide           N/A                     N/A               N/A                N/A
                Investment
                Services
                Corporation


Item 30.  Location of Accounts and Records

          John Davis

          Nationwide Life Insurance Company
          One Nationwide Plaza
          Columbus, OH 43215

Item 31.  Management Services

          Not Applicable

Item 32.  Undertakings

          The Registrant hereby undertakes to:

          (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

          (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request; and

          (d) Represent that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Code, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).

          The Depositor hereby represents:

          (a) That the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of NACo Variable Account:

We consent to the use of our reports included herein and to the references to our firm under the heading "Services" in the Statement of Additional Information.

                                                                       KPMG LLP


Columbus, Ohio

April 28, 2000

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NACo VARIABLE ACCOUNT, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Post-Effective Amendment No. 21 and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28th day of April, 2000.

                                         NACo VARIABLE ACCOUNT
                            -----------------------------------------------
                                              (Registrant)

                                   NATIONWIDE LIFE INSURANCE COMPANY
                            -----------------------------------------------
                                               (Depositor)


                                      By /s/ STEVEN SAVINI, ESQ.
                            -----------------------------------------------
                                          STEVEN SAVINI, ESQ.

                             Vice President - Product and Market Compliance

As required by the Securities Act of 1933, this Post-Effective Amendment No. 21 has been signed by the following persons in the capacities indicated on the 28th day of April, 2000.


               SIGNATURE                                 TITLE

LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
----------------------------------------
A. I. Bell

KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                       Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                             President and Chief Operating
----------------------------------------
Joseph J. Gasper                                 Officer and Director

DIMON R. MCFERSON                            Chairman and Chief Executive
----------------------------------------
Dimon R. McFerson                                Officer and Director

DAVID O. MILLER                                Chairman of the Board and
----------------------------------------
David O. Miller                                        Director

YVONNE L. MONTGOMERY                                   Director
----------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                          Executive Vice President and Chief
----------------------------------------
Robert A. Oakley                                   Financial Officer

RALPH M. PAIGE                                         Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                     Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                       Director
----------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                      Director
----------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                        Director
----------------------------------------
Nancy C. Thomas
                                                       By /s/ STEVEN SAVINI, ESQ.
                                                ----------------------------------------
                                                            STEVEN SAVINI, ESQ.
                                                             Attorney-in-Fact